SPARTAN(REGISTERED TRADEMARK)
ARIZONA
MUNICIPAL
FUNDS

ANNUAL REPORT
AUGUST 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE        3   Ned Johnson on investing
                               strategies.

SPARTAN ARIZONA MUNICIPAL
INCOME FUND

 PERFORMANCE               4   How the fund has done over
                               time.

 FUND TALK                 7   The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        10  A summary of major shifts in
                               the fund's investments over
                               the past six months.

 INVESTMENTS               11  A complete list of the fund's
                               investments with their
                               market values.

 FINANCIAL STATEMENTS      16  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

SPARTAN ARIZONA MUNICIPAL
MONEY MARKET FUND

 PERFORMANCE               20  How the fund has done over
                               time.

 FUND TALK                 22  The manager's review of fund
                               performance, strategy and
                               outlook.

 INVESTMENT CHANGES        24  A summary of major shifts in
                               the fund's investments over
                               the past six months and one
                               year.

 INVESTMENTS               25  A complete list of the fund's
                               investments.

 FINANCIAL STATEMENTS      28  Statements of assets and
                               liabilities, operations, and
                               changes in net assets,  as
                               well as financial highlights.

NOTES                      32  Notes to the financial
                               statements.

REPORT OF INDEPENDENT      36  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS              37

OF SPECIAL NOTE            38

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

SPARTAN ARIZONA MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

SPARTAN ARIZONA MUNICIPAL        0.38%        36.15%
INCOME

LB Arizona Enhanced Municipal    1.05%        40.41%
Bond

Arizona Municipal Debt Funds     -0.96%       n/a
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Arizona Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Arizona municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past one year average represents a peer group of 38 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                    PAST 1 YEAR  LIFE OF FUND

SPARTAN ARIZONA MUNICIPAL        0.38%        6.51%
INCOME

LB Arizona Enhanced Municipal    1.05%        7.27%
Bond

Arizona Municipal Debt Funds     -0.96%       n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan AZ Muni Income      LB Municipal Bond
             00434                       LB015
  1994/10/31      10000.00                    10000.00
  1994/11/30       9820.11                     9819.20
  1994/12/31      10064.35                    10035.32
  1995/01/31      10414.23                    10322.13
  1995/02/28      10773.06                    10622.30
  1995/03/31      10866.46                    10744.35
  1995/04/30      10885.64                    10757.03
  1995/05/31      11219.72                    11100.28
  1995/06/30      11111.21                    11003.71
  1995/07/31      11215.14                    11108.03
  1995/08/31      11372.18                    11248.88
  1995/09/30      11463.33                    11320.08
  1995/10/31      11631.80                    11484.67
  1995/11/30      11820.94                    11675.21
  1995/12/31      11925.02                    11787.40
  1996/01/31      12041.15                    11876.40
  1996/02/29      11942.15                    11796.23
  1996/03/31      11779.23                    11645.48
  1996/04/30      11735.76                    11612.52
  1996/05/31      11716.16                    11607.88
  1996/06/30      11827.94                    11734.29
  1996/07/31      11918.94                    11841.07
  1996/08/31      11908.53                    11838.23
  1996/09/30      12056.07                    12003.96
  1996/10/31      12194.14                    12139.73
  1996/11/30      12400.73                    12361.88
  1996/12/31      12343.01                    12309.96
  1997/01/31      12367.61                    12333.23
  1997/02/28      12469.45                    12446.45
  1997/03/31      12294.99                    12280.54
  1997/04/30      12389.13                    12383.32
  1997/05/31      12544.70                    12569.57
  1997/06/30      12675.15                    12703.44
  1997/07/31      13009.98                    13055.32
  1997/08/31      12880.60                    12932.99
  1997/09/30      13024.85                    13086.51
  1997/10/31      13097.69                    13170.65
  1997/11/30      13156.84                    13248.10
  1997/12/31      13326.81                    13441.39
  1998/01/31      13437.65                    13580.10
  1998/02/28      13445.37                    13584.18
  1998/03/31      13446.17                    13596.13
  1998/04/30      13383.32                    13534.81
  1998/05/31      13544.37                    13749.07
  1998/06/30      13579.60                    13803.24
  1998/07/31      13616.10                    13837.88
  1998/08/31      13803.11                    14051.68
  1998/09/30      13964.10                    14226.76
  1998/10/31      13975.18                    14226.48
  1998/11/30      13997.25                    14276.41
  1998/12/31      14033.73                    14312.39
  1999/01/31      14186.10                    14482.57
  1999/02/28      14103.25                    14419.28
  1999/03/31      14114.92                    14439.32
  1999/04/30      14150.56                    14475.27
  1999/05/31      14071.05                    14391.46
  1999/06/30      13885.53                    14184.22
  1999/07/31      13962.06                    14235.85
  1999/08/31      13856.00                    14121.97
IMATRL PRASUN   SHR__CHT 19990831 19990913 084431 R00000000000061

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. As the chart shows, by August 31, 1999, the value of the investment would have grown to $13,856 - a 38.56% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,122 - a 41.22% increase.

(checkmark)UNDERSTANDING
PERFORMANCE

How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.

TOTAL RETURN COMPONENTS

                  YEARS ENDED AUGUST 31,                        OCTOBER 11, 1994
                                                                (COMMENCEMENT OF OPERATIONS)
                                                                TO AUGUST 31,

                  1999                    1998   1997   1996    1995

Dividend returns  4.13%                   4.55%  4.80%  4.92%   5.34%

Capital returns   -3.75%                  2.61%  3.36%  -0.20%   6.40%

Total returns     0.38%                   7.16%  8.16%  4.72%   11.74%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD

PERIODS ENDED             PAST 1 MONTH  PAST 6 MONTHS  PAST 1 YEAR

Dividends per share       3.91(cents)   23.05(cents)   45.81(cents)

Annualized dividend rate  4.37%         4.25%          4.21%

30-day annualized yield   4.35%         -              -

30-day annualized         7.16%         -              -
tax-equivalent yield

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.54 over the past one month, $10.76 over the past six months and $10.88 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.23% combined effective 1999 federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The municipal bond market endured
a variety of tribulations over the past
year. While municipal bonds slightly
trailed the returns of their taxable
bond counterparts, they significantly
outperformed government bonds on
an absolute basis. For the 12-month
period ending August 31, 1999, the
Lehman Brothers Municipal Bond Index
- an index of approximately 50,000
investment-grade, fixed-rate,
tax-exempt bonds - returned 0.50%,
lagging the 0.80% one-year return of
the overall taxable-bond market, as
measured by the Lehman Brothers
Aggregate Bond Index. Meanwhile,
the market proxy for U.S. government
bonds, the Lehman Brothers
Long-Term Government Bond
Index, fell 4.99%. At the outset of
the 12-month period, municipals
were outdistanced by Treasuries,
which benefited from a massive flight
to safety during the global financial
crises of the fall. Munis were also
dragged down by 1998's
near-record issuance, which was
met by relatively subdued demand.
As supply tailed off late last year and
in early 1999, however, municipal bond
performance began to improve.
Unfortunately, a massive sell-off
by institutional investors, combined
with the fears of heightened
inflation and Y2K concerns, quickly
put a damper on municipal bonds.
Also, the Federal Reserve Board's
two subsequent rate hikes in June
and August put further downward
pressure on muni bond prices.

(photograph of Christine Thompson)

An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. HOW DID THE FUND PERFORM, CHRISTINE?

A. Although it was a disappointing period for municipal bonds, the fund performed better than the average fund of its type. For the 12-month period that ended August 31, 1999, the fund had a total return of 0.38%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned -0.96% for the same 12-month period, according to Lipper Inc. Additionally, the Lehman Brothers Arizona Enhanced Municipal Bond Index - which tracks the types of securities in which the fund invests - returned 1.05%.

Q. WHAT HELPED THE FUND BEAT ITS PEERS?

A. A key factor was the duration management policy of the fund. Duration measures a fund's interest-rate sensitivity. In keeping with Fidelity's investment approach, I managed the fund's duration to be in line with the Arizona municipal market as a whole, as reflected by the Lehman Brothers Arizona Enhanced Municipal Bond Index. As a rule, I don't lengthen or shorten duration based on where I think interest rates will be at some point down the road, because I don't believe that anyone can do so with any accuracy over time. But other funds in the peer group do actively manage duration, and some increased their interest-rate sensitivity, which likely caused their returns to suffer when interest rates rose.

Q. WHAT OTHER STRATEGIES MADE A POSITIVE CONTRIBUTION TO PERFORMANCE?

A. The fund's focus on high-quality bonds was a plus during the period. I emphasized high-quality bonds throughout the period because I felt that they were the better value, offering only slightly less yield than lower-quality bonds in most instances. Over the past six months in particular, rising interest rates, coupled with problems in some lower-quality sectors - particularly health care - cast a pall over lower-quality bonds in general.

Q. WERE THERE ANY DISAPPOINTMENTS DURING THE PERIOD?

A. Intermediate-maturity bonds - those set to mature within five and 15 years - were a disappointment earlier this year, although they bounced back more recently. Initially, intermediates suffered primarily from reduced demand and increased supply at the hands of relatively heavy selling from some specific types of institutional investors. In contrast, strong demand from individual investors helped to support the performance of some shorter- and longer-term bonds. However, I continued to emphasize intermediate bonds because, based on Fidelity's quantitative models, I felt they offered the most attractive value for their given interest-rate sensitivity and their total return potential. The intermediate-maturity focus worked in the fund's favor during the past several months, as institutional investors began to buy intermediate-maturity bonds, helping them play catch-up to their longer-term counterparts.

Q. WHERE DID YOU FIND OPPORTUNITIES DURING THE PERIOD?

A. I found some attractive opportunities among bonds backed by Arizona colleges and universities. Education bonds offer diversification from the economically sensitive areas of the market - such as general obligation bonds, which depend on sales, property, income and other tax revenue collections. In addition, demographic trends support a growing number of students seeking to obtain advanced degrees over the next several years. One interesting fact is that roughly 85% of Arizona's students attend colleges or universities within the state. I also continued to emphasize premium coupon bonds, those that pay interest rates moderately above prevailing market rates and trade at prices above face - or par - value. An appealing aspect of premiums has been that they are insulated from unfavorable tax treatment that can affect lower-coupon bonds during certain market environments.

Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?

A. The decline in bond prices that we have seen over the past several months reflects the anticipation of higher short-term interest rates. In addition, municipals have lagged Treasury securities and are attractively priced as a consequence. That's why I believe that conditions support the idea that municipals can do well relative to their Treasury counterparts.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks a high level of
current income, exempt from
federal income tax and
Arizona personal income
tax

FUND NUMBER: 434

TRADING SYMBOL: FSAZX

START DATE: October 11,
1994

SIZE: as of August 31, 1999,
more than $29 million

MANAGER: Christine Thompson,
since 1998; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1985

CHRISTINE THOMPSON ON Y2K
AND ITS POTENTIAL EFFECTS ON
MUNICIPAL BOND ISSUERS:

"Y2K may pose a number of
challenges for municipal bond
issuers. My primary focus with
regard to Y2K-related issues is
how they will impact the credit
quality of various municipal bond
issuers. Fidelity's research team
asks municipal bond issuers a
number of things, including how
vulnerable they believe they are to
potential problems, what their
short-term contingency plans are in
the event of any problems and
what long-term solutions they've
developed. What we've found so far
is that there are varying degrees of
sophistication among issuers,
with some much more poised to
deal with potential problems than
others. That's why we carefully
consider Y2K-related issues as
one of the many factors in our
routine security selection
process."

(solid bullet) At the end of the period, the fund had 7.9% of investments in bonds issued by Puerto Rico and Guam.
As territories of the United States,
Puerto Rico and Guam can issue
bonds that are free from taxes in
all 50 states. When the supply of
Arizona municipals is limited or
their prices look expensive, the
fund occasionally invests in
Puerto Rico and Guam bonds.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENT CHANGES





TOP FIVE SECTORS AS OF AUGUST
31, 1999

                               % OF FUND'S INVESTMENTS  % OF FUND'S INVESTMENTS IN
                                                        THESE SECTORS  6 MONTHS AGO

General Obligations             25.0                     25.0

Electric Utilities              19.4                     16.7

Special Tax                     14.6                     17.3

Water & Sewer                   12.3                     9.6

Health Care                     9.7                      9.4

AVERAGE YEARS TO MATURITY AS
OF AUGUST 31, 1999

                                                         6 MONTHS AGO

Years                           9.9                      10.7


AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME REMAINING UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS,
WEIGHTED BY DOLLAR AMOUNT.

DURATION AS OF AUGUST 31, 1999

                                       6 MONTHS AGO

Years                            6.1   5.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION

AS OF AUGUST 31, 1999

Aaa 49.1%
Aa, A 39.2%
Baa 6.8%
Short-term
Investments 4.9%

Row: 1, Col: 1, Value: 49.1
Row: 1, Col: 2, Value: 39.2
Row: 1, Col: 3, Value: 6.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.9

AS OF FEBRUARY 28, 1999

Aaa 55.9%
Aa, A 38.4%
Baa 2.4%
Short-term
Investments 3.3%

Row: 1, Col: 1, Value: 55.9
Row: 1, Col: 2, Value: 38.4
Row: 1, Col: 3, Value: 2.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.3

WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P (registered trademark) RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

INVESTMENTS AUGUST 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 95.1%

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - 87.2%

Arizona Health Facilities         Aaa       $ 360,000                      $ 391,752
Auth. Hosp. Sys.  Rev. Rfdg.
(Saint Lukes Health Sys.)
7.25% 11/1/14 (Pre-Refunded
to 11/1/03  @ 102) (d)

Arizona Trans. Board Excise
Tax Rev.:

(Maricopa County Reg'l. Area
Road Proj.) Series A:

5.4% 7/1/01 (AMBAC Insured)       Aaa        1,000,000                      1,021,720

5.75% 7/1/05 (AMBAC Insured)      Aaa        400,000                        423,592

Rfdg. (Maricopa County Reg'l.
Area):

Series A, 6.5% 7/1/04 (AMBAC      Aaa        100,000                        108,776
Insured)

Series B, 6% 7/1/05 (AMBAC        Aaa        150,000                        160,746
Insured)

Arizona Trans. Board Hwy.         Aaa        300,000                        316,602
Rev. Series A, 6.5% 7/1/11
(Pre-Refunded to 7/1/01 @
101.5) (d)

Arizona Univ. Rev. Rfdg. 6%       A1         1,000,000                      1,069,630
7/1/06

Central Arizona Wtr.
Conservation District
Contract Rev.:

(Central Arizona Proj.)

Series B, 6.3% 11/1/02 (MBIA      Aaa        200,000                        210,026
Insured)

Rfdg. (Central Arizona Proj.)
Series A:

5.5% 11/1/09                      A1         1,000,000                      1,034,100

5.5% 11/1/10                      A1         375,000                        386,828

Chandler Gen. Oblig.:

6.25% 7/1/10                      Aa3        500,000                        544,770

6.5% 7/1/10 (MBIA Insured)        Aaa        200,000                        224,404

6.5% 7/1/11 (MBIA Insured)        Aaa        225,000                        251,991

Chandler Wtr. & Swr. Rev.         Aaa        1,000,000                      1,006,310
5.5% 7/1/15  (MBIA Insured)

Cochise County Unified School     Aaa        200,000                        224,190
District #68  (Sierra Vista)
Series B, 9% 7/1/02  (FGIC
Insured)

Flagstaff Gen. Oblig. 4.5%        Aaa        200,000                        184,010
7/1/13  (FGIC Insured)

Glendale Ind. Dev. Auth. Edl.     AAA        150,000                        165,782
Facilities Rev. Rfdg.
(American Graduate School
Int'l. Proj.) 6.55% 7/1/05
(AMBAC Insured)
(Pre-Refunded to 7/1/05 @
101) (d)

Maricopa County Cmnty.            Aa1        500,000                        515,245
College District  (Proj. of
1994) Series C, 5.25% 7/1/06

Maricopa County Ctfs. of          A2         155,000                        156,125
Prtn. 5.625% 6/1/00

Maricopa County Hosp. Rev.        Baa1       300,000                        307,584
Rfdg. (Sun Health Corp.)
6.125% 4/1/18

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Maricopa County Ind. Dev.         Baa1      $ 500,000                      $ 494,830
Auth. Health Facilities Rev.
(Catholic Healthcare West
Proj.) Series A, 5% 7/1/03

Maricopa County Ind. Dev.         AA+        750,000                        680,573
Auth. Hosp. Facilities Rev.
(Mayo Clinic Hosp.) 5.25%
11/15/37

Maricopa County School            Aaa        500,000                        379,700
District #1 Rfdg.  (Cap.
Appreciation) (Phoenix
Elementary)  2nd Series, 0%
7/1/05 (MBIA Insured)

Maricopa County School            Aaa        200,000                        217,280
District #14 Rfdg.
(Creighton) 6.5% 7/1/04
(FGIC Insured)

Maricopa County School            Aaa        955,000                        648,798
District #28 (Cap.
Appreciation) (Kyrene
Elementary) Series C, 0%
7/1/07 (FGIC Insured)

Maricopa County School            Aaa        500,000                        321,030
District #3 Rfdg.  (Cap.
Appreciation) (Temple
Elementary) 0% 7/1/08 (AMBAC
Insured)

Maricopa County School            Aaa        300,000                        309,798
District #4 Rfdg.  (Mesa
Univ.) 5.25% 7/1/04 (FSA
Insured)

Maricopa County Unified           Aaa        400,000                        443,912
School District #80
(Chandler) 6.6% 7/1/06 (FGIC
Insured)

Mesa Gen. Oblig. Rfdg. 5.7%       Aaa        250,000                        261,228
7/1/03  (FGIC Insured)

Mesa Ind. Dev. Auth. Rev.:

(Discovery Health Sys.)
Series A:

5.375% 1/1/14 (MBIA Insured)      Aaa        500,000                        493,195

5.625% 1/1/29 (MBIA Insured)      Aaa        500,000                        491,915

Rfdg. (Lutheran Health Sys.       AAA        300,000                        301,026
Proj.) Series A 1, 5.25%
1/1/11 (MBIA Insured)

Mohave County Ind. Dev. Auth.     A+         250,000                        246,275
Ind. Dev. Rev. (North Star
Steel Co. Proj.) Series B,
5.5% 12/1/20 (c)

Navajo County Poll. Cont.         Baa1       200,000                        199,792
Corp. Rev. Rfdg.  (Pub. Svc.
Co. Proj.) Series A, 5.875%
8/15/28

Phoenix Arpt. Rev. Series D,      Aaa        810,000                        870,151
6.4% 7/1/12 (MBIA Insured)
(c)

Phoenix Civic Impt. Corp.
Arpt. Excise Tax Rev. Rfdg.
Senior Lien:

5% 7/1/03 (c)                     Aa2        500,000                        506,740

5.25% 7/1/09 (c)                  Aa2        400,000                        400,080

Phoenix Civic Impt. Corp.
Excise Tax Rev.  (Muni.
Courthouse Proj.) Senior
Lien Series A:

5.5% 7/1/11                       Aa2        200,000                        205,154

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Phoenix Civic Impt. Corp.
Excise Tax Rev.  (Muni.
Courthouse Proj.) Senior
Lien Series A: - continued

5.75% 7/1/15                      Aa2       $ 675,000                      $ 688,277

Phoenix Civic Impt. Corp.         Aa3        500,000                        489,835
Wtr. Sys. Rev. Junior Lien,
5.45% 7/1/19

Phoenix Gen. Oblig.:

Rfdg. Series A, 7.5% 7/1/08       Aa1        100,000                        118,160

4.5% 7/1/18                       Aa1        400,000                        342,420

Phoenix Street & Hwy. User        Aaa        250,000                        265,268
Rev. Rfdg. Junior Lien,
6.25% 7/1/11 (MBIA Insured)

Phoenix Wtr. Sys. Rev. Rfdg.      Aa3        400,000                        404,440
4.75% 7/1/01

Pima County Gen. Oblig. Rfdg.     Aaa        500,000                        505,905
4.75% 7/1/01 (MBIA Insured)

Pima County Ind. Dev. Auth.       Aaa        200,000                        203,370
Rev. Rfdg. (HealthPartners
Proj.) Series A, 5.625%
4/1/14 (MBIA Insured)

Pima County Unified School        Aaa        250,000                        301,200
District #1 Tucson Rfdg.
7.5% 7/1/10 (FGIC Insured)

Pima County Unified School        Aaa        300,000                        290,724
District #10 Amphitheater
Rfdg. (Cap. Appreciation) 0%
7/1/00 (FGIC Insured)

Salt River Proj. Agric. Impt.
& Pwr. District Elec. Sys.
Rev.:

Rfdg.:

Series A, 5.75% 1/1/07            Aa2        300,000                        316,656

Series B, 6.5% 1/1/04             Aa2        1,400,000                      1,504,284

Series C, 6.25% 1/1/19            Aa2        500,000                        522,670

Scottsdale Gen. Oblig. Rfdg.:

Series C, 6.375% 7/1/01           Aa1        250,000                        259,855

5.5% 7/1/09                       Aa1        100,000                        104,107

Scottsdale Street & Hwy. User     A1         800,000                        829,312
Rev. Rfdg. 5.5% 7/1/07

Tempe Union High School
District #213:

(Proj. of 1994):

Series B, 7% 7/1/03 (FGIC         Aaa        400,000                        435,356
Insured)

Series C, 4% 7/1/12 (MBIA         Aaa        200,000                        176,786
Insured)

Rfdg. & Impt. 7% 7/1/08 (FGIC     Aaa        310,000                        354,829
Insured)

Tucson Gen. Oblig. Rfdg.          Aaa        200,000                        216,302
6.75% 7/1/03  (FGIC Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS (UNAUDITED) (A)             PRINCIPAL AMOUNT               VALUE (NOTE 1)

ARIZONA - CONTINUED

Tucson Street & Hwy. User Rev.:

Rfdg. Senior Lien, 6% 7/1/10      Aaa       $ 400,000                      $ 435,048
(MBIA Insured)

Senior Lien Series A, 7%          Aaa        300,000                        351,510
7/1/11 (MBIA Insured)

Tucson Wtr. Rev. Series 1994      Aaa        200,000                        224,794
C, 6.75% 7/1/07 (FGIC
Insured)

Univ. of Arizona Univ. Rev.:

Rfdg. 6.375% 6/1/05               A1         400,000                        425,244

5.25% 6/1/13 (FSA Insured)        Aaa        500,000                        497,880

Yuma County Hosp. Distritct       A          265,000                        274,116
#001 6.35% 11/15/07
(Escrowed to Maturity) (d)

                                                                            26,714,008

GUAM - 3.2%

Guam Pwr. Auth. Rev. Series       Baa3       1,000,000                      977,000
A, 4% 10/1/03

PUERTO RICO - 4.7%

Puerto Rico Commonwealth Hwy.
& Trans. Auth. Hwy. Rev.:

Rfdg. Series W, 5.5% 7/1/17       Baa1       100,000                        99,305

Series Y, 6.25% 7/1/08 (MBIA      Aaa        400,000                        442,628
Insured)

Puerto Rico Elec. Pwr. Auth.      Aaa        1,000,000                      902,770
Pwr. Rev. 5% 7/1/28 (MBIA
Insured)

                                                                            1,444,703

TOTAL MUNICIPAL BONDS                                                      29,135,711
(Cost $29,103,118)


MUNICIPAL NOTES - 4.9%



ARIZONA - 4.9%

Coconino County Poll. Cont.     200,000                 200,000
Corp. Rev. (Pub. Svc. Co.
Proj.)  Series 1996 A, 3%,
LOC Barclays Bank PLC, VRDN
(b)(c)

Maricopa County Poll. Cont.
Corp. Rev. (Pub. Svc. Co.
Proj.):

Series 1994 A, 2.7%, LOC        900,000                 900,000
Morgan Guaranty Trust Co.,
NY, VRDN (b)

Series 1994 E, 2.95%, LOC       400,000                 400,000
Bank of America NA, VRDN (b)

TOTAL MUNICIPAL NOTES                                 1,500,000
(Cost $1,500,000)

TOTAL INVESTMENT IN                                $ 30,635,711
SECURITIES - 100%
(Cost $30,603,118)

SECURITY TYPE ABBREVIATION

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Security collateralized by an amount sufficient to pay interest and principal.

OTHER INFORMATION

The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS              S&P RATINGS

Aaa, Aa, A        83.8%      AAA, AA, A    86.6%

Baa               6.8%       BBB           6.3%

Ba                0.0%       BB            0.0%

B                 0.0%       B             0.0%

Caa               0.0%       CCC           0.0%

Ca, C             0.0%       CC, C         0.0%

                             D             0.0%

The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations          25.0%

Electric Utilities           19.4

Special Tax                  14.6

Water & Sewer                12.3

Health Care                   9.7

Education                     6.5

Others (individually less    12.5
than 5%)

                            100.0%

INCOME TAX INFORMATION

At August 31, 1999, the aggregate cost of investment securities for income tax purposes was $30,603,118. Net unrealized appreciation aggregated $32,593, of which $453,857 related to appreciated investment securities and $421,264 related to depreciated investment securities.

The fund hereby designates approximately $75,000 as a capital gain dividend for the purpose of the dividend paid deduction.

SPARTAN ARIZONA MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         AUGUST 31, 1999

ASSETS

Investment in securities, at                $ 30,635,711
value (cost $30,603,118) -
See accompanying schedule

Receivable for investments                   503,804
sold

Receivable for fund shares                   2,000
sold

Interest receivable                          311,912

 TOTAL ASSETS                                31,453,427

LIABILITIES

Payable to custodian bank       $ 33,941

Payable for investments          1,630,923
purchased

Payable for fund shares          105,928
redeemed

Distributions payable            26,419

Accrued management fee           13,867

Other payables and accrued       29
expenses

 TOTAL LIABILITIES                           1,811,107

NET ASSETS                                  $ 29,642,320

Net Assets consist of:

Paid in capital                             $ 29,723,886

Accumulated undistributed net                (114,159)
realized gain (loss)  on
investments

Net unrealized appreciation                  32,593
(depreciation) on investments

NET ASSETS, for 2,814,496                   $ 29,642,320
shares outstanding

NET ASSET VALUE, offering                    $10.53
price and redemption price
per share ($29,642,320
(divided by) 2,814,496
shares)

STATEMENT OF OPERATIONS
                             YEAR ENDED AUGUST 31, 1999

INTEREST INCOME                             $ 1,303,138

EXPENSES

Management fee                $ 150,884

Non-interested trustees'       88
compensation

 Total expenses before         150,972
reductions

 Expense reductions            (2,881)       148,091

NET INTEREST INCOME                          1,155,047

REALIZED AND UNREALIZED GAIN
(LOSS)
Net realized gain (loss) on:

 Investment securities         (57,712)

 Futures contracts             2,503         (55,209)

Change in net unrealized
appreciation (depreciation)
on:

 Investment securities         (1,078,582)

 Futures contracts             3,487         (1,075,095)

NET GAIN (LOSS)                              (1,130,304)

NET INCREASE (DECREASE) IN                  $ 24,743
NET ASSETS  RESULTING FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED AUGUST 31, 1999  YEAR ENDED AUGUST 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 1,155,047                 $ 937,350

 Net realized gain (loss)         (55,209)                    128,956

 Change in net unrealized         (1,075,095)                 420,385
appreciation (depreciation)

 NET INCREASE (DECREASE) IN       24,743                      1,486,691
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (1,155,047)                 (937,350)
From net interest income

 From net realized gain           (36,964)                    (74,308)

 In excess of net realized        (54,789)                    -
gain

 TOTAL DISTRIBUTIONS              (1,246,800)                 (1,011,658)

Share transactions Net            10,812,895                  7,504,699
proceeds from sales of shares

 Reinvestment of distributions    942,439                     861,678

 Cost of shares redeemed          (5,501,589)                 (4,003,772)

 NET INCREASE (DECREASE) IN       6,253,745                   4,362,605
NET ASSETS RESULTING  FROM
SHARE TRANSACTIONS

 Redemption fees                  4,734                       1,870

  TOTAL INCREASE (DECREASE)       5,036,422                   4,839,508
IN NET ASSETS

NET ASSETS

 Beginning of period              24,605,898                  19,766,390

 End of period                   $ 29,642,320                $ 24,605,898

OTHER INFORMATION
Shares

 Sold                             994,437                     689,025

 Issued in reinvestment of        86,645                      79,146
distributions

 Redeemed                         (507,000)                   (368,079)

 Net increase (decrease)          574,082                     400,092


FINANCIAL HIGHLIGHTS

YEARS ENDED AUGUST 31,           1999      1998      1997      1996      1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 10.980  $ 10.740  $ 10.460  $ 10.640  $ 10.000
of period

Income from Investment            .458      .473      .483      .514      .504
Operations Net interest
income

Net realized and unrealized       (.412)    .279      .351      (.022)    .637
gain (loss)

Total from  investment            .046      .752      .834      .492      1.141
operations

Less Distributions

From net interest income          (.458)    (.473)    (.484)    (.514)    (.504)

From net realized gain            (.016)    (.040)    (.070)    (.160)    -

In excess of net realized gain    (.024)    -         -         -         -

Total distributions               (.498)    (.513)    (.554)    (.674)    (.504)

Redemption fees added to          .002      .001      .000      .002      .003
paid in capital

Net asset value, end of period   $ 10.530  $ 10.980  $ 10.740  $ 10.460  $ 10.640

TOTAL RETURN B, C                 0.38%     7.16%     8.16%     4.72%     11.74%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 29,642  $ 24,606  $ 19,766  $ 20,388  $ 13,448
(000 omitted)

Ratio of expenses to average      .55%      .55%      .55%      .30% E    .06% A, E
net assets

Ratio of expenses to average      .54% F    .54% F    .53% F    .30%      .06% A
net assets after expense
reductions

Ratio of net interest income      4.21%     4.35%     4.55%     4.82%     5.54% A
to average net assets

Portfolio turnover rate           12%       25%       27%       32%       56% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO
AUGUST 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED                   PAST 1 YEAR  LIFE OF FUND

SPARTAN AZ MUNICIPAL MONEY      2.84%        17.74%
MARKET

All Tax-Free Money Market       2.66%        n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 459 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED                   PAST 1 YEAR  LIFE OF FUND

SPARTAN AZ MUNICIPAL MONEY      2.84%        3.39%
MARKET

All Tax-Free Money Market       2.66%        n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                                           8/30/99  5/31/99  3/1/99  11/30/98  8/31/98



Spartan Arizona Municipal                  2.86%    2.85%    2.60%   2.87%     3.01%
Money Market



All Tax-Free Money   Market                2.66%    2.70%    2.42%   2.71%     2.80%
Funds Average



Spartan Arizona Municipal                  4.71%    4.69%    4.27%   4.73%     4.95%
Money Market - Tax-equivalent



Portion of fund's income                   0.04%    1.14%    3.80%   4.12%     0.00%
subject   to state taxes



Spartan Arizona
Municipal Money
Market

All Tax-Free
Money Market
Funds Average

5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.86
Row: 1, Col: 2, Value: 2.66
Row: 2, Col: 1, Value: 2.85
Row: 2, Col: 2, Value: 2.7
Row: 3, Col: 1, Value: 2.6
Row: 3, Col: 2, Value: 2.42
Row: 4, Col: 1, Value: 2.87
Row: 4, Col: 2, Value: 2.71
Row: 5, Col: 1, Value: 3.01
Row: 5, Col: 2, Value: 2.8

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1999 federal and state income tax rate of 39.23%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Scott Orr)

An interview with Scott Orr, Portfolio Manager of Spartan Arizona
Municipal Money Market Fund

Q. SCOTT, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE OVER THE 12 MONTHS THAT ENDED AUGUST 31, 1999?

A. As the period began, the market was in turmoil because of international economic difficulties. Despite domestic economic strength, the Federal Reserve Board felt the need to help allay these problems and boost the markets by employing three interest-rate cuts from September through November 1998. By the beginning of 1999, the market emerged from the shadow of the global financial crisis. The international situation stabilized to the extent that focus once again returned to economic growth in the U.S., which continued to be strong spurred by healthy consumer demand and solid job growth. As time passed, it became more and more clear that the Fed would discontinue the interest-rate cuts it had employed.

Q. WHAT HAPPENED MORE RECENTLY?

A. In March and April, data indicated that inflation might not be as well-behaved as it had been in the recent past. Sentiment shifted from the expectation that Fed policy would be unchanged to one expecting a Fed rate increase. Such a hike would be employed to curb economic growth and diminish inflationary pressures. By the end of May, the consensus viewpoint in the market was not "if" the Fed would raise short-term interest rates, but "when." On June 30, the Fed raised the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.25 percentage points to 5.00%. Although the Fed indicated at that time that it had changed from a bias toward raising rates to a neutral stance, it wasn't long before signs emerged indicating the strong possibility of another rate hike. The Fed followed through with an additional 0.25 percentage point increase in August, a pre-emptive move designed to try to head off the inflation that might result from continued economic strength and a tight labor market.

Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?

A. During the period, there was not a lot of supply in the one-year, fixed-rate note area, a typical scenario in the Arizona market. As a result, I focused my investments on short-term, variable-rate offerings and commercial paper. However, I also looked to take advantage of opportunities when issuers came to market with one-year, fixed-rate securities offering rates that would perform well relative to short-term, variable-rate alternatives. Several of these deals came to market in the summer, which brought the fund's average maturity to 62 days at the end of the period, longer than six months ago.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on August 31, 1999, was 2.86%, compared to 3.01% 12 months ago. The more recent seven-day yield was the equivalent of a 4.71% taxable rate of return for Arizona investors in the 39.23% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through August 31, 1999, the fund's 12-month total return was 2.84%, compared to 2.66% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT'S YOUR OUTLOOK?

A. There is still a possibility that the Fed will increase short-term rates again before the end of the year, if the economy remains strong, labor markets stay tight and we see signs that wages are increasing. Inflation, though well-behaved, is still a concern. It's conceivable the Fed would look to implement one more rate hike to erase the effects of its rate cuts in late 1998, which were implemented largely to provide liquidity to the markets, not to supply fuel to the economy. In addition, the Fed may want to implement its policy well in advance of the new year, in an attempt to avoid changing interest-rate policy during a time when potential Year 2000 (Y2K) computer problems may occur. Indeed, a concern as we move toward the end of the year is the Y2K issue and its possible impact on municipal securities. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: seeks as high a level
of current income exempt
from federal income tax and
Arizona personal income tax,
as is consistent with
preservation of capital

FUND NUMBER: 433

TRADING SYMBOL: FSAXX

START DATE: October 11,
1994

SIZE: as of August 31, 1999,
more than $90 million

MANAGER: Scott Orr, since
1997; manager, various
Fidelity and Spartan municipal
money market funds; joined
Fidelity in 1989

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98

  0 - 30                  56.5                             71.7                             59.7

 31 - 90                  14.3                             12.6                             23.9

 91 - 180                 20.7                             15.7                             4.4

181 - 397                 8.5                              0.0                              12.0


WEIGHTED AVERAGE MATURITY

                            8/31/99                          2/28/99                          8/31/98

Spartan Arizona Municipal   62 DAYS                          29 Days                          55 Days
Money Market Fund

All Tax-Free Money Market   51 DAYS                          42 Days                          44 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF AUGUST 31, 1999                                         AS OF FEBRUARY 28, 1999

Variable Rate Demand Notes                                    Variable Rate Demand Notes
(VRDNs)                          52.1%                        (VRDNs)                           69.4%

Commercial Paper (including                                   Commercial Paper (including
CP Mode)                         25.2%                        CP Mode)                          14.9%

Municipal Notes                   3.3%                        Municipal Notes                    0.0%

Other Investments                19.4%                        Other Investments                 15.7%

Row: 1, Col: 1, Value: 52.1                                   Row: 1, Col: 1, Value: 69.40000000000001
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 25.2                                   Row: 1, Col: 3, Value: 14.9
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.3                                    Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.1                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 19.3                                   Row: 1, Col: 8, Value: 15.7



*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

INVESTMENTS AUGUST 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - 99.9%

Apache County Ind. Dev. Auth.:

(Imperial Components, Inc.)     $ 1,900,000                     $ 1,900,000
Series 1996, 3.4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

(Tucson Elec. Pwr. Co. -         8,000,000                       8,000,000
Springerville Proj.) Series
1983 C, 3.35%, LOC Societe
Generale, France, VRDN (a)

Arizona Edl. Ln. Marketing       6,000,000                       6,000,000
Corp. Series 1991 A, 3.3%,
LOC Dresdner Bank AG, VRDN
(a)(d)

Arizona School District Fing.    3,000,000                       3,012,446
Prog. Ctfs. of Prtn. TAN
Series 1999 A, 4.05% 7/31/00
(AMBAC Insured)

Arizona Trans. Board Excise      3,700,000                       3,730,165
Tax Rev. Bonds (Maricopa
County Reg'l. Area Road)
Series A, 4.5% 7/1/00

Coconino County Poll. Cont.      800,000                         800,000
Corp. Rev. (Pub. Svc. Co.
Proj.)  Series 1996 A, 3%,
LOC Barclays Bank PLC, VRDN
(a)(d)

Flagstaff Ind. Dev. Auth.        2,600,000                       2,600,000
(Norton Envir., Inc. Proj.)
Series 1997, 3.45%, LOC Key
Bank, NA, VRDN (a)(d)

Glendale Ind. Dev. Auth. Rev.    1,700,000                       1,700,000
(Superior Bedding Co.)
Series 1994, 3.4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Maricopa County Ind. Dev.
Auth. Ind. Dev. Rev.:

Bonds (Citizens Utils.)          1,000,000                       1,000,000
Series 1988, 3.4% tender
9/10/99, CP mode (d)

(Clayton Homes Proj.) Series     1,000,000                       1,000,000
1998, 3.35%, LOC Wachovia
Bank NA, VRDN (a)(d)

Maricopa County Poll. Cont.
Corp. Rev.:

Bonds (Southern California
Edison Co.):

Series 1985 D, 3.55% tender      1,000,000                       1,000,000
1/31/00, CP mode

Series 1985 E, 3.55% tender      1,000,000                       1,000,000
1/31/00, CP mode

Series 1985 F, 3.5% tender       1,000,000                       1,000,000
1/26/00, CP mode

(Pub. Svc. Co. Proj.) Series     1,000,000                       1,000,000
1994 A, 2.7%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(a)

Maricopa County Unified          1,000,000                       1,022,970
School District #48 Bonds
(Scottsdale) Series C, 6.6%
7/1/00 (f)

Mesa Muni. Dev. Corp. Bonds:

Series 1985:

3.3% tender 9/8/99, LOC          1,000,000                       1,000,000
Westdeutsche Landesbank
Girozentrale, CP mode

3.3% tender 10/13/99, LOC        2,500,000                       2,500,000
Westdeutsche Landesbank
Girozentrale, CP mode

3.3% tender 10/14/99, LOC        1,000,000                       1,000,000
Westdeutsche Landesbank
Girozentrale, CP mode

3.4% tender 10/7/99, LOC         1,200,000                       1,200,000
Westdeutsche Landesbank
Girozentrale, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - CONTINUED

Mesa Muni. Dev. Corp. Bonds:
- continued

Series 1996 A&B, 3.3% tender    $ 1,900,000                     $ 1,900,000
9/8/99, LOC Westdeutsche
Landesbank Girozentrale, CP
mode

Mohave County Ind. Dev. Auth.    4,900,000                       4,900,000
Ind. Dev. Rev. Bonds
(Citizens Utils.) Series
1993 E, 3.35% tender
10/13/99, CP mode (d)

Phoenix Civic Impt. Board        1,920,000                       1,920,000
Arpt. Rev. Participating
VRDN Senior Lien Series PA
405, 3.36% (Liquidity
Facility  Merrill Lynch &
Co., Inc.) (a)(e)

Phoenix Gen. Oblig.              2,430,000                       2,430,000
Participating VRDN Series PA
236, 3.36% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Phoenix Ind. Dev. Auth.          1,000,000                       1,000,000
Multi-family Hsg. Rev. (Bell
Square Apt. Proj.) Series
1995, 3.35%, LOC Gen. Elec.
Cap.  Corp., VRDN (a)

Phoenix Ind. Dev. Auth.          985,000                         985,000
Participating VRDN Series PT
1082, 3.37% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Phoenix Ind. Dev. Auth. Rev.:

(Marlyn Nutraceuticals Proj.)    1,000,000                       1,000,000
3.42%, LOC Bank One, Arizona
NA, VRDN (a)(d)

(Plastican Proj.) Series         4,000,000                       4,000,000
1997, 3.5%, LOC Fleet Bank
NA, VRDN (a)(d)

Rfdg. (V.A.W. of America         1,000,000                       1,000,000
Proj.) Series 1997, 3.45%,
LOC Bank of America NA, VRDN
(a)(d)

Pima County Ind. Dev. Auth.      2,925,000                       2,925,000
Multi-family Hsg. Rev. (La
Cholla Apt. Proj.) Series
1996, 3.35%, LOC Chase Bank
of Texas NA, VRDN (a)

Pima County Ind. Dev. Auth.      8,000,000                       8,000,000
Single Family Mtg. Rev.
Bonds Series 1999 A3, 3.2%
12/1/99 (Pacific Life Ins.
Co. Guaranteed) (d)

Pinal County Ind. Dev. Auth.     3,940,000                       3,940,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995,
3.35%, LOC Chase Manhattan
Bank, VRDN (a)

Salt River Proj. Agric. Impt.
& Pwr. District Elec. Sys.
Rev.:

Bonds 5.5% 1/1/00                2,500,000                       2,516,184

3.5% 1/28/00, CP                 2,000,000                       2,000,000

3.55% 1/28/00, CP                1,000,000                       1,000,000

Tempe Excise Tax Rev. Bonds      2,500,000                       2,504,456
Series 1999 A, 4% 1/1/00

Tucson Arpt. Auth. Spl.          1,300,000                       1,300,000
Facility Rev. (LearJet,
Inc.) Series 1998 A, 3.45%,
LOC Bank of America NA, VRDN
(a)(d)

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev.:

Bonds (Citizens Utils.)          3,500,000                       3,500,000
Series 1993, 3.35% tender
10/14/99, CP mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                PRINCIPAL AMOUNT                VALUE (NOTE 1)

ARIZONA - CONTINUED

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev.: -
continued

(Oxycal Lab. Proj.) Series      $ 1,000,000                     $ 1,000,000
1999 A, 3.45%, LOC Bank One,
Arizona NA, VRDN (a)

Yuma County Ind. Dev. Auth.      3,000,000                       3,000,000
Rev. (Meadowcraft, Inc.
Proj.) Series 1997, 3.45%,
LOC Bank of America NA, VRDN
(a)(d)

                                                                 91,286,221

                                SHARES

OTHER - 0.1%

Municipal Central Cash Fund,     122,755                         122,755
3.30% (b)(c)

TOTAL INVESTMENT IN                                         $ 91,408,976
SECURITIES - 100%

Total Cost for Income Tax Purposes                          $ 91,408,976


SECURITY TYPE ABBREVIATIONS

CP  COMMERCIAL PAPER

TAN TAX ANTICIPATION NOTE

VRDN VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Security purchased on a delayed delivery or when-issued basis.

INCOME TAX INFORMATION

During the fiscal year ended August 31, 1999, 100% of the fund's income dividends was free from federal income tax and 40.65% of the fund's income dividends was subject to the federal alternative minimum tax (unaudited).

SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                         AUGUST 31, 1999

ASSETS

Investment in securities, at                $ 91,408,976
value -  See accompanying
schedule

Receivable for fund shares                   92,715
sold

Interest receivable                          421,176

 TOTAL ASSETS                                91,922,867

LIABILITIES

Payable for investments        $ 1,029,753
purchased on a delayed
delivery basis

Payable for fund shares         187,394
redeemed

Distributions payable           9,719

Accrued management fee          38,801

Other payables and accrued      112
expenses

 TOTAL LIABILITIES                           1,265,779

NET ASSETS                                  $ 90,657,088

Net Assets consist of:

Paid in capital                             $ 90,680,842

Accumulated net realized gain                (23,754)
(loss) on investments

NET ASSETS, for 90,654,060                  $ 90,657,088
shares outstanding

NET ASSET VALUE, offering                    $1.00
price and redemption price
per share ($90,657,088
(divided by) 90,654,060
shares)

STATEMENT OF OPERATIONS
                          YEAR ENDED AUGUST 31, 1999

INTEREST INCOME                          $ 3,041,012

EXPENSES

Management fee                $ 461,858

Non-interested trustees'       306
compensation

 Total expenses before         462,164
reductions

 Expense reductions            (1,649)    460,515

NET INTEREST INCOME                       2,580,497

NET REALIZED GAIN (LOSS) ON               (23,612)
INVESTMENTS

NET INCREASE IN NET ASSETS               $ 2,556,885
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 YEAR ENDED  AUGUST 31, 1999  YEAR ENDED  AUGUST 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 2,580,497                  $ 3,049,535

 Net realized gain (loss)         (23,612)                     39,199

 NET INCREASE (DECREASE) IN       2,556,885                    3,088,734
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (2,580,497)                  (3,049,535)
from net interest income

Share transactions at net         93,042,199                   86,116,142
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  2,439,841                    2,968,682
distributions from net
interest income

 Cost of shares redeemed          (99,324,559)                 (82,735,176)

 NET INCREASE (DECREASE) IN       (3,842,519)                  6,349,648
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (3,866,131)                  6,388,847
IN NET ASSETS

NET ASSETS

 Beginning of period              94,523,219                   88,134,372

 End of period                   $ 90,657,088                 $ 94,523,219


FINANCIAL HIGHLIGHTS

YEARS ENDED AUGUST 31,           1999      1998      1997      1996      1995 D

SELECTED PER-SHARE DATA

Net asset value, beginning       $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
of period

Income from Investment            .028      .034      .033      .035      .034
Operations Net interest
income

Less Distributions

From net interest income          (.028)    (.034)    (.033)    (.035)    (.034)

Net asset value, end of period   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 2.84%     3.41%     3.39%     3.52%     3.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 90,657  $ 94,523  $ 88,134  $ 82,741  $ 52,566
(000 omitted)

Ratio of expenses to average      .50%      .36% E    .35% E    .22% E    .06% A, E
net assets

Ratio of net interest income      2.79%     3.36%     3.34%     3.44%     3.91% A
to average net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD OCTOBER 11, 1994 (COMMENCEMENT OF OPERATIONS) TO
AUGUST 31, 1995.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Spartan Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust
II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Arizona. The following summarizes the significant accounting policies of the income fund and the money market fund:

SECURITY VALUATION.

INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

 MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.

SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the income fund less than 180 days are subject to a short-term trading fee equal to
 .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements.

DELAYED DELIVERY TRANSACTIONS. Each fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery security.

2. OPERATING POLICIES -
CONTINUED

DELAYED DELIVERY TRANSACTIONS - CONTINUED

With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. PURCHASES AND SALES OF INVESTMENTS.

INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $10,395,152 and $3,064,786, respectively.

The market value of futures contracts opened and closed during the period amounted to $253,988 and $627,217, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income fund and money market fund, respectively. The management fee paid to FMR by each fund is reduced by an amount equal to the fees and expenses paid by each fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the money market fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $767 for the period.

SUB-ADVISER FEE. As the money market and the income (effective January 1, 1999) funds' investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the money market fund, along with other money market funds advised by FMR or its affiliates, have entered into

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED

MONEY MARKET INSURANCE -
CONTINUED

insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. FMR has borne the cost of the fund's premium payable to FIDFUNDS.

5. EXPENSE REDUCTIONS.

FMR has entered into arrangements on behalf of certain funds with the funds' custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. During the period, the income fund's and money market fund's expenses were reduced by $2,881 and $1,649, respectively, under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust and Fidelity Union
Street Trust II and the Shareholders of Spartan Arizona Municipal
Income Fund and Spartan Arizona Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Arizona Municipal Income Fund (a fund of Fidelity Union Street Trust) and Spartan Arizona Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
October 6, 1999

DISTRIBUTIONS


During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 7.46% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2000 of amounts for use in preparing 1999 income tax returns.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

SUB-ADVISER

Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Dwight D. Churchill, Vice President -
INCOME FUND
Christine J. Thompson, Vice President -
INCOME FUND
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

* INDEPENDENT TRUSTEES

AZI/SPZ-ANN-1099  85774
1.536826.102

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson -
MONEY MARKET FUND

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS

Citibank, N.A.
New York, NY
  and
Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

Citibank, N.A.
New York, NY

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY (REGISTERED TRADEMARK)
DAILY INCOME
TRUST

ANNUAL REPORT
AUGUST 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   18  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  22  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  25  The auditors' opinion.
ACCOUNTANTS

OF SPECIAL NOTE        26

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY DAILY INCOME TRUST      4.84%        28.86%        64.66%

All Taxable Money Market         4.60%        27.88%        62.28%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 931 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY DAILY INCOME TRUST      4.84%        5.20%         5.11%

All Taxable Money Market         4.60%        5.04%         4.96%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS
                              8/31/99  6/1/99  3/2/99  12/1/98  9/1/98



 Fidelity Daily Income Trust  4.95%    4.49%   4.57%   4.88%    5.17%



All Taxable Money  Market     4.64%    4.33%   4.37%   4.57%    5.03%
Funds Average



                              9/1/99   6/2/99  3/3/99  12/2/98  9/2/98



 MMDA                         2.06%    2.06%   2.16%   2.32%    2.55%




Fidelity Daily
Income Trust

All Taxable
Money Market
Funds Average

MMDA

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 4.95
Row: 1, Col: 2, Value: 4.64
Row: 1, Col: 3, Value: 2.06
Row: 2, Col: 1, Value: 4.49
Row: 2, Col: 2, Value: 4.33
Row: 2, Col: 3, Value: 2.06
Row: 3, Col: 1, Value: 4.57
Row: 3, Col: 2, Value: 4.37
Row: 3, Col: 3, Value: 2.16
Row: 4, Col: 1, Value: 4.88
Row: 4, Col: 2, Value: 4.57
Row: 4, Col: 3, Value: 2.32
Row: 5, Col: 1, Value: 5.17
Row: 5, Col: 2, Value: 5.03
Row: 5, Col: 3, Value: 2.55

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR.(Trademark)

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures
nor guarantees a money
market fund. In fact, there is
no assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns to
its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Robert Duby)

An interview with Robert Duby, Portfolio Manager of Fidelity Daily
Income Trust

Q. BOB, WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE FUND'S FISCAL YEAR THAT ENDED AUGUST 31, 1999?

A. The past year was very challenging in the market, with wide fluctuations in both money market yields and market sentiment. Consumer and market sentiment were at record-high levels, economic data continued to exhibit robust growth, unemployment fell to record-low levels, but inflation remained virtually non-existent. The Federal Reserve Board lowered and then raised key short-term interest rates, as global economic conditions changed dramatically. The rate banks charge each other for overnight loans - known as the fed funds rate - was initially lowered by 0.75 percentage points during the fall of 1998 following the meltdown in world markets. It was then increased by 0.25 percentage points on June 30 following the release of data showing the continued solid strength of the U.S. economy during the first half of 1999. The statement released with this rate hike mentioned that the Fed was concerned that "inflationary forces might emerge which would undermine future economic growth." The fed funds rate was further raised by 0.25 percentage points to 5.25% on August 24, as domestic demand continued to exhibit strong growth and financial markets throughout the world remained stable. The Fed has hinted that the stimulating effects of the three rate cuts from the fall of 1998 were no longer needed and should be taken back. At period end, economic growth remained strong, world markets had stabilized and inflation was under control. In his semiannual Humphrey-Hawkins testimony to Congress in July, Fed Chairman Alan Greenspan voiced concern that inflation could be sparked by a stabilization of or decline in productivity growth if coupled with higher unit labor costs.

Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?

A. I pursued an investment strategy similar to what I have done in the past, lengthening the fund's average maturity on market weakness and shortening it during times of strength. As mentioned in the fund's semiannual report in February, I followed a cautious approach during the fall of 1998 as market turmoil unfolded in foreign and domestic markets, and then lengthened the fund's maturity at year end to take advantage of higher yields offered by longer investments. During the second quarter of 1999, the fund's average maturity was held in the 41- to 45-day range, as economic data remained strong and several comments by Fed members indicated that the next move would be toward higher short-term interest rates. I extended the fund's maturity in June just prior to the June 30 rate hike, a time when market participants feared the worst: a 0.50 percentage point move instead of the 0.25 percentage point hike that transpired. This strategy proved to be correct as the market rallied following the Fed's initial rate hike. At the end of August 1999, the fund's average maturity stood at 56 days.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on August 31, 1999, was 4.95%, compared to 5.17% 12 months ago. For the 12 months that ended August 31, 1999, the fund had a total return of 4.84%, compared to 4.60% for the all taxable money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. My current outlook calls for one more rate hike by the Fed in the next few months, unless growth subsides dramatically or another crisis develops in the world. The market has already begun to price in the possibility of another move in the near future, as economic data remains robust. The other factor in this equation is the Year 2000 issue and how financial participants will prepare for it. Issuers have already begun to bring securities to market that come to maturity in and beyond late January 2000, to avoid any unforeseen problems over the turn of the year. The fourth quarter of 1999 will present many challenges in the management of the portfolio, as supply likely will be minimal and it will be necessary to manage the fund with an eye toward meeting shareholder flows. The liquidity needs of the shareholders will have to be assessed and decisions made to address those needs early in the period. I expect the Fed to maintain an even keel with its policy late in the year, and it has already announced that it will be ready to provide any additional liquidity should the need arise. I'll follow a cautious approach to meet our shareholder needs and necessary steps will be taken so that all funds are fully invested at year-end.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: to provide current
income while maintaining a
stable $1 share price by
investing in high-quality,
short-term money market
securities

FUND NUMBER: 031

TRADING SYMBOL: FDTXX

START DATE: May 31, 1974

SIZE: as of August 31, 1999,
more than $2.7 billion

MANAGER: Robert Duby, since
1998; manager, several
taxable money market funds;
joined Fidelity in 1982


INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98

  0 - 30                  58.7                             49.3                             49.4

 31 - 90                  19.1                             34.4                             28.0

 91 - 180                 16.6                             12.2                             15.7

181 - 397                 5.6                              4.1                              6.9


WEIGHTED AVERAGE MATURITY

                             8/31/99                          2/28/99                          8/31/98

Fidelity Daily Income Trust  56 DAYS                          53 Days                          56 Days

All Taxable Money Market     56 DAYS                          61 Days                          55 Days
Funds Average*



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF AUGUST 31, 1999                                         AS OF FEBRUARY 28, 1999

Commercial Paper                 64.4%                        Commercial Paper                  58.5%

Bank CDs, BAs,  TDs, and                                      Bank CDs, BAs,  TDs, and
Notes                            33.7%                        Notes                             36.8%

Government  Securities            0.0%                        Government  Securities             4.7%

Other Investments                 1.9%                        Other Investments                  0.0%

Row: 1, Col: 1, Value: 64.40000000000001                      Row: 1, Col: 1, Value: 58.5
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 33.7                                   Row: 1, Col: 3, Value: 36.8
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0                                    Row: 1, Col: 5, Value: 4.7
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 0.0                                    Row: 1, Col: 7, Value: 0.0
Row: 1, Col: 8, Value: 1.9                                    Row: 1, Col: 8, Value: 0.0





INVESTMENTS AUGUST 31, 1999

Showing Percentage of Total Value of Investment in Securities



CERTIFICATES OF DEPOSIT - 3.1%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 3.1%

First National Bank, Chicago

 6/5/00                           5.55%                       $ 25,000                             $ 24,993

First Tennessee Bank NA,
Memphis

 9/24/99                          5.31                         50,000                               50,000

Fleet National Bank

 11/3/99                          5.34 (c)                     10,000                               9,995

TOTAL CERTIFICATES OF DEPOSIT                                                                      84,988

COMMERCIAL PAPER - 64.4%



Asset Securitization Coop.
Corp.

 9/10/99                          5.26 (c)                     15,000                               15,000

 9/20/99                          5.05 (c)                     15,000                               15,000

 10/8/99                          5.26 (c)                     12,000                               11,999

 2/14/00                          5.60                         15,000                               14,625

Associates First Capital Corp.

 12/14/99                         5.39                         10,000                               9,848

Bear Stearns Companies, Inc.

 9/9/99                           5.11                         7,000                                6,992

 2/16/00                          5.75                         15,000                               14,610

 2/23/00                          5.72                         10,000                               9,731

Centric Capital Corp.

 9/7/99                           5.22                         25,000                               24,978

 9/9/99                           5.22                         8,125                                8,116

 9/16/99                          5.31                         10,000                               9,978

 10/25/99                         5.27                         16,700                               16,570

 10/27/99                         5.27                         10,633                               10,547

 1/31/00                          5.60                         15,000                               14,657

CIESCO L.P.

 9/27/99                          5.31                         30,000                               29,886

CIT Group, Inc.

 9/1/99                           5.49                         35,000                               35,000

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 9/2/99                           5.19                         15,000                               14,998

 9/8/99                           5.16                         11,000                               10,989

 9/8/99                           5.22                         10,000                               9,990

 9/8/99                           5.24                         15,000                               14,985

 9/9/99                           5.18                         20,000                               19,977

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Citibank Credit Card Master
Trust I  (Dakota Certificate
Program) - continued

 9/9/99                           5.22%                       $ 15,000                             $ 14,983

 10/6/99                          5.39                         15,000                               14,922

Citicorp

 9/7/99                           5.22                         10,000                               9,991

 9/7/99                           5.24                         5,000                                4,996

ConAgra, Inc.

 9/1/99                           5.50                         3,000                                3,000

 9/2/99                           5.32                         5,761                                5,760

 9/3/99                           5.40                         2,000                                1,999

 9/9/99                           5.39                         4,000                                3,995

 9/10/99                          5.41                         3,000                                2,996

 10/4/99                          5.49                         4,000                                3,980

Conoco, Inc.

 9/23/99                          5.42                         2,000                                1,993

CXC, Inc.

 9/7/99                           5.20                         10,000                               9,991

 9/20/99                          5.19                         25,000                               24,932

 9/20/99                          5.37 (c)                     15,000                               14,998

 9/22/99                          5.32                         20,000                               19,938

 10/18/99                         5.24                         15,000                               14,899

 10/19/99                         5.24                         20,000                               19,862

 11/10/99                         5.04                         10,000                               9,904

Delaware Funding Corp.

 9/9/99                           5.21                         10,000                               9,988

 9/15/99                          5.17                         10,000                               9,980

 9/20/99                          5.30                         40,000                               39,889

 10/18/99                         5.24                         9,594                                9,529

 10/22/99                         5.40                         12,579                               12,484

Edison Asset Securitization LLC

 9/1/99                           5.19                         10,334                               10,334

 9/7/99                           5.25                         50,000                               49,956

 9/8/99                           5.25                         20,225                               20,204

 10/6/99                          5.38                         15,000                               14,922

 2/8/00                           5.92                         4,000                                3,898

Falcon Asset Securitization
Corp.

 9/7/99                           5.19                         10,000                               9,991

 9/17/99                          5.25                         9,000                                8,979

 9/21/99                          5.32                         8,000                                7,976

 9/24/99                          5.32                         11,000                               10,963

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Falcon Asset Securitization
Corp. - continued

 10/27/99                         5.43%                       $ 12,000                             $ 11,900

 10/28/99                         5.42                         30,000                               29,745

 10/29/99                         5.42                         25,000                               24,784

Finova Capital Corp.

 9/7/99                           5.21                         15,000                               14,987

 9/9/99                           5.41 (c)                     7,000                                7,000

Fleet Funding Corp.

 9/10/99                          5.22                         15,000                               14,981

Ford Motor Credit Co.

 9/7/99                           5.18                         50,000                               49,957

 10/5/99                          5.33                         40,000                               39,800

General Electric Capital Corp.

 2/22/00                          5.60                         60,000                               58,433

General Electric Capital
International Funding, Inc.

 9/3/99                           5.21                         10,000                               9,997

 3/13/00                          5.90                         25,000                               24,229

General Motors Acceptance Corp.

 9/1/99                           5.60                         40,000                               40,000

 2/22/00                          5.90                         20,000                               19,447

 2/23/00                          5.60                         40,000                               38,946

 3/7/00                           5.91                         28,000                               27,164

Heller Financial, Inc.

 9/2/99                           5.26                         2,000                                2,000

 9/7/99                           5.27                         4,000                                3,997

 9/8/99                           5.25                         2,000                                1,998

Household Finance Corp.

 12/13/99                         5.31                         25,000                               24,630

J.P. Morgan & Co., Inc.

 2/9/00                           5.62                         45,000                               43,903

JC Penney Funding Corp.

 9/8/99                           5.47                         3,000                                2,997

 9/22/99                          5.51                         2,000                                1,994

 9/27/99                          5.51                         2,000                                1,992

Kitty Hawk Funding Corp.

 9/1/99                           5.26                         2,300                                2,300

 9/2/99                           5.19                         22,039                               22,036

 9/7/99                           5.29                         10,000                               9,991

 9/13/99                          5.16                         9,000                                8,985

 9/16/99                          5.19                         14,310                               14,279

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Kitty Hawk Funding Corp. -
continued

 9/20/99                          5.32%                       $ 15,000                             $ 14,958

 12/1/99                          5.18                         25,000                               24,681

Lehman Brothers Holdings, Inc.

 9/16/99                          5.30                         9,000                                8,980

 9/23/99                          5.30                         10,000                               9,968

Marsh USA, Inc.

 9/23/99                          5.32                         15,000                               14,951

 2/15/00                          5.71                         10,000                               9,743

MCI WorldCom, Inc.

 9/1/99                           5.28                         4,000                                4,000

 9/24/99                          5.32                         2,000                                1,993

 11/15/99                         5.48 (c)                     10,000                               10,000

Merrill Lynch & Co., Inc.

 2/22/00                          5.60                         35,000                               34,085

Morgan Stanley Dean Witter &
Co.

 2/2/00                           5.62                         50,000                               48,834

New Center Asset Trust

 9/1/99                           5.54                         50,000                               50,000

Norfolk Southern Corp.

 9/8/99                           5.36                         4,000                                3,996

 9/8/99                           5.40                         5,000                                4,995

Norwest Financial, Inc.

 3/7/00                           5.91                         25,000                               24,253

PHH Corp.

 9/13/99                          5.42                         3,000                                2,995

Preferred Receivables Funding
Corp.

 10/7/99                          5.40                         20,000                               19,893

 10/15/99                         5.40                         10,000                               9,935

 10/25/99                         5.40                         10,000                               9,920

 11/16/99                         5.45                         4,000                                3,954

Rohm & Haas Co.

 9/22/99                          5.41                         5,000                                4,984

 9/28/99                          5.42                         7,000                                6,972

Salomon Smith Barney
Holdings, Inc.

 2/8/00                           5.63                         40,000                               39,029

 2/14/00                          5.85                         10,000                               9,738

Three Rivers Funding Corp.

 9/10/99                          5.23                         15,000                               14,980

 9/14/99                          5.30                         26,390                               26,340

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Three Rivers Funding Corp. -
continued

 9/29/99                          5.35%                       $ 12,000                             $ 11,950

Triple-A One Funding Corp.

 9/1/99                           5.58                         20,000                               20,000

 9/2/99                           5.17                         10,000                               9,999

 9/8/99                           5.18                         10,000                               9,990

 9/8/99                           5.22                         10,000                               9,990

 9/10/99                          5.18                         6,907                                6,898

 9/16/99                          5.19                         6,000                                5,987

 10/20/99                         5.39                         5,000                                4,964

 10/25/99                         5.39                         11,000                               10,912

TOTAL COMMERCIAL PAPER                                                                           1,778,047

BANK NOTES - 12.8%



American Express Centurion Bank

 9/1/99                           5.45 (c)                     50,000                               50,000

 9/10/99                          5.17 (c)                     15,000                               15,000

 9/22/99                          5.31                         35,000                               35,000

Comerica Bank, Detroit

 11/9/99                          5.38 (c)                     4,000                                4,000

First National Bank, Chicago

 9/1/99                           5.38 (c)                     30,000                               29,989

 7/5/00                           5.80                         25,000                               24,990

First Union National Bank,
North Carolina

 9/1/99                           5.45 (c)                     8,000                                8,000

 9/24/99                          5.30 (c)                     20,000                               20,000

Fleet National Bank

 9/1/99                           5.46 (c)                     25,000                               24,990

Fleet National Bank, Providence

 11/4/99                          5.36 (c)                     10,000                               9,999

LaSalle National Bank, Chicago

 10/6/99                          5.24                         15,000                               15,000

 2/1/00                           5.75                         15,000                               15,000

Mellon Bank NA, Pittsburgh

 9/1/99                           5.38 (c)                     6,000                                5,998

 11/18/99                         5.38 (c)                     25,000                               24,994

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

NationsBank NA

 9/1/99                           5.40% (c)                   $ 10,000                             $ 9,997

 9/1/99                           5.41 (c)                     10,000                               9,997

 9/8/99                           5.01                         15,000                               15,000

PNC Bank NA, Pittsburgh

 11/3/99                          5.36 (c)                     10,000                               10,000

US Bank NA

 9/15/99                          5.16 (c)                     25,000                               24,988

TOTAL BANK NOTES                                                                                   352,942

MASTER NOTES - 0.7%



Goldman Sachs Group, Inc.

 9/1/99                           5.18 (c)                     20,000                               20,000

MEDIUM-TERM NOTES - 12.3%



American Telephone & Telegraph

 9/7/99                           5.26 (c)                     35,000                               35,000

Associates Corp. of North
America

 6/23/00                          5.57                         28,000                               28,042

Bishops Gate Resources
Mortgage Trust

 9/1/99                           5.38 (c)                     8,000                                8,000

CIESCO L.P.

 9/15/99                          5.25 (c)                     30,000                               29,995

CIT Group, Inc.

 9/1/99                           5.45 (c)                     25,000                               24,989

Ford Motor Credit Co.

 9/1/99                           5.45 (c)                     25,000                               25,000

 11/23/99                         5.46 (c)                     25,000                               24,983

GE Life & Annuity Assurance Co.

 9/1/99                           5.28 (c)(d)                  24,000                               24,000

General Electric Capital Corp.

 9/9/99                           5.05 (c)                     5,000                                5,000

 11/3/99                          5.29 (c)                     17,000                               17,000

Goldman Sachs Group L.P.

 10/7/99                          5.51 (c)(d)                  12,000                               12,000

 10/27/99                         5.41 (c)(d)                  29,000                               29,000

 11/10/99                         5.42 (a)(c)                  9,000                                9,000

MEDIUM-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Monumental Life Insurance Co.

 9/1/99                           5.35% (c)(d)                $ 15,000                             $ 15,000

Morgan Guaranty Trust Co., NY

 9/27/99                          5.31 (c)                     15,000                               14,999

Norwest Corp.

 10/22/99                         5.33 (c)                     13,000                               13,000

USAA Capital Corp.

 9/20/99                          4.91 (a)                     25,000                               25,018

TOTAL MEDIUM-TERM NOTES                                                                            340,026

SHORT-TERM NOTES - 4.8%



Capital One Funding Corp.
Series 1995 E,

 9/7/99                           5.47 (c)                     3,764                                3,764

Capital One Funding Corp.
Series 1996 I,

 9/7/99                           5.47 (c)                     8,206                                8,206

Capital One Funding Corp.
Series 1997 D,

 9/7/99                           5.47 (c)                     4,315                                4,315

Capital One Funding Corp.
Series 1997 F,

 9/7/99                           5.47 (c)                     2,600                                2,600

Capital One Funding Corp.
Series 1997 G,

 9/7/99                           5.47 (c)                     6,638                                6,638

Monumental Life Insurance Co.

 9/1/99                           5.32 (c)(d)                  14,000                               14,000

New York Life Insurance Co.

 10/1/99                          5.47 (c)(d)                  7,000                                7,000

 12/1/99                          5.62 (c)(d)                  16,000                               16,000

Pacific Life Insurance Co.

 9/9/99                           5.14 (c)(d)                  10,000                               10,000

 12/8/99                          5.60 (b)(c)(d)               10,000                               10,000

SMM Trust Series 1999 E,

 10/5/99                          5.32 (a)(c)                  4,000                                4,000

SMM Trust Series 1999 I,

 11/26/99                         5.49 (a)(c)                  20,000                               20,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT (000S)              VALUE (NOTE 1) (000S)
                                 PURCHASE

Strategic Money Market Trust
Series 1998 A,

 9/16/99                          5.26% (c)                   $ 26,000                             $ 26,000

TOTAL SHORT-TERM NOTES                                                                              132,523


REPURCHASE AGREEMENTS - 1.9%

                                                              MATURITY AMOUNT (000S)

In a joint trading account                                    $ 51,193                              51,185
(U.S. Government
Obligations) dated 8/31/99
due 9/1/99 At 5.51%

TOTAL INVESTMENT IN                                                                            $ 2,759,711
SECURITIES - 100%

Total Cost for Income Tax Purposes                                                             $ 2,759,711


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $58,018,000 or 2.1% of net assets.

(b) Security purchased on a delayed delivery or when-issued basis.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   COST (000S)

GE Life & Annuity Assurance   4/8/99             $ 24,000
Co. 5.28%, 9/1/99

Goldman Sachs Group L.P.:     1/22/99            $ 29,000
5.41%, 10/27/99

5.51%, 10/7/99                12/7/98            $ 12,000

Monumental Life Insurance     7/31/98 - 9/17/98  $ 14,000
Co.: 5.32%, 9/1/99

5.35%, 9/1/99                 7/1/98             $ 15,000

New York Life Insurance Co.:  12/21/98           $ 7,000
5.47%, 10/1/99

5.62%, 12/1/99                8/13/99            $ 16,000

Pacific Life Insurance Co.:   8/21/98            $ 10,000
5.14%, 9/9/99

5.60%, 12/8/99                8/31/99            $ 10,000

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $1,114,000 of which $336,000, $536,000, $19,000,
$99,000, $109,000 and $15,000 will expire on August 31, 2001, 2002,
2003, 2004, 2006 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                    AUGUST 31, 1999

ASSETS

Investment in securities, at             $ 2,759,711
value (including repurchase
agreements of $51,185) - See
accompanying schedule

Receivable for fund shares                49,723
sold

Interest receivable                       6,335

Other receivables                         2

Prepaid expenses                          38

 TOTAL ASSETS                             2,815,809

LIABILITIES

Payable for investments        $ 11,950
purchased Regular delivery

 Delayed delivery               10,000

Payable for fund shares         33,972
redeemed

Distributions payable           387

Accrued management fee          719

Other payables and accrued      459
expenses

 TOTAL LIABILITIES                        57,487

NET ASSETS                               $ 2,758,322

Net Assets consist of:

Paid in capital                          $ 2,759,457

Accumulated net realized gain             (1,135)
(loss) on investments

NET ASSETS, for 2,758,830                $ 2,758,322
shares outstanding

NET ASSET VALUE, offering                 $1.00
price and redemption price
per share ($2,758,322
(divided by) 2,758,830
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS        YEAR
                            ENDED AUGUST 31, 1999

INTEREST INCOME                         $ 142,485

EXPENSES

Management fee                 $ 8,369

Transfer agent fees             4,063

Accounting fees and expenses    252

Non-interested trustees'        11
compensation

Custodian fees and expenses     53

Registration fees               177

Audit                           37

Legal                           22

Miscellaneous                   84

 Total expenses before          13,068
reductions

 Expense reductions             (70)     12,998

NET INTEREST INCOME                      129,487

NET REALIZED GAIN (LOSS) ON              (25)
INVESTMENTS

NET INCREASE IN NET ASSETS              $ 129,462
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED AUGUST 31, 1999  YEAR ENDED AUGUST 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 129,487                   $ 128,624

 Net realized gain (loss)         (25)                        (12)

 NET INCREASE (DECREASE) IN       129,462                     128,612
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (129,487)                   (128,624)
from net interest income

Share transactions at net         12,419,943                  11,931,413
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  126,012                     125,262
distributions from net
interest income

 Cost of shares redeemed          (12,412,784)                (11,856,534)

 NET INCREASE (DECREASE) IN       133,171                     200,141
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       133,146                     200,129
IN NET ASSETS

NET ASSETS

 Beginning of period              2,625,176                   2,425,047

 End of period                   $ 2,758,322                 $ 2,625,176


FINANCIAL HIGHLIGHTS

YEARS ENDED AUGUST 31,           1999     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .047     .052     .051     .051     .053
Operations Net interest
income

Less Distributions

From net interest income          (.047)   (.052)   (.051)   (.051)   (.053)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A                    4.84%    5.31%    5.18%    5.25%    5.43%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,758  $ 2,625  $ 2,425  $ 2,317  $ 2,256
(in millions)

Ratio of expenses to average      .48%     .50%     .50%     .50%     .54%
net assets

Ratio of expenses to average      .48%     .50%     .49% B   .50%     .54%
net assets after expense
reductions

Ratio of net interest income      4.74%    5.19%    5.07%    5.11%    5.31%
to average net assets


A THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Daily Income Trust (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained

2. OPERATING POLICIES -
CONTINUED

REPURCHASE AGREEMENTS - CONTINUED

at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $137,000,000 or 5.0% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee computed daily and paid monthly, based on the fund's average net assets and gross income earned each month. The portion of the fee based on average net assets is graduated ranging from an annual rate of .10% of average net assets up to $2 billion to an annual rate of .05% of average net assets in excess of $6 billion. The portion of the fee based on gross income is equal to 4% of the gross income earned by the fund each month (exclusive of gains realized from the sales of investments) provided the amount of such fee, at a minimum, amounts to an annual rate of .20% and, at a maximum, does not exceed an annual rate of .40% of the fund's average net assets. For the period, the total management fee was equivalent to an annual rate

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

MANAGEMENT FEE - CONTINUED

of .31%. The gross income-based portion of this fee was equal to $5,708,000, or an annual rate of .21% of the fund's average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .15% of average net assets.

ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, the fund paid premiums of $115,000 to FIDFUNDS, which are being amortized over one year.

4. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $70,000 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Daily Income Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Daily Income Trust (a fund of Fidelity Union Street Trust II) at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Daily Income Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
October 6, 1999

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER

Fidelity Management & Research
 Company
Boston, MA

SUB-ADVISER

Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Vice President
Fred L. Henning, Jr., Vice President
Boyce I. Greer, Vice President
Robert K. Duby, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Stanley N. Griffith, Assistant
Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

* INDEPENDENT TRUSTEES

FDI-ANN-1099  85499
1.536737.102

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

Bank of New York
New York, NY

FIDELITY'S TAXABLE
MONEY MARKET FUNDS

Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


FIDELITY
MUNICIPAL MONEY MARKET
FUND

ANNUAL REPORT
AUGUST 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   57  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  61  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  64  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          65

OF SPECIAL NOTE        66


Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999    PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MUNICIPAL MONEY         2.83%        17.00%        40.20%
MARKET

All Tax-Free Money Market        2.66%        16.16%        37.74%
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 459 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999      PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

FIDELITY MUNICIPAL MONEY MARKET    2.83%        3.19%         3.44%

All Tax-Free Money Market          2.66%        3.04%         3.25%
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                            8/30/99  5/31/99  3/1/99  11/30/98  8/31/98

Fidelity Municipal Money    2.90%    2.83%    2.52%   2.89%     3.01%
Market Fund

All Tax-Free Money Market   2.66%    2.70%    2.42%   2.71%     2.80%
Funds Average

Fidelity Municipal Money    4.53%    4.42%    3.94%   4.52%     4.70%
Market Fund Tax-Equivalent


Fidelity Municipal
Money Market Fund

All Tax-Free Money
Market Funds
Average

Fidelity Municipal
Money Market Fund
Tax-Equivalent

6% -
5% -
4% -
3% -
2% -
1% -
0%

Row: 1, Col: 1, Value: 2.9
Row: 1, Col: 2, Value: 2.66
Row: 1, Col: 3, Value: 4.53
Row: 2, Col: 1, Value: 2.83
Row: 2, Col: 2, Value: 2.7
Row: 2, Col: 3, Value: 4.42
Row: 3, Col: 1, Value: 2.52
Row: 3, Col: 2, Value: 2.42
Row: 3, Col: 3, Value: 3.94
Row: 4, Col: 1, Value: 2.89
Row: 4, Col: 2, Value: 2.71
Row: 4, Col: 3, Value: 4.520000000000001
Row: 5, Col: 1, Value: 3.01
Row: 5, Col: 2, Value: 2.8
Row: 5, Col: 3, Value: 4.7

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the alternative federal minimum tax.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Fidelity
Municipal Money Market Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12 MONTHS THAT ENDED AUGUST 31, 1999, DIANE?

A. Market observers confronted many issues that have characterized the U.S. economy for some time: strong economic growth, tight labor markets and continued expectations of inflationary pressures. Consumer confidence was at an all-time high, prompting strong consumer spending that fueled economic growth above an annual rate of 3% during the first half of 1999. In addition, unemployment stayed at historically low levels. Low unemployment usually causes employers to raise wages to attract or retain workers, passing on the additional costs in the form of price increases. However, we have yet to see significant evidence that American consumers are paying higher prices. The consumer price index (CPI) increased only about 2% over the past year. Wages have started to creep up, but have been largely offset by increases in productivity. The backdrop at the end of 1998 was similar, but the Federal Reserve Board "eased" monetary policy, cutting short-term interest rates three times because of global instability. As these risks lessened, the markets began to expect the Fed to change course, which it did by raising the rate banks charge each other for overnight loans - known as the fed funds target rate. The Fed did so with two increases of 0.25 percentage points in June and August, bringing the fed funds target rate to 5.25% at the end of the period.

Q. WHAT PROMPTED THE FED TO REVERSE COURSE?

A. Last fall, the Fed rate cuts were a response to global financial instability and aversion to risk, the latter sparked by the near-collapse of a highly leveraged hedge fund. During the first six months of 1999, it became apparent that these negative influences had dissipated. In addition, global economic growth started to trend upward and U.S. exports were expected to improve. In May, these changes prompted the Fed to shift to a tightening bias - meaning an inclination toward raising rates - to slow growth and head off inflation. With continued robust economic growth and tight labor markets increasing the potential for inflation, the Fed felt the need to act pre-emptively by implementing its rate hike in June. With the additional increase in August, the Fed appeared to be taking away another of the three easings it had implemented in late 1998.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund started the period with an average maturity of 27 days, shorter than the average of its peers. The strength of the economy resulted in the need for less short-term cash-flow borrowing from municipalities, causing yields to be lower than expected. In late 1998, however, as it became obvious that the Fed would lower rates, I quickly increased the fund's average maturity to lock in higher yields in what would likely be a declining interest-rate environment. As a result, the fund's maturity was more in line with its competitors. I maintained that neutral stance until "note season" - the summer months when many municipalities come to market with one-year, fixed-rate notes. This added supply leads to correspondingly higher yields, as issuers seek to attract buyers. In addition, yields for fixed-rate notes reflected the expectation for higher rates going forward. As a result, I extended the fund's average maturity to 54 days at the end of the period through purchases in the one-year area.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on August 31, 1999, was 2.90%, compared to 3.01% 12 months ago. The latest yield was the equivalent of a 4.53% taxable yield for investors in the 36% federal tax bracket. Through August 31, 1999, the fund's 12-month total return was 2.83%, compared to 2.66% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. There is a good chance that before the end of the year the Fed will take away the last of the three 0.25 percentage-point cuts it implemented in late 1998. Broad hints of inflation have sparked these concerns, including overall compensation and unit labor costs, as well as commodity prices. We also saw a slowdown in non-farm productivity in the second quarter. Fed Chairman Alan Greenspan made clear in his July Humphrey-Hawkins testimony before Congress that if productivity slows it may lead to price pressures arising from tight labor markets. One remaining question is whether or not the Fed will wait for signs of inflation to appear before it tightens a third time. Municipal supply and demand imbalance will continue to be a challenge. At the same time, the trend of declining fixed-rate money market municipal issuance is likely to continue. Another consideration that might influence municipal securities is the Year 2000 issue. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: tax-free income with
share-price stability by
investing in high-quality,
short-term municipal
securities

FUND NUMBER: 010

TRADING SYMBOL: FTEXX

START DATE: January 2, 1980

SIZE: as of August 31, 1999,
more than $6.3 billion

MANAGER: Diane McLaughlin,
since 1996; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                    % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98

  0 - 30                 73.0                             76.2                             82.5

 31 - 90                 7.7                              13.1                             9.4

 91 - 180                9.2                              3.3                              5.1

181 - 397                10.1                             7.4                              3.0


WEIGHTED AVERAGE MATURITY

                            8/31/99                          2/28/99                          8/31/98

Fidelity Municipal Money    54 DAYS                          32 Days                          27 Days
Market Fund

All Tax-Free Money  Market  51 DAYS                          42 Days                          44 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF AUGUST 31, 1999                                          AS OF FEBRUARY 28, 1999

Variable Rate  Demand Notes                                    Variable Rate  Demand Notes
(VRDNs)                          55.3%                         (VRDNs)                           66.6%

Commercial Paper (including                                    Commercial Paper (including
CP Mode)                         23.7%                         CP Mode)                          19.2%

Tender Bonds                      4.7%                         Tender Bonds                       3.0%

Municipal Notes                   8.8%                         Municipal Notes                    9.0%

Other Investments                 7.5%                         Other Investments                  2.2%

Row: 1, Col: 1, Value: 55.3                                    Row: 1, Col: 1, Value: 66.59999999999999
Row: 1, Col: 2, Value: 0.0                                     Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 23.7                                    Row: 1, Col: 3, Value: 19.2
Row: 1, Col: 4, Value: 0.0                                     Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.7                                     Row: 1, Col: 5, Value: 3.0
Row: 1, Col: 6, Value: 0.0                                     Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 8.800000000000001                       Row: 1, Col: 7, Value: 9.0
Row: 1, Col: 8, Value: 7.5                                     Row: 1, Col: 8, Value: 2.2





INVESTMENTS AUGUST 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALABAMA - 1.4%

Alabama Hsg. Fin. Auth.          $ 3,340                               $ 3,340
Multi-family Hsg. Rev.
(Gazebo East Proj.) Series
1991 B, 3.6%, LOC Amsouth
Bank, Birmingham, VRDN (b)

Alabama Ind. Dev. Auth. Rev.      3,500                                 3,500
(Southern Ionics Proj.)
3.45%, LOC Southtrust Bank
NA, VRDN (b)(e)

Courtland Ind. Dev. Board         5,000                                 5,000
Rev. (Specialty Minerals,
Inc.) 3.35%, LOC Wachovia
Bank NA, VRDN (b)(e)

Decatur Ind. Dev. Board Ind.      1,900                                 1,900
Dev. Rev. (Monsanto Co.
Proj.) Series 1996, 3.55%,
VRDN (b)(e)

Decatur Ind. Dev. Board Solid     6,400                                 6,400
Waste Disp. Rev. (Trico
Steel Co. Proj.) Series
1997, 3.35%, LOC Chase
Manhattan Bank, VRDN (b)(e)

Jackson Ind. Dev. Board Rev.      4,300                                 4,300
(Specialty Minerals, Inc.)
3.35%, LOC Wachovia Bank NA,
VRDN (b)(e)

Jefferson County Swr. Rev.
Participating VRDN:

Series 98-124, 3.34%              26,500                                26,500
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(f)

3.4% (BPA Bank of New York        2,170                                 2,170
NA) (b)(f)

Lafayette Ind. Dev. Rev.          3,600                                 3,600
(Kardoes Rubber Co., Inc.)
3.45%, LOC Amsouth Bank,
Birmingham, VRDN (b)(e)

Mobile Ind. Dev. Board Rev.       6,950                                 6,950
(Newark Group Ind. Proj.)
3.4%, LOC First Union Nat'l.
Bank, North Carolina, VRDN
(b)(e)

Montgomery Ind. Dev. Board        845                                   845
Rev. (Feldmeier/Alabama
Equip.) Series 1996, 3.45%,
LOC Southtrust Bank NA, VRDN
(b)(e)

Phenix City Envir. Impt. Rev.
Bonds (Mead Coated Board
Proj.) Series 1988:

3.15% tender 9/9/99, LOC          1,000                                 1,000
ABN-AMRO Bank NV,  CP mode
(e)

3.15% tender 10/13/99, LOC        6,300                                 6,300
ABN-AMRO Bank NV,  CP mode
(e)

3.4% tender 10/15/99, LOC         4,100                                 4,100
ABN-AMRO Bank NV,  CP mode
(e)

3.6% tender 2/9/00, LOC           8,900                                 8,900
ABN-AMRO Bank NV,  CP mode
(e)

Roanoke Ind. Dev. Board           1,425                                 1,425
(Steel Fab, Inc. Proj.)
Series 1997, 3.45%, LOC Bank
of America NA, VRDN (b)(e)

Tuscaloosa County Ind. Dev.       910                                   910
Auth. Rev. (Hanna Steel Co.)
3.45%, LOC Bank of America
NA, VRDN (b)(e)

                                                                        87,140

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALASKA - 1.2%

Alaska Hsg. Fin. Corp.:

Participating VRDN Series        $ 5,600                               $ 5,600
FR/RI 2, 3.4% (Liquidity
Facility Bank of New York
NA) (b)(f)

Bonds (State Cap. Proj.)          5,785                                 5,806
Series A, 4.5% 12/1/99

Alaska Ind. Dev. & Export         30,400                                30,400
Auth. Rev. (Fairbanks Gold
Mining) Series 1997, 3.4%,
LOC UBS AG, VRDN (b)(e)

Valdez Marine Term. Rev.
Rfdg. Bonds (Atlantic
Richfield Co.) Series 1994 A:

3.05% tender 9/9/99, CP mode      2,200                                 2,200

3.55% tender 1/25/00, CP mode     27,875                                27,875

3.55% tender 1/26/00, CP mode     3,100                                 3,100

3.55% tender 1/31/00, CP mode     3,400                                 3,400

                                                                        78,381

ARIZONA - 1.6%

Flagstaff Ind. Dev. Auth.         2,100                                 2,100
Rev. Bonds (Citizens Utils.)
3.4% tender 10/13/99, CP
mode (e)

Maricopa County Ind. Dev.
Auth. Ind. Dev. Rev.:

Bonds (Citizens Utils.)           3,000                                 3,000
Series 1988, 3.4% tender
9/10/99, CP mode (e)

(Clayton Homes Proj.) Series      4,200                                 4,200
1998, 3.35%, LOC Wachovia
Bank NA, VRDN (b)(e)

Maricopa County Poll. Cont.
Rev. Bonds (Southern
California Edison Co.):

Series 1985 C, 3.15% tender       13,300                                13,300
9/7/99, CP mode

Series 1985 E:

3.2% tender 9/15/99, CP mode      12,530                                12,530

3.55% tender 1/26/00, CP mode     1,000                                 1,000

3.55% tender 1/31/00, CP mode     1,300                                 1,300

Series 1985 F, 3.3% tender        1,950                                 1,950
10/8/99, CP mode

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds
(Citizens Utils.) Series
1993 E:

3.35% tender 10/13/99, CP         5,400                                 5,400
mode (e)

3.4% tender 10/13/99, CP mode     1,360                                 1,360
(e)

Phoenix Ind. Dev. Auth.           6,000                                 6,000
Multi-family Hsg. Rev. (Bell
Square Apt. Proj.) Series
1995, 3.35%, LOC Gen. Elec.
Cap. Corp., VRDN (b)

Phoenix Ind. Dev. Auth. Rev.:

(Marlyn Nutraceuticals Proj.)     3,300                                 3,300
3.42%, LOC Bank One, Arizona
NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ARIZONA - CONTINUED

Phoenix Ind. Dev. Auth. Rev.:
- continued

(Plastican Proj.) Series         $ 2,700                               $ 2,700
1997, 3.5%, LOC Fleet Bank
NA, VRDN (b)(e)

Rfdg. (V.A.W. of America          1,100                                 1,100
Proj.) Series 1997, 3.45%,
LOC Bank of America NA, VRDN
(b)(e)

Pima County Ind. Dev. Auth.       18,000                                18,000
Single Family Mtg. Rev.
Bonds Series 1999 A3, 3.2%
12/1/99 (Pacific Life Ins.
Co. Guaranteed) (e)

Salt River Proj. Agric. Impt.
& Pwr. District Elec. Sys.
Rev.:

3.35% 10/12/99, CP                5,000                                 5,000

3.5% 1/20/00, CP                  4,000                                 4,000

3.5% 1/28/00, CP                  6,460                                 6,460

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev.:

Bonds (Citizens Utils.):

Series 1993:

3.35% tender 10/14/99, CP         2,000                                 2,000
mode (e)

3.4% tender 10/13/99, CP mode     4,600                                 4,600
(e)

Series 1997, 3.15% tender         3,000                                 3,000
9/10/99, CP mode (e)

(Oxycal Lab. Proj.) Series        2,900                                 2,900
1999 A, 3.45%, LOC Bank One,
Arizona NA, VRDN (b)

                                                                        105,200

ARKANSAS - 1.1%

Arkansas Dev. Auth. Ind. Dev.     4,000                                 4,000
Rev. (Stratton Seed Co.
Proj.) Series 1999, 3.45%,
LOC Bank of America NA, VRDN
(b)(e)

Arkansas Dev. Fin. Auth.          5,200                                 5,200
Multi-family Hsg. Rev.
(Kiehl Partners L.P. Proj.)
Series 1998, 3.45%, LOC Bank
One, Louisiana NA, VRDN (b)

Arkansas Dev. Fin. Auth.          6,730                                 6,730
Participating VRDN Series
1998 C, 3.39% (Liquidity
Facility Bank of America NA)
(b)(e)(f)

Arkansas Hosp. Equip. Fin.        16,500                                16,500
Auth. (Arkansas Hosp. Assoc.
Pooled Fing. Prog.) Series
1998 A, 3.35%, LOC Bank of
America NA, VRDN (b)

Clark County Solid Waste          13,800                                13,800
Disp. Rev. (Reynolds Metals
Co. Proj.) Series 1992,
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (b)(e)

Columbia County Solid Waste       5,500                                 5,500
Disp. Rev. (Albemarle Corp.
Proj.) Series 1999, 3.45%,
LOC Bank of America NA, VRDN
(b)(e)

Miller County Solid Waste         5,600                                 5,600
Disp. Rev. (Tyson Foods,
Inc. Proj.) Series 1996,
3.35%, LOC Commerzbank AG,
VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ARKANSAS - CONTINUED

Pine Bluff Ind. Dev. Rev.        $ 3,900                               $ 3,900
(Rolling Pin Corp. Proj.)
Series 1998, 3.4%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (b)(e)

Univ. of Arkansas Rev. (UAMS      10,485                                10,485
Campus) Series 1998, 3.3%
(MBIA Insured) (BPA Cr.
Swiss First Boston, Inc.),
VRDN (b)

West Memphis Ind. Dev. Rev.       975                                   975
(Proform Co. LLC Proj.)
Series 1996, 3.4%, LOC US
Bank NA Minnesota, VRDN
(b)(e)

                                                                        72,690

CALIFORNIA - 1.2%

California Higher Ed. Student
Ln. Auth.:

Bonds:

Series 1987 A, 3.18%, tender      57,700                                57,700
5/1/00, LOC Nat'l.
Westminster Bank PLC

Series 1992 A2, 3.18%, tender     7,900                                 7,900
4/1/00, LOC Student Ln.
Marketing Assoc.

Series 1992 E1, 3.35%, LOC        6,000                                 6,000
Student Ln. Marketing
Assoc., VRDN (b)(e)

California Student Ed. Ln.        3,000                                 3,000
Marketing Corp. Student Ln.
Rev. Rfdg. Bonds Series 1994
A, 3.25%, tender 6/1/00, LOC
State Street Bank & Trust
Co. (e)

Orange County Hsg. Fin. Auth.     4,450                                 4,450
Participating VRDN  Series
96C0906, 3.36% (Liquidity
Facility Citibank, New York
NA) (b)(e)(f)

                                                                        79,050

COLORADO - 1.7%

Aurora Multi-family Hsg. Rev.     8,300                                 8,300
(Aurora Meadows Apts.)
Series 1996, 3.55% (Fannie
Mae Guaranteed), VRDN (b)(e)

Colorado Hsg. Fin. Auth.          6,495                                 6,495
Multi-family Hsg. Rev.
Participating VRDN Series
A2, 3.39% (Liquidity
Facility Morgan Guaranty
Trust Co., NY) (b)(e)(f)

Colorado Springs Util. Sys.
Impt. Rev. Participating VRDN:

Series FR/RI 19, 3.45%            15,100                                15,100
(Liquidity Facility Bank of
New York NA) (b)(f)

Series SGB 28, 3.34%              11,480                                11,480
(Liquidity Facility Societe
Generale, France) (b)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

COLORADO - CONTINUED

Colorado Student Oblig. Auth.:

(Student Ln. Prog.) Series       $ 4,800                               $ 4,800
1999 A3, 3.35% (AMBAC
Insured), VRDN (b)(e)

Series 1999 A2, 3.35% (AMBAC      9,500                                 9,500
Insured), VRDN (b)(e)

Denver City & County Arpt.
Rev. Participating VRDN:

Series 1997 Q, 3.4%               6,600                                 6,600
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(f)

Series FR/RI 13, 3.4%             5,000                                 5,000
(Liquidity Facility Bank of
New York NA) (b)(f)

Series MSDW 98 137, 3.34%         7,080                                 7,080
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(f)

Series MSDW 98 153, 3.34%         15,575                                15,575
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(f)

Series PT 249, 3.41%              4,950                                 4,950
(Liquidity Facility Banco
Santander SA) (b)(e)(f)

Douglas County School             5,800                                 5,842
District TAN (Douglas &
Elbert Counties) 4.5% 6/30/00

Fort Collins Ind. Dev. Rev.       1,240                                 1,240
(Phelps -Tointon Millwork
Proj.) Series 1993, 3.42%,
LOC Bank One, Wisconsin,
VRDN (b)(e)

Fort Collins Multi-family         4,490                                 4,490
Hsg. Rev. Bonds (Dry Creek
Apt. Proj.) 3.85%, tender
8/1/00, LOC Fifth Third
Bank, Cincinnati (e)

Westminster County                4,510                                 4,510
Multi-family Hsg. Rev. Rfdg.
(Lakeview Apts.) Series
1997, 3.55% (68th Avenue
Partners)  (Fannie Mae
Guaranteed), VRDN (b)(e)

                                                                        110,962

CONNECTICUT - 0.1%

Connecticut Hsg. Fin. Auth.       4,660                                 4,660
Participating VRDN Series
1997 L, 3.45% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(f)

DELAWARE - 0.6%

Delaware Econ. Dev. Auth.         24,500                                24,500
Multi-family Rev.
(Schoolhouse  Trust Prog.)
3.35%, LOC HSBC Bank USA,
VRDN (b)

Delaware Econ. Dev. Auth.         4,000                                 4,000
Poll. Cont. Rev. (Delmarva
Pwr. & Lt.) Series 1999 B,
3.4%, VRDN (b)(e)

Delaware Hsg. Auth. Rev.          6,895                                 6,895
Participating VRDN  Series
96C0801, 3.36% (Liquidity
Facility Citibank,  New York
NA) (b)(e)(f)

                                                                        35,395

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

DISTRICT OF COLUMBIA - 0.9%

District of Columbia Gen.        $ 8,900                               $ 8,900
Oblig. Participating VRDN
Series ROC #2-99-10, 3.34%
(Liquidity Facility Toronto
Dominion Bank) (b)(f)

District of Columbia Hsg.         5,000                                 5,000
Fin. Agcy. Bonds Series 1999
B, 3.3% 6/15/00 (e)

District of Columbia Rev.:

(Arnold & Porter Proj.)           7,250                                 7,250
Series 1999, 3.4%, LOC
Crestar Bank, VRDN (b)(e)

(Nat'l. Academy of Sciences       5,300                                 5,300
Proj.) Series 1999 C, 3.3%
(AMBAC Insured), VRDN (b)

District of Columbia Wtr. &
Swr. Auth.:

Participating VRDN Series         12,300                                12,300
98-5201, 3.31% (Liquidity
Facility Citibank, New York
NA) (b)(f)

Participating VRDN Series ROC     4,750                                 4,750
#2-99-5, 3.34% (Liquidity
Facility Commerzbank AG)
(b)(f)

District of Columbia Wtr. &       12,590                                12,590
Swr. Rev. Participating VRDN
Series 1998 5203, 3.31%
(Liquidity Facility
Citibank,  New York NA)
(b)(f)

                                                                        56,090

FLORIDA - 5.9%

Brevard County School             11,100                                11,153
District TAN 4% 6/30/00

Broward County Fin. Auth.         3,100                                 3,100
Multi-family Hsg. Rev.
(Sanctuary Apartments Proj.)
Series 1985, 3.4%,  LOC PNC
Bank NA, VRDN (b)

Broward County Port               11,800                                11,800
Facilities Rev. Rfdg. (Port
Everglades) Series 1998,
3.35% (AMBAC Insured) (BPA
Bank of  Nova Scotia), VRDN
(b)(e)

Broward County School             7,950                                 7,950
District RAN Series C, 3.5%
4/13/00

Florida Dept. of Trans.           7,100                                 7,100
Participating VRDN Series SG
43, 3.32% (Liquidity
Facility Societe Generale,
France) (b)(f)

Florida Div. Board Fin. Dept.     2,000                                 2,000
Gen. Svcs. Rev.
Participating VRDN Series
61, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

Florida Hsg. Fin. Agcy.           5,000                                 5,000
Multi-family Hsg. Rev. Rfdg.
(Hillsborough-Oxford Proj.)
Series D, 3.4% (Continental
Casualty Co. Guaranteed),
VRDN (b)

Florida Local Govt. Fin.
Commission:

Series A:

3.15% 9/7/99, LOC First Union     6,430                                 6,430
Nat'l. Bank, North Carolina,
CP

3.2% 9/9/99, LOC First Union      3,000                                 3,000
Nat'l. Bank, North Carolina,
CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Florida Local Govt. Fin.
Commission: - continued

Series B, 3.5% 1/13/00, LOC      $ 3,500                               $ 3,500
First Union Nat'l. Bank,
North Carolina, CP (e)

Florida Muni. Pwr. Agcy.          7,500                                 7,500
Series A, 3.1% 9/16/99, LOC
First Union Nat'l. Bank,
North Carolina, CP

Highlands County Ind. Dev.        2,500                                 2,500
Auth. (Lesco, Inc. Proj.)
Series 1997, 3.4%, LOC PNC
Bank NA, VRDN (b)(e)

Indian River County Hosp.
District Hosp. Rev. Bonds:

Series 1988, 3.5% tender          4,400                                 4,400
10/1/99, LOC Kredietbank,
CP mode

Series 1989, 3.45% tender         2,500                                 2,500
10/6/99, LOC Kredietbank,
CP mode

Series 1990:

3.35% tender 10/14/99, LOC        4,000                                 4,000
Kredietbank, CP mode

3.4% tender 10/12/99, LOC         4,000                                 4,000
Kredietbank, CP mode

3.45% tender 10/6/99, LOC         3,500                                 3,500
Kredietbank, CP mode

Jacksonville Elec. Auth. Rev.:

Series A, 3.5% 1/20/00, CP        15,500                                15,500

Series C 1, 3.45% 10/7/99         2,600                                 2,600
(Liquidity Facility Morgan
Guaranty Trust Co., NY), CP

Series E:

3.4% 10/8/99, CP                  25,000                                25,000

3.4% 10/14/99, CP                 21,000                                21,000

Jacksonville Poll. Cont. Rev.
Rfdg. Bonds (Florida  Pwr. &
Lt. Co. Proj.):

Series 1992:

3.55% tender 1/26/00, CP mode     3,000                                 3,000

3.55% tender 1/31/00, CP mode     2,800                                 2,800

Series 1994, 3.55% tender         3,500                                 3,500
1/31/00, CP mode

Lee County Hosp. Board Hosp.
Rev. Bonds (Lee Memorial
Hosp. Proj.):

Series 1985 C, 3.4% tender        17,000                                17,000
11/10/99, CP mode

Series 1985 D, 3.4% tender        6,000                                 6,000
11/10/99, CP mode

Series 1997 B, 3.4% tender        17,900                                17,900
11/10/99, CP mode

Lee County Hsg. Fin. Auth.        2,375                                 2,375
Single Family Mtg. Rev.
Bonds (Multi County Prog.)
Series A Subseries B, 3.15%
11/15/99 (e)

Miami Dade County School          42,900                                43,105
District TAN Series 1999,
4% 6/28/00

Orange County Ind. Dev. Auth.     1,600                                 1,600
Ind. Rev. (Advanced Drainage
Sys., Inc.) 3.5%, LOC Nat'l.
City Bank, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Orange County Tourist Dev.       $ 28,210                              $ 28,210
Tax Rev. Participating VRDN
Series 1998 96, 3.34%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(f)

Palm Beach County Rev. (Saint     4,500                                 4,500
Andrews School Boca Raton)
Series 1998, 3.35%, LOC Bank
of America NA, VRDN (b)

Reedy Creek Impt. District        2,075                                 2,075
Participating VRDN Series
96C0904 Class A, 3.31%
(Liquidity Facility
Citibank, New York NA) (b)(f)

Saint Lucie County Poll.
Cont. Rev. Rfdg. Bonds
(Florida  Pwr. & Lt. Co.
Proj.):

Series 1992 A:

3.55% tender 1/26/00, CP mode     5,600                                 5,600

3.6% tender 1/28/00, CP mode      2,300                                 2,300

Series 1994 A, 3.55% tender       9,700                                 9,700
1/26/00, CP mode

Sarasota County Pub. Hosp.        12,295                                12,295
Board Participating VRDN
Series 1998 99, 3.34%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(f)

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.)
Series A:

3.2% tender 9/15/99               9,600                                 9,600
(Liquidity Facility SunTrust
Bank, Central FL NA), CP mode

3.5% tender 9/2/99 (Liquidity     4,000                                 4,000
Facility SunTrust Bank,
Central FL NA), CP mode

3.5% tender 9/3/99 (Liquidity     5,300                                 5,300
Facility SunTrust Bank,
Central FL NA), CP mode

Sunrise Util. Sys. Rev.
Participating VRDN:

Series SGB 16, 3.34%              1,000                                 1,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGB 17, 3.34%              6,400                                 6,400
(Liquidity Facility Societe
Generale, France) (b)(f)

Sunshine State Govt. Fing.
Commission Rev.:

Bonds Series 1986:

3.2% tender 1/21/00 (AMBAC        7,720                                 7,720
Insured) (Liquidity Facility
Toronto Dominion Bank)
(Liquidity Facility UBS AG),
 CP mode

3.55% tender 1/28/00 (AMBAC       13,300                                13,300
Insured) (Liquidity Facility
Toronto Dominion Bank)
(Liquidity Facility UBS AG),
 CP mode

Series A, 3.3% 9/8/99 (FGIC       9,600                                 9,600
Insured) (AMBAC Insured)
(Liquidity Facility Bank of
Nova Scotia), CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

West Orange Memorial Hosp.
Tax District Rev. Bonds:

Series 1991 A1, 3.45% tender     $ 2,000                               $ 2,000
9/9/99, LOC RaboBank
Nederland Coop. Central, CP
mode

Series 1991 A2, 3.1% tender       4,000                                 4,000
9/9/99, LOC RaboBank
Nederland Coop. Central, CP
mode

                                                                        378,413

GEORGIA - 4.5%

Albany Dougherty Payroll Dev.     2,790                                 2,790
Auth. Poll. Cont. Rev. Rfdg.
(Philip Morris Co. Proj.)
3.25%, VRDN (b)

Atlanta Urban Residential         6,700                                 6,700
Fin. Auth. (Villages of
Cascade Proj.) Series 1997
A, 3.4%, LOC SunTrust Bank
of Atlanta, VRDN (b)(e)

Bremen Dev. Auth. Ind. Dev.       5,200                                 5,200
Rev. (Mark-Lynn Foods, Inc.
Proj.) 3.4%, LOC Bank of
America NA, VRDN (b)(e)

Cherokee County Dev. Auth.        3,500                                 3,500
Rev. (Blue Circle
Aggregates, Inc.) Series
1997, 3.4%, LOC Den Danske
Bank Group AS, VRDN (b)(e)

Clayton County Hsg. Auth.         7,000                                 7,000
Multi-family Hsg. Rev. (Hyde
Park Club Apts. Proj.)
Series 1997, 3.3%, LOC Key
Bank, NA, VRDN (b)(e)

Cobb County Dev. Auth. Ind.       1,950                                 1,950
Dev. Rev. (Amoena Corp.
Proj.) Series 1992, 3.45%,
LOC ABN-AMRO Bank NV, VRDN
(b)(e)

Crisp County Solid Waste          16,800                                16,800
Mgmt. Auth. Rev. Series
1998,  3.4% (FSA Insured),
VRDN (b)(e)

Dawson County Dev. Auth.          2,600                                 2,600
(Phillips & Brooks/Gladwin,
Inc.) Series 1999, 3.4%, LOC
Bank of America NA, VRDN
(b)(e)

Dekalb County Dev. Auth. Ind.     2,700                                 2,700
Dev. Rev. (Qualex Proj.)
3.45%, LOC Comerica Bank,
Texas, VRDN (b)(e)

DeKalb County Multi-family
Hsg. Rev.:

(Bryton Hill Apts. Proj.)         2,000                                 2,000
Series 1996, 3.35%, LOC PNC
Bank NA, VRDN (b)(e)

(Eales Trace Apts.) Series        7,350                                 7,350
1996, 3.3%, LOC Key Bank,
NA, VRDN (b)(e)

Floyd County Gen. Oblig. TAN      5,500                                 5,503
3.35% 12/31/99

Fulton County Dev. Auth.          9,000                                 9,000
(Woodward Academy, Inc.
Proj.) Series 1997, 3.3%,
LOC SunTrust Bank of
Atlanta, VRDN (b)

Fulton County Hsg. Auth.          9,000                                 9,000
Multi-family Hsg. Rev.
(Walton Falls Apt. Proj.)
Series 1999, 3.4%, LOC
Wachovia Bank NA, VRDN (b)(e)

Georgia Gen. Oblig.               10,400                                10,400
Participating VRDN Class A,
3.31% (Liquidity Facility
Citibank, New York NA) (b)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Georgia Muni. Elec. Auth.:

Bonds (Gen. Resolution Proj.)
Series 1985 B:

3.1% tender 9/10/99, LOC         $ 3,100                               $ 3,100
Morgan Guaranty Trust Co.,
NY, CP mode

3.35% tender 10/13/99, LOC        10,350                                10,350
Morgan Guaranty Trust Co.,
NY, CP mode

3.45% tender 10/7/99, LOC         14,000                                14,000
Morgan Guaranty Trust Co.,
NY, CP mode

Series B, 3.4% 10/12/99, LOC      4,500                                 4,500
Morgan Guaranty Trust Co.,
NY, LOC Bayerische
Landesbank Girozentrale, CP

Georgia Muni. Gas Auth. Rev.:

Bonds (Southern Portfolio I       3,995                                 3,995
Proj.) Series D, 3.45%
tender 10/22/99, LOC
Wachovia Bank NA, CP mode

(Gas Portfolio II Proj.)          51,300                                51,300
Series B, 3.75%, LOC
Wachovia Bank NA, VRDN (b)

Georgia Port Auth. Rev.           3,000                                 3,000
(Colonel's Island Term.)
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (b)(e)

Georgia Residential Fin.          170                                   170
Auth. Participating VRDN
Series 96C1006, 3.39%
(Liquidity Facility
Citibank, New York NA) (b)(f)

Gwinnett County Dev. Auth.
Ind. Dev. Rev.:

(Curtis 1000, Inc. Proj.)         1,200                                 1,200
Series 1996, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (b)(e)

(Klockner Namasco Corp.)          1,000                                 1,000
3.4%, LOC Bank of America
NA, VRDN (b)(e)

(Network Publications) Series     2,700                                 2,700
8, 3.4%, LOC Bank of America
NA, VRDN (b)

(O'Neal Steel, Inc.) 3.4%,        600                                   600
LOC Bank of America NA, VRDN
(b)(e)

(Sheperd Construction Co.,        900                                   900
Inc.) 3.4%, LOC SunTrust
Bank of Atlanta, VRDN (b)(e)

Gwinnett County Hsg. Auth.        6,700                                 6,700
Multi-family Hsg. Rev.
(Herrington Woods Apt.)
Series 1996 A, 3.3%, LOC Key
Bank, NA, VRDN (b)(e)

Henry County Dev. Auth. Solid     2,500                                 2,500
Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997,
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (b)(e)

Jenkins County Dev. Auth.         2,200                                 2,200
Ind. Rev. (Metal Industries,
Inc.) 3.4%, LOC Bank of
America NA, VRDN (b)(e)

Lafayette Dev. Auth. Rev.         3,000                                 3,000
(The Dixie Group Proj.)
Series 1998, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Metro. Atlanta Rapid Transit
Auth. Sales Tax Rev.
Participating VRDN:

Series 59, 3.34% (Liquidity      $ 7,885                               $ 7,885
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

Series SG 57, 3.32%               13,605                                13,605
(Liquidity Facility Societe
Generale, France) (b)(f)

Paulding County Ind. Bldg.        3,530                                 3,530
Auth. Rev. (Cadillac
Products, Inc.) Series 1994,
3.4%, LOC Bank One NA,
Michigan, VRDN (b)(e)

Richmond County Board of Ed.      1,750                                 1,750
Rfdg. 4% 9/1/99

Richmond County Dev. Auth.        20,600                                20,600
Solid Waste Disp. Rev.
(Evergreen Nylon Recycling
Proj.) Series 1998, 3.3%,
LOC Banque Nationale de
Paris, VRDN (b)(e)

Rockdale County Wtr. & Swr.       6,250                                 6,255
Auth. BAN 3.75% 12/15/99

Roswell Hsg. Auth.
Multi-family Hsg. Rev.:

(Autumnbrook Apts.) Series        7,165                                 7,165
1991 A, 3.4%, LOC Amsouth
Bank, Birmingham, VRDN (b)

Rfdg. (Roswell-Oxford Proj.)      6,100                                 6,100
Series 1990, 3.4%
(Continental Casualty Co.
Guaranteed), VRDN (b)

Savannah Econ. Dev. Auth. Rev.:

(Home Depot, Inc.) Series         1,500                                 1,500
1995 A, 3.4%, VRDN (b)(e)

(Kaolin Term., Inc.) 3.4%,        7,750                                 7,750
LOC Bank of America NA, VRDN
(b)(e)

Vienna Dev. Auth. Ind. Dev.       4,500                                 4,500
Rev. (Mid-Georgia Processing
Co.) 3.4%, LOC Bank of
America NA, VRDN (b)(e)

Worth County Ind. Dev. Auth.      1,645                                 1,645
Ind. Dev. Rev. Rfdg.
(Seabrook Peanut Co. Proj.)
Series 1996 B, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (b)

                                                                        285,993

HAWAII - 1.4%

Hawaii Arpt. Sys. Rev.            33,445                                33,445
Participating VRDN Series PT
190B, 3.37% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

Hawaii Dept. of Budget & Fin.     7,395                                 7,395
Rev. Participating VRDN
Series PT 139, 3.37%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Hawaii Dept. of Budget & Fin.
Spl. Purp. Rev. Bonds
(Citizens Utils. Proj.):

Series 1988 A, 3.35% tender       4,400                                 4,400
9/8/99, CP mode (e)

Series 1988 B, 3.4% tender        3,190                                 3,190
10/13/99, CP mode (e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

HAWAII - CONTINUED

Hawaii Dept. of Budget & Fin.
Spl. Purp. Rev. Bonds
(Citizens Utils. Proj.): -
continued

Series 1988 C, 3.35% tender      $ 7,585                               $ 7,585
9/8/99, CP mode (e)

Hawaii Gen. Oblig.                35,655                                35,655
Participating VRDN Series
1998 94, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

                                                                        91,670

IDAHO - 0.5%

Idaho TAN Series 1999, 4.25%      19,200                                19,331
6/30/00

Idaho Hsg. & Fin. Assoc.:

Bonds:

Series PA 145, 3.75%, tender      3,005                                 3,005
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(e)(f)(g)

Series PT 1152, 3.75%, tender     5,335                                 5,335
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(e)(f)(g)

Participating VRDN Series PT      1,800                                 1,800
247, 3.37% (Liquidity
Facility Banco Santander SA)
(b)(e)(f)

                                                                        29,471

ILLINOIS - 7.2%

Bolingbrook Multi-family Hsg.     12,300                                12,300
Rev. (Amberton Apts.) 3.35%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (b)(e)

Carol Stream Multi-family         2,000                                 2,000
Rev. (Saint Charles Square
Proj.) 3.4% (Fannie Mae
Guaranteed), VRDN (b)(e)

Chicago Arpt. Spl. Facilities     17,300                                17,300
Rev. (Centerpoint O'Hare)
3.35%, LOC First Nat'l.
Bank, Chicago, VRDN (b)(e)

Chicago Gas Supply Rev. Bonds     3,600                                 3,600
(The Peoples Gas Lt. & Coke
Co.) 3.2%, tender 12/1/99 (e)

Chicago Gen. Oblig.               3,000                                 3,000
Participating VRDN Series 98
126, 3.34% (Liquidity
Facility Morgan Stanley Dean
 Witter & Co.) (b)(f)

Chicago Ind. Dev. Rev.:

(Flying Food Fare Midway          2,700                                 2,700
Proj.) 3.45%, LOC Bank of
America NA, VRDN (b)(e)

(Guernsey Bel, Inc. Proj.)        1,400                                 1,400
Series 1996 B, 3.37%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Chicago O'Hare Int'l. Arpt.       43,400                                43,400
Rev. Series 1988 A, 3.4%,
LOC Bayerische Landesbank
Girozentrale, VRDN (b)(e)

Chicago Sales Tax Rev.            3,060                                 3,060
Participating VRDN  Series
1998 92, 3.34% (Liquidity
Facility Morgan  Stanley
Dean Witter & Co.) (b)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Chicago School Reform Board
of Ed. Participating VRDN:

Series 1996, 3.44% (Liquidity    $ 18,690                              $ 18,690
Facility Bank of  America
NA) (b)(f)

Series 1997 E, 3.4%               8,700                                 8,700
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(f)

Series 1998 115, 3.34%            15,525                                15,525
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(f)

Chicago Wtr. Rev.                 11,560                                11,560
Participating VRDN Series
1997 V,  3.4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (b)(f)

City of Rolling Meadows Solid     21,300                                21,300
Waste Disp. Rev. (BFI Waste
Sys. of North America)
Series 99, 3.35%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (b)(e)

Cook Co. Reg'l. Trans. Auth.
Participating VRDN:

Series SG 1, 3.32% (Liquidity     19,970                                19,970
Facility Societe Generale,
France) (b)(f)

Series SG 3, 3.32% (Liquidity     4,000                                 4,000
Facility Societe Generale,
France) (b)(f)

Series SGB 19, 3.34%              8,675                                 8,675
(Liquidity Facility Societe
Generale, France) (b)(f)

Decatur Wtr. Rev. Bonds           5,900                                 5,900
Series 1985, 3.95% tender
10/6/99, LOC Sumitomo Bank
Ltd. Japan, CP mode

Dupage Wtr. Commission Rfdg.      9,700                                 9,700
Participating VRDN  Series
97C1301, 3.31% (Liquidity
Facility Citibank,  New York
NA) (b)(f)

Glendale Heights                  2,600                                 2,600
Participating VRDN Series PT
106, 3.36% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(f)

Illinois Dev. Fin. Auth. Ind.
Dev. Rev.:

(Mapes & Sprowl Steel Ltd.        2,800                                 2,800
Proj.) Series 1996 A, 3.4%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (b)(e)

(Overton Gear & Tool Corp.)       2,000                                 2,000
Series 1994, 3.4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

(R & R Enterprises 2nd Proj.)     6,235                                 6,235
Series 1999 A, 3.4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Illinois Dev. Fin. Auth.          17,610                                17,610
Multi-family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series
1993, 3.2% (Continental
Casualty Co. Guaranteed),
VRDN (b)

Illinois Dev. Fin. Auth.
Poll. Cont. Rev.:

Series A, 3.35% (MBIA             40,500                                40,500
Insured), VRDN (b)(e)

Series B, 3.35% (MBIA             36,600                                36,600
Insured), VRDN (b)(e)

Series C, 3.35% (MBIA             15,200                                15,200
Insured), VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Illinois Dev. Fin. Auth. Rev.    $ 6,300                               $ 6,300
(Adventist Health Sys.)
Series A, 3.3% (MBIA
Insured), VRDN (b)

Illinois Edl. Facilities
Auth. Rev. Participating VRDN:

Series 1997 U, 3.4%               9,040                                 9,040
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(f)

Series 981302, 3.31%              11,600                                11,600
(Liquidity Facility
Citibank,  New York NA)
(b)(f)

Illinois Health Facilities
Auth. Rev.:

Bonds:

(Evanston Hosp. Corp.) Series     5,000                                 5,000
A, 3.55%, tender 7/31/00

(SMM Health Care Proj.)
Series 1998 B:

3.1% tender 9/9/99 (MBIA          10,495                                10,495
Insured), CP mode

3.6% tender 1/27/00 (MBIA         6,000                                 6,000
Insured), CP mode

Series 1998 B, 3.15% tender       3,000                                 3,000
9/16/99 (MBIA Insured),  CP
mode

(Resurrection Health Care)        23,000                                23,000
Series B, 3.4% (FSA
Insured), VRDN (b)

Illinois Hsg. Dev. Auth.
Homeowner Mtg. Rev. Bonds:

Series 1999 B2, 3.25%, tender     6,420                                 6,420
4/27/00 (e)

Series E 2, 3.65%, tender         7,000                                 7,000
7/27/00 (e)

Lisle Village Multi-family        3,800                                 3,800
Hsg. Rev. (Devonshire of
Lisle Proj.) Series 1991,
3.35%, LOC Freddie Mac, VRDN
(b)(e)

Madison County Envir. Impt.       5,100                                 5,100
Rev. (Shell Wood River)
Series 1998 A, 3.05% (Shell
Oil Co. Guaranteed), VRDN
(b)(e)

Mundelein Ind. Dev. Rev.          4,915                                 4,915
(Print-O-Tape Proj.) Series
1997, 3.4%, LOC Harris Trust
& Savings Bank, Chicago,
VRDN (b)(e)

Palos Hills Multi-family Hsg.     2,900                                 2,900
Rev. (Green Oaks Proj.)
Series 1998, 3.37%, LOC
LaSalle Nat'l. Bank,
Chicago, VRDN (b)(e)

Rockford Ind. Dev. Rev.           1,900                                 1,900
(Ringcan Corp. Proj.) Series
1998, 3.4%, LOC SunTrust
Bank, Nashville NA, VRDN
(b)(e)

Saint Charles Ind. Dev. Rev.      3,000                                 3,000
(Pier 1 Imports-Midwest,
Inc. Proj.) Series 1986,
3.4%, LOC Bank One, Texas
NA, VRDN (b)(e)

Univ. of Illinois Rev.            2,705                                 2,705
Participating VRDN Series SG
65, 3.32% (Liquidity
Facility Societe Generale,
France) (b)(f)

Vernon Hills Ind. Dev. Rev.       5,475                                 5,475
(Accurate Transmission
Proj.) 3.4%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

West Chicago Ind. Dev. Auth.     $ 6,040                               $ 6,040
Ind. Dev. Rev. (Bison Gear &
Engineering Corp.) 3.45%,
LOC Bank of America NA, VRDN
(b)(e)

Woodridge Dupage Will & Cook      1,070                                 1,070
County Ind. Dev. Rev.
(McDavid Knee Guard Proj.)
Series 1996, 3.45% (Land
Trust #6886) LOC Firstar
Bank, Milwaukee NA, VRDN
(b)(e)

                                                                        461,085

INDIANA - 2.7%

Burns Hbr. Ind. Dev. Rev. (J      7,600                                 7,600
& F Steel Corp. Proj.)
3.42%, LOC Societe Generale,
France, VRDN (b)(e)

Columbus Rev. Rfdg.               4,450                                 4,450
(Rock-Tenn Co. Mill
Division)  Series 1995,
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (b)(e)

Connersville Econ. Dev. Rev.      2,500                                 2,500
(Inland Southern Corp.
Proj.) Series 1997, 3.4%,
LOC Bank of America NA, VRDN
(b)(e)

Crawford County Econ. Dev.        3,500                                 3,500
Rev. (Jasper Engine Exchange
Proj.) Series 1997, 3.4%
(Realty, Inc.) LOC PNC Bank
NA, VRDN (b)(e)

Elkhart County Econ. Dev.         1,850                                 1,850
Rev. (Burger Dairy Proj.)
3.65%, LOC Old Kent Bank,
Michigan, VRDN (b)(e)

Franklin Econ. Dev. Rev.          2,195                                 2,195
(Pedcor Invts. L.P.-Lakeview
II) 3.35%, LOC Fed. Home Ln.
Bank, Indianapolis, VRDN
(b)(e)

Greenwood Econ. Dev. Rev.         4,000                                 4,000
(Endress & Hauser, Inc.)
Series A, 3.55%, LOC
Deutsche Bank AG, VRDN (b)(e)

Indiana Dev. Auth. Solid          17,100                                17,100
Waste Disp. Rev. Bonds (Pure
Air on the Lake) Series 1990
A, 3.05% tender 9/9/99, LOC
Nat'l. Westminster Bank PLC,
CP mode (e)

Indiana Dev. Fin. Auth.           5,000                                 5,000
(Mid-American Energy
Resources) Series 1999,
3.4%, LOC LaSalle Nat'l.
Bank, Chicago, VRDN (b)(e)

Indiana Dev. Fin. Auth.           4,700                                 4,700
Envir. Rev. Rfdg. (PSI
Energy Proj.) Series 1998,
3.05%, LOC Morgan Guaranty
Trust Co., NY, VRDN (b)(e)

Indiana Hsg. Fin. Auth.
Participating VRDN:

Series 1997 H, 3.45%              8,760                                 8,760
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)(f)

Series PT 246, 3.37%              7,170                                 7,170
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Indiana Office Bldg.              4,547                                 4,547
Commission Series A, 3.2%
9/27/99 (Liquidity Facility
Bank One NA, Michigan), CP

Indianapolis Econ. Dev. Rev.      625                                   625
(US, LLC Proj.) Series 1996,
3.42%, LOC Bank One, Indiana
NA, VRDN (b)(e)

Indianapolis Gas Util. Sys.
Rev.:

3.05% 9/16/99, CP                 3,300                                 3,300

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

INDIANA - CONTINUED

Indianapolis Gas Util. Sys.
Rev.: - continued

3.15% 9/13/99, CP                $ 5,400                               $ 5,400

3.15% 9/16/99, CP                 7,000                                 7,000

3.2% 9/14/99, CP                  1,200                                 1,200

3.55% 1/26/00, CP                 8,700                                 8,700

Kendallville Ind. Dev. Rev.       2,475                                 2,475
Rfdg. (Philip Morris Co.,
Inc.)  Series 1993, 3.35%,
VRDN (b)

Lawrence County Ind. Dev.         2,320                                 2,320
Rev. (D&M Tool Proj.) 3.44%,
LOC Huntington Nat'l. Bank,
Columbus, VRDN (b)(e)

Logansport Ind. Dev. Rev.         1,605                                 1,605
(Nelson Tube Co.) Series
1996, 3.44%, LOC Huntington
Nat'l. Bank, Columbus, VRDN
(b)(e)

Muncie Ind. Dev. Rev.             3,500                                 3,500
(Diamond Plastics Corp.)
Series 1996, 3.45%, LOC Bank
of America NA, VRDN (b)(e)

Petersburg Solid Waste Disp.
Rev. (Indianapolis Pwr. &
Lt. Co.):

Series 1995 C, 3.4%, VRDN         14,500                                14,500
(b)(e)

3.35%, VRDN (b)(e)                3,000                                 3,000

Rockport Ind. Dev. Rev.           10,000                                10,000
(Akansas Steel Corp. Proj.)
Series 1998 A, 3.35%, LOC
PNC Bank NA, VRDN (b)(e)

Rockport Poll. Cont. Rev.         9,000                                 9,000
(Akansas Steel Corp. Proj.)
Series 1997 A, 3.35%, LOC
PNC Bank NA, VRDN (b)(e)

Saint Joseph County Econ.         2,100                                 2,100
Dev. Auth. Rev. (Pin Oak
Apts. Proj.) 3.4%, LOC Fed.
Home Ln. Bank, Indianapolis,
VRDN (b)(e)

Scottsburg Ind. Dev. Rev.         3,000                                 3,000
(Multi-Color Corp. Proj.)
3.4%, LOC PNC Bank NA, VRDN
(b)(e)

South Bend Cmnty. School          8,800                                 8,810
Corp. TAN 3.5% 12/31/99

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop.):

Series 1985 L 3, 3.55% tender     4,400                                 4,400
1/26/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L 5, 3.55% tender     3,055                                 3,055
1/26/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 L 6, 3.55% tender     1,000                                 1,000
1/31/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Valparaiso Cmnty. Schools TAN     6,049                                 6,054
3.5% 12/31/99

                                                                        174,416

IOWA - 0.1%

Iowa Fin. Auth. Small Bus.        6,000                                 6,000
Dev. Rev. (Corporate Ctr.
Proj.) 3.5% (Prin. Life Ins.
Co. Guaranteed), VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KANSAS - 0.8%

Burlington Poll. Cont. Rev.
Bonds (Elec. Pwr. Coop.):

Series 1985 C 1, 3.55% tender    $ 4,210                               $ 4,210
1/26/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 1985 C 2:

3.55% tender 1/25/00 (Nat'l.      8,800                                 8,800
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

3.55% tender 1/31/00 (Nat'l.      2,200                                 2,200
Rural Util. Coop. Fin. Corp.
Guaranteed), CP mode

Coffeyville Ind. Dev. Rev.        1,800                                 1,800
(Dixon Ind., Inc. Proj.)
Series 1994, 3.45%, LOC
NationsBank NA, VRDN (b)(e)

Kansas City Util. Sys. Rev.       14,840                                14,840
Rfdg. & Impt. Participating
VRDN Series FR/RI 1, 3.4%
(Liquidity Facility Bank of
New York NA) (b)(f)

La Cygne Envir. Impt. Rev.        7,500                                 7,500
Rfdg. (Kansas City Pwr. &
Lt. Co.) Series 1994, 3.35%,
VRDN (b)

Wichita Arpt. Facilities Rev.     2,345                                 2,345
(Cessna Citation) 3.4%, LOC
Westdeutsche Landesbank
Girozentrale, VRDN (b)(e)

Wichita Gen. Oblig. BAN 4%        8,815                                 8,839
2/24/00

                                                                        50,534

KENTUCKY - 2.5%

Boone County Ind. Bldg. Rev.      1,295                                 1,295
(Hennegan Co. Proj.) 3.42%,
LOC Star Bank NA, VRDN (b)

Carroll County Solid Waste        3,935                                 3,935
Disp. Rev. (Celotex Corp.
Proj.) Series 1999, 3.4%,
LOC Bank of America NA, VRDN
(b)(e)

Daviess County Solid Waste
Disp. Facilities Rev.
(Scott Paper Co.):

Series 1993 A, 3.4%               9,450                                 9,450
(Kimberly-Clark Corp.
Guaranteed), VRDN (b)(e)

Series 1993 B, 3.4%               6,600                                 6,600
(Kimberly-Clark Corp.
Guaranteed), VRDN (b)(e)

Daviess County Exempt             3,000                                 3,000
Facilities Rev.
(Kimberly-Clark Tissue Co.
Proj.) 3.4% (Kimberly-Clark
Corp. Guaranteed), VRDN
(b)(e)

Elizabethtown Ind. Bldg. Rev.     5,000                                 5,000
(Altec Proj.) Series 1997,
3.35%, LOC Wachovia Bank NA,
VRDN (b)(e)

Franklin County Ind. Bldg.        3,110                                 3,110
Rev. (Certified Tool &
Manufacturing) 3.42%, LOC
Bank One, Illinois NA, VRDN
(b)(e)

Jefferson County Ind. Bldg.
Rev.:

(Commercial Lithographics         2,300                                 2,300
Co.) 3.4%, LOC PNC Bank NA,
VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KENTUCKY - CONTINUED

Jefferson County Ind. Bldg.
Rev.: - continued

(Wynn Starr Foods Proj.)         $ 2,370                               $ 2,370
Series 1996, 3.42%, LOC Bank
One, Kentucky NA, VRDN (b)(e)

Jefferson County Poll. Cont.
Rev. Bonds:

(Louisville Gas & Elec. Co.):

Series 1992 A, 3.45% tender       2,000                                 2,000
10/13/99, CP mode

Series 1997 A, 3.05% tender       6,400                                 6,400
9/10/99, CP mode (e)

Series 1997 A, 3.1% tender        5,000                                 5,000
9/16/99, CP mode (e)

Series 1997 A, 3.6% tender        5,500                                 5,500
1/26/00, CP mode (e)

Kentucky Asset Liability
Commission Agcy. Fund Rev.
Bonds:

Series 1998 A, 3.15% tender       4,100                                 4,100
9/10/99, LOC Commerzbank AG,
CP mode

Series 1998, 3.4% tender          5,100                                 5,100
10/12/99, LOC Commerzbank
AG, CP mode

Kentucky Econ. Dev. Fin.          2,900                                 2,900
Auth. Hosp. Facilities Rev.
(Baptist Health Care) Series
B, 3% (MBIA Insured), VRDN
(b)

Kentucky Hsg. Corp. Hsg. Rev.     6,300                                 6,300
Bonds Series 1999 C, 3.2%,
tender 12/31/99 (e)

Louisville & Jefferson County     7,000                                 7,000
Reg'l. Arpt. Auth. Series
1999 A, 3% (United Parcel
Svc. of America Guaranteed),
VRDN (b)(e)

Louisville & Jefferson County
Reg'l. Arpt. Auth. Sys. Rev.:

Series 1996 A, 3.35%, LOC         24,150                                24,150
Nat'l. City Bank, Kentucky,
VRDN (b)(e)

3.35%, LOC Nat'l. City Bank,      8,900                                 8,900
Kentucky, VRDN (b)(e)

Perry County Solid Waste          3,355                                 3,355
Disp. Rev. (TJ Int'l. Proj.)
 Series 1998, 3.35%, LOC
Wachovia Bank NA, VRDN (b)(e)

Trimble County Poll. Cont.
Rev. Bonds:

(Louisville Gas & Elec. Co.):

Series 1992 A: 3.5% tender        5,535                                 5,535
1/27/00, CP mode

3.55% tender 1/26/00, CP mode     6,500                                 6,500

3.55% tender 1/28/00, CP mode     11,000                                11,000

3.55% tender 1/31/00, CP mode     9,815                                 9,815

Series 1996 A, 3.45% tender       5,300                                 5,300
11/19/99, CP mode

Series 1992 A, 3.15% tender       1,500                                 1,500
9/16/99, CP mode

Walton Ind. Bldg. Rev.            1,845                                 1,845
(Clarion Manufacturing Corp.
of America) 3.47%, LOC Fifth
Third Bank, Cincinnati, VRDN
(b)(e)

                                                                        159,260

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

LOUISIANA - 0.8%

Caddo Parish Ind. Dev. Board     $ 13,000                              $ 13,000
Exempt Facilities Rev.
(Atlas Proj.) Series 1996 A,
3.4%, LOC Deutsche Bank AG,
VRDN (b)(e)

Jefferson Parish Home Mtg.        5,000                                 5,000
Auth. Single Family Mtg.
Rev. Bonds Series A 2, 3.65%
6/1/00 (e)

New Orleans Aviation Board        12,100                                12,100
Rev. Series 1997 A, 3.4%
(MBIA Insured), VRDN (b)(e)

Saint James Parish Gen.           7,000                                 7,000
Oblig. (American Iron Prod.
Proj.) Series 1997, 3.45%,
LOC Bank of America NA, VRDN
(b)(e)

South Louisiana Port              4,900                                 4,900
Commission Port Facilities
Rev. (Holnam, Inc. Proj.)
3.4%, LOC Wachovia Bank NA,
VRDN (b)(e)

West Baton Rouge Parish Ind.
District #3 Rev.:

Bonds (Dow Chemical Co.           4,800                                 4,800
Proj.) Series 1991, 3.45%
tender 10/13/99, CP mode

(Dow Chemical Co. Proj.)          1,700                                 1,700
Series 1993, 3.15%, VRDN
(b)(e)

                                                                        48,500

MAINE - 0.6%

Cumberland County Gen. Oblig.     5,000                                 5,005
TAN Series 1999, 3.5%
12/31/99

Maine Hsg. Auth. Mtg.             3,980                                 3,980
Purchase Rev. Participating
VRDN Series 1997 V, 3.37%
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(f)

Maine Hsg. Auth. Mtg. Purp.       11,000                                11,000
Participating VRDN Series
1999 P, 3.39% (Liquidity
Facility Bank of America NA)
(b)(e)(f)

Maine Hsg. Auth. Multi-family     21,100                                21,100
Dev. Rev. (Park Village
Apts. Proj.) 3.35%, LOC Gen.
Elec. Cap. Corp., VRDN (b)(e)

                                                                        41,085

MARYLAND - 0.6%

Howard County Econ. Dev. Rev.     1,600                                 1,600
(Pace, Inc. Proj.) 3.4%, LOC
Bank of America NA, VRDN
(b)(e)

Maryland Econ. Dev. Auth.         3,400                                 3,400
Rev. (Grafco Ind. Ltd.)
Series 1996, 3.4%, LOC Bank
of America NA, VRDN (b)(e)

Maryland Gen. Oblig.              8,495                                 8,495
Participating VRDN Series
1998 33, 3.31% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

Montgomery County Hsg.            22,500                                22,500
Opportunity Commission Hsg.
Rev. Series 1997 I, 3.45%
(Wisconsin Park Associates,
LP) LOC Key Bank, NA, VRDN
(b)(e)

                                                                        35,995

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MASSACHUSETTS - 0.9%

Harvard Univ. Bonds Series 96    $ 22,975                              $ 22,975
Class A, 3%, tender 9/1/99
(Liquidity Facility
Citibank, New York NA)
(b)(f)(g)

Hingham Gen. Oblig. BAN 3.75%     14,600                                14,605
9/30/99

Massachusetts Tpk. Auth.          12,850                                12,850
Western Tpk. Rev.
Participating VRDN Series
1997 N, 3.42% (Liquidity
Facility Bank of America NA)
(b)(f)

Southeastern Massachusetts        6,000                                 6,001
Reg'l. Transit Auth. RAN
3.75% 9/17/99

                                                                        56,431

MICHIGAN - 1.6%

Clinton Economic Dev. Corp.       5,700                                 5,700
Rev. (Clinton Area Care Ctr.
Prj.) 3.34%, VRDN (b)

Kalamazoo City School             2,600                                 2,600
District State Aid RAN
Series C,  3.75% 9/16/99,
LOC First of America Bank NA

Kalamazoo Hosp. Fin. Auth.        7,695                                 7,695
Participating VRDN Series
138, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

Michigan Hosp. Fin. Auth.         7,200                                 7,200
Rev. Participating VRDN
Series 1997 X, 3.4%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(f)

Michigan Hsg. Dev. Auth.          4,200                                 4,200
Multi-family Hsg. Rev. Bonds
 Series 1988 A, 3.6% tender
1/27/00, LOC Landesbank
Hessen-Thuringen, CP mode (e)

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          14,400                                14,489

Series B2, 4.25% 8/25/00, LOC     19,100                                19,223
Morgan Guaranty  Trust Co.,
NY

Michigan Strategic Fund Poll.
Cont. Rev. Bonds (Dow
Chemical Co. Proj.):

Series 1986, 3.45% tender         3,300                                 3,300
1/21/00, CP mode

Series 1987, 3.15% tender         4,500                                 4,500
9/8/99, CP mode

Series 1988, 3.1% tender          2,000                                 2,000
9/16/99, CP mode (e)

Michigan Strategic Fund Rev.:

(Bosal Ind. Proj.) Series         4,500                                 4,500
1998, 3.35%, LOC Bank of New
York NA, VRDN (b)(e)

(Majestic Ind., Inc.) 3.4%,       2,400                                 2,400
LOC Comerica Bank, Detroit,
VRDN (b)(e)

(Nat'l. Rubber Michigan,          2,100                                 2,100
Inc.) Series 1995, 3.35%,
LOC Nat'l. Bank of Canada,
VRDN (b)(e)

Rfdg. (Dow Chemical Co.           2,250                                 2,250
Proj.) Series 1994, 2.75%,
VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MICHIGAN - CONTINUED

Michigan Strategic Fund Solid    $ 1,400                               $ 1,400
Waste Disp. Rev. (Great
Lakes Recovery) 3.35%, LOC
Bank One NA, Michigan, VRDN
(b)(e)

Wayne Charter County Arpt.
Rev. Participating VRDN:

Series 108, 3.39% (Liquidity      4,245                                 4,245
Facility Morgan Stanley Dean
Witter & Co.) (b)(e)(f)

Series 1998 68, 3.39%             13,440                                13,440
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(e)(f)

Wayne-Westland Cmnty. Schools     2,080                                 2,080
Participating VRDN  Series
67, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

                                                                        103,322

MINNESOTA - 0.9%

Anoka County Solid Waste          1,250                                 1,250
Disp. Bonds (United Pwr.
Assoc.) Series 1998 A, 3.45%
tender 10/6/99 (Nat'l. Rural
Util. Coop. Fin. Corp.
Guaranteed), CP mode (e)

Becker Poll. Cont. Rev. Bonds     3,900                                 3,900
(Northern States Pwr. Co.
Sherburne Co. Generator # 3)
Series 1993 A, 3.15% tender
9/15/99, CP mode

Cloquet Ind. Facilities Rev.      4,500                                 4,500
(Potlatch Corp. Proj.)
Series C, 3.45%, LOC Cr.
Swiss First Boston, Inc.,
VRDN (b)(e)

Dakota County Hsg. & Redev.       4,780                                 4,780
Auth. Single Family Mtg.
Rev. Series 1999 C, 3.2%
4/25/00 (American Int'l.
Group, Inc. Guaranteed) (e)

Hennepin County Gen. Oblig.       2,800                                 2,800
Rfdg. Series 1996 C, 3.4%,
VRDN (b)(e)

Minneapolis & Saint Paul          3,000                                 3,000
Metro. Arpt. Commission
Arpt. Rev. Participating
VRDN Series FR/RI A 33,
3.35% (Liquidity Facility
Bank of New York NA)
(b)(e)(f)

Minnesota Hsg. Fin. Agcy.
Single Family Mtg.:

Bonds:

Series 1998 H, 3.55%, tender      7,980                                 7,980
8/14/00 (e)

Series G, 3.7%, tender 6/29/00    9,000                                 9,001

Participating VRDN Series PT      10,700                                10,700
114, 3.32% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(f)

Red Wing Poll. Cont. Rev.         2,600                                 2,600
(Northern States Pwr. Co.)
3.35%, VRDN (b)

Rochester Health Care             5,400                                 5,400
Facilities Rev. (Mayo
Foundation Proj.) Series
1985 C, 3.45% (BPA RaboBank
Nederland Coop. Central),
VRDN (b)

                                                                        55,911

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MISSISSIPPI - 0.5%

DeSoto County Ind. Dev. Rev.     $ 800                                 $ 800
(Flavorite Labs. Proj.)
Series 1991 A, 3.45%, LOC
First Tennessee Bank NA,
Memphis, VRDN (b)

Mississippi Bus. Fin. Corp.       2,000                                 2,000
Ind. Dev. Rev. (Calgon
Carbon Corp.) Series 1997,
3.4%, LOC PNC Bank NA, VRDN
(b)(e)

Mississippi Bus. Fin. Corp.       25,200                                25,200
Solid Waste Disp. Rev.
(Choctaw Generation Ltd.)
Series 1998, 3.35%, LOC
Chase Manhattan Bank, VRDN
(b)(e)

Mississippi Home Corp.            5,400                                 5,400
Multi-family Hsg. Rev.
(Colony Park Apts.) Series
1998 I, 3.45%, LOC Amsouth
Bank, Birmingham, VRDN (b)(e)

                                                                        33,400

MISSOURI - 0.8%

Independence Ind. Dev. Auth.      285                                   285
Ind. Rev. (Interlock Realty
Co. Proj.) 3.52%, LOC Star
Bank NA, VRDN (b)(e)

Lees Summit Ind. Dev. Rev.        5,700                                 5,700
(BHA Technical, Inc. Proj.)
Series 1998 A, 3.4%, LOC
Bank of America NA, VRDN (b)

Missouri Envir. Impt. &
Energy Resources Auth. Poll.
Cont.  Rev. Bonds:

(Union Elec. Co.) Series 1985     3,200                                 3,200
A, 3.55% tender 1/27/00, LOC
UBS AG, CP mode

Series 1985 A, 3.45% tender       6,695                                 6,695
2/24/00, LOC UBS AG,  CP mode

Missouri Higher Ed. Ln. Auth.
Student Ln. Rev.:

Series 1988 A, 3.35%, LOC         9,000                                 9,000
Nat'l. Westminster Bank PLC,
VRDN (b)(e)

Series 1990 A, 3.35%, LOC         12,600                                12,600
Nat'l. Westminster Bank PLC,
VRDN (b)(e)

Series 1990 B, 3.35%, LOC         9,850                                 9,850
Nat'l. Westminster Bank PLC,
VRDN (b)(e)

Series 1991 B, 3.5% (MBIA         1,500                                 1,500
Insured) (BPA State Street
Bank & Trust Co.), VRDN
(b)(e)

Missouri Hsg. Dev. Commission     2,115                                 2,115
Mtg. Rev. Bonds  Series PA
157, 3.75%, tender 2/24/00
(Liquidity Facility Merrill
Lynch & Co., Inc.) (e)(f)

                                                                        50,945

MONTANA - 0.0%

Montana Board of Hsg.             1,440                                 1,440
Participating VRDN Series PT
87, 3.37% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEBRASKA - 0.4%

Nebhelp, Inc. Rev. Series C,     $ 2,300                               $ 2,300
3.4%, LOC Student Ln.
Marketing Assoc., VRDN (b)(e)

Nebraska Invt. Fin. Auth.         10,000                                10,000
Single Family Hsg. Rev.
Participating VRDN Series
1998 J, 3.39% (Liquidity
Facility Bank of America NA)
(b)(e)(f)

Nebraska Invt. Fin. Auth.         3,610                                 3,610
Single Family Mtg. Rev.
Participating VRDN Series RI
A3, 3.45% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

Nebraska Pub. Pwr. District
Rev.:

Series A, 3.65% 2/1/00, CP        6,000                                 6,000

3.2% 9/9/99, CP                   3,000                                 3,000

                                                                        24,910

NEVADA - 2.3%

Clark County Poll. Cont. Rev.
Bonds (Southern California
Edison) Series 1987 A:

3.05% tender 9/8/99, CP mode      17,100                                17,100
(e)

3.05% tender 9/10/99, CP mode     7,100                                 7,100
(e)

3.1% tender 9/16/99, CP mode      12,700                                12,700
(e)

Clark County Spl. Facilities      31,100                                31,100
Arpt. Sys. Rev. Series 1998
B, 3.4% (MBIA Insured) (BPA
Westdeutsche Landesbank
Girozentrale), VRDN (b)(e)

Nevada Gen. Oblig.
Participating VRDN:

Series RI 36, 3.4% (Liquidity     4,175                                 4,175
Facility Bank of  New York
NA) (b)(f)

Series SGB 97 31, 3.34%           19,600                                19,600
(Liquidity Facility Societe
Generale, France) (b)(f)

3.32% (Liquidity Facility         9,160                                 9,160
Societe Generale, France)
(b)(f)

Nevada Hsg. Division:

(Oakmont at Flamingo Rd.          9,500                                 9,500
Proj.) Series 1996 A, 3.4%,
LOC UBS AG, VRDN (b)(e)

(Pecos Owens Court Apt.           11,500                                11,500
Proj.) Series 1996, 3.4%,
LOC Commerzbank AG, VRDN
(b)(e)

Nevada Muni. Bonds Series         21,230                                21,230
962801 Class A, 3%, tender
9/1/99 (Liquidity Facility
Citibank, New York NA) (f)(g)

Washoe County Wtr. Facilities     2,700                                 2,700
Rev. (Sierra Pacific Pwr.
Co.) Series 1990, 3.1%, LOC
UBS AG, VRDN (b)(e)

                                                                        145,865

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW HAMPSHIRE - 1.7%

New Hampshire Bus. Fin. Auth.
Poll. Cont. Rev. Bonds (New
England Pwr. Co.) Series
1990 A:

3.15% tender 9/8/99, CP mode     $ 9,700                               $ 9,700
(e)

3.4% tender 10/25/99, CP mode     30,500                                30,500
(e)

New Hampshire Bus. Fin. Auth.     2,400                                 2,400
Rev. (Luminscent Sys., Inc.
Proj.) Series 1998, 3.45%,
LOC HSBC Bank USA, VRDN
(b)(e)

New Hampshire Bus. Fin. Auth.     10,200                                10,200
Solid Waste Disp. Rev.
(Lonza Biologies, Inc.
Proj.) 3.35%, LOC Deutsche
Bank AG, VRDN (b)(e)

New Hampshire Hsg. Fin. Auth.
Multi-family Hsg. Rev.:

(Fairways Proj.) 3.4%, LOC        29,300                                29,300
Gen. Elec. Cap. Corp., VRDN
(b)(e)

Rfdg. (Nashua-Oxford Proj.)       16,900                                16,900
Series 1990, 3.4%
(Continental Casualty Co.
Guaranteed), VRDN (b)

New Hampshire Hsg. Fin. Auth.
Single Family Mtg.
Participating VRDN:

Series 1997 B, 3.45%              6,380                                 6,380
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)(f)

Series PA 351, 3.37%              5,285                                 5,285
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

                                                                        110,665

NEW JERSEY - 0.7%

New Jersey Higher Ed. Auth.       5,000                                 5,000
Participating VRDN Series
1998 18, 3.29% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

Woodbridge Township Gen.          38,100                                38,266
Oblig. BAN 3.9% 7/28/00

                                                                        43,266

NEW MEXICO - 0.6%

Albuquerque Ind. Dev. Rev.        180                                   180
(Plastech Corp.) Series 1994
A, 3.5%, LOC US Bank NA
Minnesota, VRDN (b)(e)

Albuquerque School District #     6,000                                 6,053
012 4.5% 8/1/00

Bernalillo County Gross           8,360                                 8,360
Receipt Tax Rev.
Participating VRDN Series
SGB 22, 3.34% (Liquidity
Facility Societe Generale,
France) (b)(f)

Dona Ana County Ind. Dev.         2,700                                 2,700
Rev. (Karr Tool &
Manufacturing Proj.) Series
1996, 3.45%, LOC Firstar
Bank, Milwaukee NA, VRDN
(b)(e)

New Mexico Edl. Assistance        7,155                                 7,155
Foundation Student Ln.
Participating VRDN Series
1992 B 3.37% (Liquidity
Facility Banco De Santander
Puerto Rico) (b)(e)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW MEXICO - CONTINUED

New Mexico Mtg. Fin. Auth.:

Bonds (Single Family Mtg.        $ 3,640                               $ 3,640
Prog.) Series PA 118, 3.75%,
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.) (e)(f)

Participating VRDN Series PT      10,280                                10,280
225, 3.37% (Liquidity
Facility Nat'l. Westminster
Bank PLC) (b)(e)(f)

                                                                        38,368

NEW YORK - 1.6%

Long Island Pwr. Auth. Elec.
Sys. Rev. Participating VRDN:

Series 1998 A, 3.32%              8,710                                 8,710
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

Series ML PT 1043, 3.32%          7,400                                 7,400
(Liquidity Facility Bank of
America NA) (b)(f)

Series PA 420, 3.32%, LOC         9,200                                 9,200
Merrill Lynch & Co., Inc.,
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(f)

New York City Gen. Oblig.:

Participating VRDN Series PT      19,005                                19,005
1027, 3.32% (Liquidity
Facility Bank of America NA)
(b)(f)

3.15%, LOC Morgan Guaranty        5,300                                 5,300
Trust Co., NY, VRDN (b)

New York City Muni. Wtr. Fin.     5,000                                 5,000
Auth. Participating VRDN
Series SGB 26, 3.29%
(Liquidity Facility Societe
Generale, France) (b)(f)

New York Metro. Trans. Auth.      8,900                                 8,900
Bonds Series 983204,  3%,
tender 9/1/99 (Liquidity
Facility Citibank,  New York
NA) (f)(g)

New York Metro. Trans. Auth.      14,800                                14,800
Trans. Facilities Rev.
Series CP 1, 3.45% 1/13/00,
LOC ABN-AMRO Bank NV, CP

New York State Hsg. Fin.          2,745                                 2,745
Agcy. Rev. Participating
VRDN  Series PT 107, 3.32%
(Liquidity Facility Banco
Santander SA) (b)(f)

New York State Mtg. Agcy.
Participating VRDN:

Series 1997 J, 3.4%               12,000                                12,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (b)(e)(f)

Series FR/RI 24, 3.4%             2,595                                 2,595
(Liquidity Facility Bank of
New York NA) (b)(e)(f)

New York State Thruway Auth.      5,375                                 5,398
Hwy. & Bridge Trust Fund
Bonds Series B, 4% 4/1/00

                                                                        101,053

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW YORK & NEW JERSEY - 0.5%

Port Auth. of New York & New
Jersey Participating VRDN:

Series 6, 3.32% (Liquidity       $ 17,120                              $ 17,120
Facility Societe Generale,
France) (b)(e)(f)

Series SG 117, 3.32%              12,800                                12,800
(Liquidity Facility Societe
Generale, France) (b)(e)(f)

                                                                        29,920

NORTH CAROLINA - 0.3%

Buncombe County Ind.              2,910                                 2,910
Facilities & Poll. Cont.
Fin. Auth. Rev. (Gold Star
Coating) Series 1997, 3.4%,
LOC Comerica Bank, Detroit,
VRDN (b)(e)

Catawba County Ind.               5,000                                 5,000
Facilities & Poll. Cont.
Fin. Auth. (Kroehler
Furniture Proj.) Series
1998, 3.5%, LOC Nat'l. City
Bank, VRDN (b)(e)

Gaston County Ind. Poll Cont.     2,000                                 2,000
Fin. Auth. (Quality Metal
Products, Inc.) Series 1999,
3.4%, LOC Bank of America
NA, VRDN (b)(e)

Henderson County Ind.             4,050                                 4,050
Facilities & Poll. Cont.
Fin. Auth. Rev. (American
Coating Technologies) 3.4%,
LOC Bank of America NA, VRDN
(b)(e)

North Carolina Eastern Muni.      3,800                                 3,800
Pwr. Agcy. 3.45% 10/7/99,
LOC Canadian Imperial Bank
of Commerce, CP

Surry County Ind. Facilities      900                                   900
& Poll. Cont. Rev. (Intex
Corp.) 3.4%, LOC Bank of
America NA, VRDN (b)(e)

                                                                        18,660

NORTH DAKOTA - 0.2%

North Dakota Hsg. Fin. Agcy.      9,100                                 9,100
Rev. Bonds Series C, 3.2%
4/1/00 (e)

Oliver County Participating       3,950                                 3,950
VRDN Series 1998-12, 3.34%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(f)

                                                                        13,050

OHIO - 3.3%

American Muni. Pwr. BAN
(Cleveland Pub. Pwr.):

Series 1998, 3.85% 9/3/99         4,525                                 4,525

3.9% 9/1/00 (a)                   3,665                                 3,665

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Cincinnati Student Ln. Fdg.
Corp. Student Ln. Rev.:

Series 1998 A1, 3.35% (BPA       $ 6,000                               $ 6,000
Bank of America NA), VRDN
(b)(e)

Series 1998 A2, 3.35% (BPA        8,500                                 8,500
Bank of America NA), VRDN
(b)(e)

Clinton County Hosp. Rev.         14,580                                14,580
(Cap., Inc. Pooled Fing.
Prog.) Series 1998, 3.35%,
LOC Fifth Third Bank,
Cincinnati, VRDN (b)

Columbus Gen. Oblig. Bonds 4%     4,835                                 4,856
6/15/00

Delaware County Health Care       6,600                                 6,600
Facilities (Willow Brook
Christian Cmnty. Proj.)
3.34%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (b)

Geauga County Health Care         10,680                                10,680
Facilities Rev. (Heather
Hill Lifecare) 3.34%, LOC
Bank One, NA, VRDN (b)

Montgomery County                 3,800                                 3,800
Multi-family Hsg. Dev. Rev.
(Timber Creek Village Apts.)
Series 1998, 3.42%, LOC Key
Bank, NA, VRDN (b)(e)

Ohio Air Quality Dev. Auth.
Rev.:

Bonds Series 1988, 3.2%           2,600                                 2,600
tender 9/7/99, LOC Toronto
Dominion Bank, CP mode (e)

Poll. Cont. Rev. Bonds Series     7,500                                 7,500
1988, 3.2% tender 9/9/99,
LOC Toronto Dominion Bank,
CP mode (e)

Ohio Hsg. Fin. Agcy. Mtg.
Rev. Participating VRDN:

Series 1998 B, 3.39%              20,300                                20,300
(Liquidity Facility Bank of
America NA) (b)(e)(f)

Series 1999 Q, 3.39%              26,100                                26,100
(Liquidity Facility Bank of
America NA) (b)(f)

Series PT 241, 3.37%              24,080                                24,080
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

3.4% (Liquidity Facility Bank     6,230                                 6,230
of New York NA) (b)(e)(f)

Ohio Hsg. Fin. Agcy.
Multi-family Hsg. Rev.:

(Club at Spring Valley Apts.)     5,000                                 5,000
Series 1996 A, 3.3%, LOC Key
Bank, NA, VRDN (b)(e)

(Pedco Invt. Willowlakes          1,475                                 1,475
Apt.) Series A, 3.42%, LOC
Bank One, NA, VRDN (b)(e)

Ohio Hsg. Fin. Single Family      8,350                                 8,350
Mtg. Agcy. Participating
VRDN Series 1999, 3.4%
(Liquidity Facility
Commerzbank AG) (b)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Ohio Pub. Facilities
Commission Higher Ed. Cap.
Facilities Bonds Series II B:

4.5% 11/1/99                     $ 2,300                               $ 2,304

4.5% 6/1/00                       9,500                                 9,564

Ohio Spl. Oblig. Bonds
(Elementary & Secondary  Ed.
Cap. Facilities):

Series A, 4.5% 6/1/00             4,750                                 4,794

Series B, 4.55% 12/1/99           5,500                                 5,519

Ohio Wtr. Dev. Auth. Poll.        16,000                                16,000
Cont. Faclilties Rev. Bonds
(Cleveland Elec. Proj.)
Series 1988 A, 3.2% tender
9/9/99 (FGIC Insured), CP
mode

Richland County Ind. Dev.         1,000                                 1,000
Rev. (Sabin Robbins Paper
Co.) Series 1997, 3.4%, LOC
Fifth Third Bank,
Cincinnati, VRDN (b)(e)

Stark County Ind. Dev. Rev.:

(H-P Products, Inc. Proj.)        2,270                                 2,270
3.45%, LOC Key Bank, NA,
VRDN (b)(e)

(Kidd Dev. Proj.) 3.42%, LOC      1,500                                 1,500
Bank One, NA, VRDN (b)(e)

                                                                        207,792

OKLAHOMA - 1.0%

Guymon Util. Auth. Rev.           3,300                                 3,300
(Seaboard Proj.) Series
1995, 3.4%, LOC SunTrust
Bank of Atlanta, VRDN (b)(e)

Oklahoma Dev. Fin. Auth. Rev.     38,600                                38,600
(Hosp. Assoc. Pool Ln.
Prog.) Series 1999 A, 3.35%
(Liquidity Facility
Landesbank Hessen-Thuringen)
VRDN (b)

Oklahoma Hsg. Fin. Auth.:

Participating VRDN:

Series 1996 G, 3.37%              1,920                                 1,920
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(f)

Series 1999 A5, 3.45%             3,900                                 3,900
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

Series PT 104, 3.37%              3,270                                 3,270
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

Series PT 167, 3.37%              5,000                                 5,000
(Liquidity Facility Banque
Nationale de Paris) (b)(e)(f)

Single Family Mtg. Rev. Bonds     6,645                                 6,645
(Home Ownership Ln. Prog.)
Series 1998 C, 3.55%, tender
9/1/99 (FGIC Guaranteed) (e)

Tulsa Int'l. Arpt. Gen. Rev.      3,840                                 3,840
Participating VRDN Series
1997 B1, 3.44% (Liquidity
Facility Bank of America NA)
(b)(e)(f)

                                                                        66,475

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OREGON - 0.3%

Oregon Econ. Dev. Rev.:

(Behlen Manufacturing Co.        $ 3,600                               $ 3,600
Proj.) Series 172, 3.5%, LOC
Nat'l. Bank of Canada, VRDN
(b)(e)

(Cascade Steel) Series 176,       2,300                                 2,300
3.35%, LOC Commerzbank AG,
VRDN (b)(e)

Oregon Hsg. & Cmnty.
Services. Dept.:

Bonds Series I, 3.15%, tender     4,275                                 4,275
12/1/99 (e)

(Single Family Mtg. Proj.):

Series C, 3.15% 4/13/00           5,000                                 5,000

Series D, 3.2% 4/13/00 (e)        3,000                                 3,000

Portland Swr. Sys.                3,000                                 3,000
Participating VRDN Series A,
3.34% (Liquidity Facility
Morgan Stanley Dean Witter &
Co.) (b)(f)

                                                                        21,175

PENNSYLVANIA - 4.8%

Beaver County Ind. Dev. Auth.     19,800                                19,800
Participating VRDN  Series
953504, 3.31% (Liquidity
Facility Citibank,  New York
NA) (b)(f)

Berks County Ind. Dev. Auth.      2,800                                 2,800
Ind. Dev. Rev. (Continental
Assurance Co. Proj.) Series
82, 3.4% (Continental
Casualty Co. Guaranteed),
VRDN (b)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds:

(Panther Creek Partners Proj.):

Series 1990 A:

3.05% tender 9/10/99, LOC         1,800                                 1,800
Nat'l. Westminster Bank PLC,
CP mode (e)

3.3% tender 10/8/99, LOC          5,245                                 5,245
Nat'l. Westminster Bank PLC,
CP mode (e)

Series 1990 B, 3.2% tender        4,540                                 4,540
9/15/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Series 1992 A, 3.2% tender        5,000                                 5,000
9/14/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Crawford County Ind. Dev.         4,000                                 4,000
Auth. Rev. (Clear Lake
Lumber, Inc. Proj.) Series
1997, 3.4%, LOC PNC Bank NA,
VRDN (b)(e)

Dallastown Area School            4,300                                 4,300
District York County Series
1998, 3.32% (FGIC Insured)
(BPA FGIC-SPI), VRDN (b)

Dauphin County Gen. Auth.         14,400                                14,400
Rev. (School District Pooled
Fing. Prog.) 3.32% (AMBAC
Insured) (BPA Commerzbank
AG), VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Delaware County Ind. Dev.        $ 5,400                               $ 5,400
Auth. Bonds Series 1988 A,
3.15% tender 9/10/99 (FGIC
Insured) (Liquidity Facility
FGIC-SPI) CP mode

North Pennsylvania Wtr. Auth.     5,500                                 5,500
Wtr. Rev. Participating VRDN
Series SGA 30, 3.33%
(Liquidity Facility Societe
Generale, France) (b)(f)

Northampton County Ind. Dev.      1,900                                 1,900
Auth. Rev. (Binney & Smith,
Inc. Proj.) Series 1997 A,
3.4%, LOC First Nat'l. Bank,
Chicago, VRDN (b)(e)

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

(Alpha Carb Enterprises)          1,000                                 1,000
Series 1995 D1, 3.4%, LOC
PNC Bank NA, VRDN (b)(e)

Series 1995 A6, 3.4%, LOC PNC     1,600                                 1,600
Bank NA, VRDN (b)(e)

Series 1996 D5, 3.4%, LOC PNC     2,700                                 2,700
Bank NA, VRDN (b)(e)

Series 1997 B1, 3.4%, LOC PNC     1,600                                 1,600
Bank NA, VRDN (b)(e)

Series 1997 B6, 3.4%, LOC PNC     1,000                                 1,000
Bank NA, VRDN (b)(e)

Series 1997 B7, 3.4%, LOC PNC     800                                   800
Bank NA, VRDN (b)(e)

Series 1997 B8, 3.4%, LOC PNC     1,100                                 1,100
Bank NA, VRDN (b)(e)

Series 1997 B9, 3.4%, LOC PNC     1,200                                 1,200
Bank NA, VRDN (b)(e)

Pennsylvania Higher Ed.
Assistance Agcy. Student Ln.
Rev.:

Series 1988 B, 3.35%, LOC         24,600                                24,600
Student Ln. Marketing
Assoc., VRDN (b)(e)

Series 1988 C, 3.35%, LOC         9,000                                 9,000
Student Ln. Marketing
Assoc., VRDN (b)(e)

Series 1988 E, 3.35%, LOC         31,450                                31,450
Student Ln. Marketing
Assoc., VRDN (b)(e)

Series 1994 A, 3.35%, LOC         40,350                                40,350
Student Ln. Marketing
Assoc., VRDN (b)(e)

Series 1997 A, 3.3%, LOC          8,700                                 8,700
Student Ln. Marketing
Assoc., VRDN (b)(e)

Series 1999 A, 3.35% (AMBAC       22,500                                22,500
Insured) (BPA Cr. Swiss
First Boston, Inc.), VRDN
(b)(e)

3.35%, LOC Student Ln.            19,500                                19,500
Marketing Assoc., VRDN (b)(e)

Pennsylvania Higher Edl.          2,900                                 2,900
Facilities Auth. Council of
Independent Colleges & Univ.
Fin. Prog. Rev. Bonds
(Carlow College) Series 1997
B2, 2.95%, tender 11/1/99,
LOC PNC Bank NA

Pennsylvania Hsg. Fin. Agcy.      2,280                                 2,280
Participating VRDN Series PT
119B, 3.37% (Liquidity
Facility Cr. Swiss First
Boston, Inc.) (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Philadelphia Arpt. Rev.          $ 5,000                               $ 5,000
Participating VRDN Series SG
118, 3.37% (Liquidity
Facility Societe Generale,
France) (b)(e)(f)

Philadelphia Gen. Oblig. TRAN     17,200                                17,303
Series A 1999-2000,  4.25%
6/30/00

Philadelphia Hosp. & Higher       3,900                                 3,900
Ed. Facilities Auth. Health
Sys. Rev. Bonds (Jefferson
Health Sys. Proj.) Series
1999 B, 3.25%, tender 3/31/00

Philadelphia Ind. Dev. Arpt.      4,930                                 4,930
Rev. Participating VRDN
Series PT 221, 3.37%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

Philadelphia Ind. Dev. Rev.       5,900                                 5,900
(30th Street Station Proj.)
3.35% (MBIA Insured), VRDN
(b)(e)

Philadelphia Redev. Auth.         12,500                                12,500
Rev. (Southwork Plaza Proj.)
 Series 1997 A, 3.3%, LOC
PNC Bank NA, VRDN (b)(e)

Venango Ind. Dev. Auth.
Resouce Recovery Rev. Bonds
(Scrubgrass Proj.):

Series 1990 A, 3.55% tender       7,100                                 7,100
1/28/00, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

Series 1990 B, 3.2% tender        3,800                                 3,800
9/15/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (e)

                                                                        307,398

RHODE ISLAND - 0.3%

Rhode Island Hsg. & Mtg. Fin.
Corp. Participating VRDN:

Series 1997 R, 3.37%              6,260                                 6,260
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(f)

Series RI 30, 3.5% (Liquidity     8,075                                 8,075
Facility Bank of New York
NA) (b)(e)(f)

Rhode Island Ind. Facilities      1,900                                 1,900
Corp. Ind. Dev. Rev. (NFA
Corp. Proj.) 3.5%, LOC
BankBoston NA, VRDN (b)(e)

                                                                        16,235

SOUTH CAROLINA - 1.7%

Berkeley County Poll. Cont.       6,100                                 6,100
Facilities Rev. (Alumax,
Inc. Proj.) 3.34% (Alcoa,
Inc. Guaranteed), LOC Royal
Bank of Canada, VRDN (b)

Hilton Head Island BAN 3.2%       7,250                                 7,250
12/30/99

Lancaster County Ind. Dev.        2,500                                 2,500
Rev. (Synteen Technologies,
Inc. Proj.) Series 1997,
3.45%, LOC Bank of America
NA, VRDN (b)(e)

Orangeburg County Solid Waste     6,400                                 6,400
Disp. Facilities Rev.
Participating VRDN Series
1997 B, 3.45% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(f)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

South Carolina Jobs Econ.
Dev. Auth. Rev.:

(Chambers Richland Co.           $ 7,000                               $ 7,000
Landfill) Series 1997, 3.4%,
LOC SunTrust Bank of
Atlanta, VRDN (b)(e)

(Mohawk Ind., Inc.):

Series 1997 B, 3.45%, LOC         1,800                                 1,800
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

3.45%, LOC First Union Nat'l.     5,400                                 5,400
Bank, North Carolina, VRDN
(b)(e)

(Ring Missouri LP Proj.)          5,800                                 5,800
Series 1999, 3.4%, LOC
SunTrust Bank, Nashville NA,
VRDN (b)(e)

(TMC, Inc. Proj.) 3.44%, LOC      6,000                                 6,000
Southtrust Bank NA, VRDN
(b)(e)

(Turnils North America Proj.)     5,900                                 5,900
Series 1999, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (b)(e)

(Virtual Image Technology)        1,900                                 1,900
Series 1998, 3.45%, LOC Bank
of America NA, VRDN (b)(e)

(Wellman, Inc. Proj.) Series      1,100                                 1,100
1990, 3.1%, LOC Wachovia
Bank NA, VRDN (b)(e)

South Carolina Ports Auth.        5,000                                 5,000
Participating VRDN 3.45%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

South Carolina Pub. Svc.
Auth. Rev.:

3.3% 9/9/99, CP                   8,900                                 8,900

3.4% 9/13/99, CP                  20,864                                20,864

South Carolina Trans.
Infrastructure:

Bonds Series 1998 A, 4%           5,100                                 5,104
10/1/99 (MBIA Insured)

Participating VRDN Series         9,980                                 9,980
1998-75 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

                                                                        106,998

SOUTH DAKOTA - 0.3%

South Dakota Hsg. Dev. Auth.:

Bonds: Series 1998 I, 3.2%        12,300                                12,300
12/2/99 (e)

Series 1999 C, 3.2% 4/7/00 (e)    4,000                                 4,000

Series 1997 E, 3.5%, VRDN         2,705                                 2,705
(b)(e)

                                                                        19,005

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - 3.2%

Chattanooga Ind. Dev. Board
Ind. Rev.:

(Burner Systems Int'l., Inc.)    $ 2,000                               $ 2,000
3.4%, LOC Bank of America
NA, VRDN (b)(e)

(Chattanooga Bakery, Inc.)        3,200                                 3,200
3.4%, LOC SunTrust Bank,
Nashville NA, VRDN (b)(e)

Cookeville Ind. Dev. Board        200                                   200
Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) Series
1989 A, 3.4%, LOC PNC Bank
NA, VRDN (b)(e)

Cumberland County Ind. Dev.       1,200                                 1,200
Board Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) 3.4%,
LOC PNC Bank NA, VRDN (b)(e)

Dickson County Ind. Dev.          2,200                                 2,200
Board Ind. Dev. Rev.
(Tennessee Bun Co.) Series
1996, 3.4%, LOC PNC Bank NA,
VRDN (b)(e)

Fayetteville & Lincoln County     1,000                                 1,000
Ind. Dev. Rev. (V.A. W. of
America, Inc.) Series 1997,
3.45%, LOC Bank of America
NA, VRDN (b)(e)

Jackson Ind. Dev. Board Solid     3,000                                 3,000
Waste Disp. Rev. (Florida
Steel Corp. Proj.) Series
1995, 3.4%, LOC Bank of
America NA, VRDN (b)(e)

Knox County Health & Ed. Hsg.     40,200                                40,200
Facilities Board Rev. 3.35%
(Liquidity Facility
Landesbank
Hessen-Thuringen), VRDN (b)

Knox County Ind. Dev. Board       1,900                                 1,900
Ind. Dev. Rev. (Southern
Foundry Supply, Inc. Proj.)
3.4%, LOC SunTrust Bank,
Nashville NA, VRDN (b)(e)

McMinn County Ind. Dev. Board     12,800                                12,800
Solid Waste Disp. Fac. Rev.
(Bowater, Inc. Proj.) Series
1999, 3.35%, LOC Wachovia
Bank NA, VRDN (b)(e)

Memphis Gen. Oblig.               3,700                                 3,700
Participating VRDN Series
SGB 23, 3.34% (Liquidity
Facility Societe Generale,
France) (b)(f)

Memphis-Shelby County Arpt.
Auth. Arpt. Rev.:

Series 1996 A, 3.3%, LOC          800                                   800
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Series 1996 B2, 3.3%, LOC         6,000                                 6,000
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Series 1996 B1, 3.3%, LOC         27,700                                27,700
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Series 1996 B3, 3.3%, LOC         7,400                                 7,400
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Series 1996 B4, 3.3%, LOC         24,000                                24,000
First Union Nat'l. Bank,
North Carolina, VRDN (b)(e)

Memphis-Shelby County Ind.        4,300                                 4,300
Poll. Cont. Rev. (Birmingham
Steel) Series 1996, 3.4%,
LOC PNC Bank NA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Metro. Govt. of Nashville &      $ 4,100                               $ 4,100
Davidson County
Participating VRDN Series
SGA 11, 3.33% (Liquidity
Facility Societe Generale,
France) (b)(f)

Metro. Govt. of Nashville &       5,880                                 5,880
Davidson County Adventist
Health Sys. 3.3%, LOC
SunTrust Bank, Central FL
NA, VRDN (b)

Savannah Ind. Dev. Corp. Ind.     2,500                                 2,500
Dev. Rev. (Shiloh Foods
Proj.) 3.4%, LOC Bank of
America NA, VRDN (b)(e)

Selmer McNairy County Ind.        5,000                                 5,000
Dev. Board Rev. (United
Stainless Proj.) 3.4%, LOC
Bank of America NA, VRDN
(b)(e)

Shelby County Participating       14,125                                14,125
VRDN Series 964201 Class A,
3.31% (Liquidity Facility
Citibank, New York NA) (b)(f)

Signal Mountain Health Ed.        4,500                                 4,500
Health Facilities Bonds
(Alexian Village Proj.)
Series 1999, 3.3%, tender
2/29/00 (FSA Insured) (BPA
First Nat'l. Bank, Chicago)

South Pittsburg Ind. Dev.         1,600                                 1,600
Board Rev. (Lodge
Manufacturing Proj.) 3.4%,
LOC SunTrust Bank, Nashville
NA, VRDN (b)(e)

Sullivan County Ind. Dev.         2,800                                 2,800
Board Rev. Rfdg. (BC Realty
Proj.) Series 1995, 3.45%,
LOC First Tennessee Bank NA,
Memphis, VRDN (b)

Tennessee Hsg. Dev. Agcy.:

Participating VRDN:

Series PT 272, 3.37%              7,660                                 7,660
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

Series PT 59B, 3.37%              1,000                                 1,000
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

Bonds Series 1999 2C, 3.57%       9,100                                 9,100
8/15/00 (e)

Williamson County Ind. Dev.       2,000                                 2,000
Board Rev. (Telco, Inc.)
Series 1996, 3.45%, LOC Bank
of America NA, VRDN (b)(e)

                                                                        201,865

TEXAS - 16.8%

Austin Combined Util. Sys.
Rev. Series A:

3.05% 9/10/99, LOC Morgan         6,000                                 6,000
Guaranty Trust Co., NY, CP

3.15% 9/10/99, LOC Morgan         6,200                                 6,200
Guaranty Trust Co., NY, CP

3.2% 9/15/99, LOC Morgan          7,835                                 7,835
Guaranty Trust Co., NY, CP

Austin Gen. Oblig.                10,095                                10,095
Participating VRDN Series
99-2, 3.34% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (b)(f)

Austin Hsg. Fin. Corp.            1,600                                 1,600
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 3.4%, LOC Household
Fin. Corp., VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Bexar County Health              $ 2,800                               $ 2,800
Facilities Dev. Corp. Rev.
(Warm Springs Rehabilitation
Proj.) Series 1997, 3.35%,
LOC Chase Bank of Texas NA,
VRDN (b)

Brazos Hbr. Ind. Dev. Corp.       1,460                                 1,460
Poll. Cont. Rev. Bonds (Dow
Chemical Co. Proj.) Series
1986, 3.05% tender 9/10/99,
CP mode

Brazos River Auth. Poll.
Cont. Rev.:

Bonds:

Series 1994 A:

3.05% tender 9/8/99, LOC          10,970                                10,970
Canadian Imperial Bank of
Commerce, CP mode (e)

3.05% tender 9/10/99, LOC         6,000                                 6,000
Canadian Imperial Bank of
Commerce, CP mode (e)

3.6% tender 1/26/00, LOC          7,000                                 7,000
Canadian Imperial Bank of
Commerce, CP mode (e)

Rfdg.:

(Texas Utils. Elec. Co.           11,600                                11,600
Proj.) 3.35% (MBIA Insured),
VRDN (b)(e)

Series B, 3.45% tender            4,300                                 4,300
9/30/99, LOC Canadian
Imperial Bank of Commerce,
CP mode (e)

Brazos River Hbr. Navigation
District Bonds  (Dow
Chemical Co. Proj.):

Series 1988:

3.1% tender 9/8/99, CP mode       8,970                                 8,970
(e)

3.1% tender 9/16/99, CP mode      5,000                                 5,000
(e)

3.2% tender 9/13/99, CP mode      2,000                                 2,000
(e)

3.5% tender 1/20/00, CP mode      18,000                                18,000
(e)

3.5% tender 1/21/00, CP mode      2,200                                 2,200
(e)

Series 1991:

3.15% tender 9/15/99, CP mode     6,800                                 6,800

3.45% tender 10/13/99, CP mode    8,200                                 8,200

3.5% tender 9/1/99, CP mode       11,000                                11,000

Series 1992:

3.1% tender 9/8/99, CP mode       4,400                                 4,400
(e)

3.1% tender 9/16/99, CP mode      8,000                                 8,000
(e)

3.5% tender 1/20/00, CP mode      24,010                                24,010
(e)

Brownsville Ind. Dev. Corp.       1,500                                 1,500
Rev. Rfdg. (Rich-Seapak
Corp. Proj.) Series 1997,
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Brownsville Util. Sys. Rev.
Series A:

3.05% 9/10/99, LOC Toronto       $ 4,600                               $ 4,600
Dominion Bank, CP

3.55% 1/26/00, LOC Toronto        1,000                                 1,000
Dominion Bank, CP

Camp County Ind. Dev. Corp.       10,200                                10,200
Envir. Fac. Rev. (Pilgrim's
Pride Corp. Proj.) Series
1999, 3.35%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (b)(e)

Comal County Health
Facilities Dev. Rev.:

(McKenna Memorial Health          6,700                                 6,700
Sys.) 3.35%, LOC Chase Bank
of Texas NA, VRDN (b)

(McKenna Memorial Hosp.           5,000                                 5,000
Proj.) Series 1999, 3.35%,
LOC Chase Bank of Texas NA,
VRDN (b)

Dallas Area Rapid Transit         6,900                                 6,900
Sales Tax Rev. Series B,
3.25% 9/14/99, LOC
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Dallas Fort Worth Reg'l.
Arpt. Rev. Rfdg.
Participating VRDN:

Series SGB 5, 3.34%               13,310                                13,310
(Liquidity Facility Societe
Generale, France) (b)(f)

Series 954301 Class A, 3.31%      24,435                                24,435
(Liquidity Facility
Citibank, New York NA) (b)(f)

Dallas Wtr. & Swr. Sys. Rev.
Series B:

3.2% 9/10/99, CP                  5,000                                 5,000

3.25% 9/17/99, CP                 2,980                                 2,980

3.5% 10/28/99, CP                 8,496                                 8,496

De Soto Independent School        7,230                                 7,230
Dist. Participating VRDN
Series SGA 25, 3.33%
(Liquidity Facility Societe
Generale, France) (b)(f)

Denton Util. Sys. Rev. Rfdg.      7,230                                 7,230
Participating VRDN Series
SGA 32, 3.33% (Liquidity
Facility Societe Generale,
France) (b)(f)

El Paso Ind. Dev. Auth. Rev.      2,300                                 2,300
(Camden Wire Co., Inc.)
Series 1996, 3.5%, LOC Chase
Manhattan Bank of Delaware,
VRDN (b)(e)

El Paso Wtr. & Swr. Rev.          3,800                                 3,800
Series A, 3.45% 9/20/99, CP

Fort Worth Wtr. & Swr. Rev.       4,200                                 4,200
Series B, 3.35% 10/14/99, CP

Galveston Ind. Dev. Corp.         5,000                                 5,000
Rev. (Mitchell Interests)
3.4%, LOC Bank One, Texas
NA, VRDN (b)(e)

Georgetown Ind. Dev. Corp.        3,765                                 3,765
Rev. (Chatsworth Prods.,
Inc.) Series 1996, 3.42%,
LOC Bank One, Texas NA, VRDN
(b)(e)

Grand Prairie Ind. Dev. Auth.     610                                   610
Ind. Dev. Rev.
(Precision/API Ketema Proj.)
Series 1996, 3.45%, LOC HSBC
Bank USA, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Greater East Texas Higher Ed.
Auth. Student Ln. Rev.:

Bonds:

Series 1993 B, 3.25%, tender     $ 1,500                               $ 1,500
6/1/00, LOC Student Ln.
Marketing Assoc. (e)

Series 1995 A, 3.15%, tender      9,600                                 9,600
5/1/00, LOC Student Ln.
Marketing Assoc. (e)

Rfdg. Bonds:

Series 1992 A, 3.55%, tender      7,500                                 7,500
9/1/99, LOC Student Ln.
Marketing Assoc.

Series 1992 B, 3.6%, tender       7,500                                 7,500
9/1/99, LOC Student Ln.
Marketing Assoc. (e)

Greater Texas Student Ln.         7,200                                 7,200
Corp. Rev. Bonds Series 1998
A, 3%, tender 2/1/00, LOC
Student Ln. Marketing Assoc.
(e)

Gulf Coast Ind. Dev. Auth.:

(Mueller Flow Tech., Inc.         5,000                                 5,000
Proj.) Series 1997, 3.5%,
LOC Bank One NA, Michigan,
VRDN (b)(e)

(S&S X Ray Prod., Inc. Proj.)     4,250                                 4,250
Series 1999, 3.45%, LOC
Chase Bank of Texas NA, VRDN
(b)(e)

Gulf Coast Ind. Dev. Auth.        1,300                                 1,300
Envir. Facilities Rev.
(Citgo Petroleum Corp.
Proj.) Series 1999, 3.1%,
LOC Banque Nationale de
Paris, VRDN (b)(e)

Gulf Coast Waste Disp. Auth.
Poll. Cont. & Solid Waste
Disp. Rev.:

Bonds (Amoco Oil Co. Proj.)       4,600                                 4,600
Series 1991, 3.15%, tender
10/1/99 (e)

(Amoco Oil Co. Proj.):

Series 1996, 3.05%, VRDN          10,000                                10,000
(b)(e)

3.05%, VRDN (b)(e)                15,700                                15,700

Series 1995, 3.05% (Amoco Co.     2,000                                 2,000
Guaranteed), VRDN (b)(e)

Harlingen Ind. Dev. Auth.         6,000                                 6,000
Ind. Dev. Rev. (Gibbs-Texas
Die Casting) 3.5%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Harris County Gen. Oblig.:

Series A:

3.4% 10/8/99, CP                  2,574                                 2,574

3.5% 9/2/99, CP                   3,833                                 3,833

Series C, 3.55% 1/31/00, CP       2,812                                 2,812

Harris County Health              14,200                                14,200
Facilities Dev. (Texas Med.
Ctr. Proj.) Series 1999 B,
3.35% (FSA Insured), VRDN (b)

Harris County Health              4,000                                 4,000
Facilities Dev. Corp. Hosp.
Rev. (Methodist Hosp.)
Series 1994, 3% (BPA Morgan
Guaranty Trust Co., NY),
VRDN (b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Houston Arpt. Sys. Rev.          $ 4,000                               $ 4,000
Participating VRDN Series
PA-503, 3.37% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)

Houston Wtr. & Swr. Sys. Rev.:

Participating VRDN:

Series 1999, 3.4% (Liquidity      7,350                                 7,350
Facility Bank of New York
NA) (b)(f)

Series FR/RI 5, 3.4%              7,495                                 7,495
(Liquidity Facility Bank of
New York NA) (b)(f)

Series A, 3.15% 9/1/99, CP        29,700                                29,700

Hurst Euless Bedford              5,270                                 5,270
Independent School District
Rfdg. Participating VRDN
Series SG 98, 3.32%
(Liquidity Facility Societe
Generale, France) (b)(f)

Lower Colorado River Auth.        12,700                                12,700
Rev. 3.45% 10/29/99, CP

Matagorda County Navigation
District #1 Participating
VRDN:

Series 1989 D, 3.37%              5,080                                 5,080
(Liquidity Facility Caisse
des Depots et Consignations)
(b)(e)(f)

Series PT 214, 3.37%              11,495                                11,495
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

McKinney Ind. Dev. Board Ind.     8,500                                 8,500
Dev. Rev. (Delta Daily Food,
Inc. Proj.) Series 1994,
3.4%, LOC RaboBank Nederland
Coop. Central, VRDN (b)(e)

Mineral Wells Ind. Dev. Corp.     5,100                                 5,100
Rev. (Electronic
Interconnects) Series 1997,
3.45%, LOC HSBC Bank USA,
VRDN (b)(e)

North Central Texas Health
Facilities Dev. Corp. Rev.
Bonds (Dallas Methodist
Hosp.) Series 1998:

3.55% tender 1/25/00 (AMBAC       15,000                                15,000
Insured) (Liquidity Facility
RaboBank Nederland Coop.
Central) CP mode

3.55% tender 1/31/00 (AMBAC       9,900                                 9,900
Insured) (Liquidity Facility
RaboBank Nederland Coop.
Central) CP mode

3.6% tender 10/13/99 (AMBAC       5,800                                 5,800
Insured) (Liquidity Facility
RaboBank Nederland Coop.
Central) CP mode

North Texas Higher Ed. Auth.
Student Ln. Rev.:

Rfdg. Series 1990, 3.35%, LOC     5,900                                 5,900
Student Ln. Marketing
Assoc., VRDN (b)(e)

Series 1991 C, 3.35% (AMBAC       10,200                                10,200
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(b)(e)

Series 1991 F, 3.35% (AMBAC       7,600                                 7,600
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(b)(e)

Series 1993 A, 3.35%, LOC         20,000                                20,000
Student Ln. Marketing
Assoc., VRDN (b)(e)

Series A, 3.35% (AMBAC            7,400                                 7,400
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

North Texas Higher Ed. Auth.
Student Ln. Rev.: - continued

Series C, 3.35% (AMBAC           $ 11,900                              $ 11,900
Insured) (BPA Student Ln.
Marketing Assoc.), VRDN
(b)(e)

Plano Health Facilities Dev.      9,100                                 9,100
Corp. Hosp. Rev. Bonds
(Childrens & Presbyterian
Health Care Ctr.) 3.55%
tender 2/24/00 (MBIA
Insured) (BPA Chase Bank of
Texas NA), CP mode

Port Corpus Christi Ind. Dev.     25,000                                25,000
Corp. (Coastal Refining &
Marketing Proj.) Series
1997, 3.35%, LOC Banque
Nationale de Paris, VRDN
(b)(e)

Port Corpus Christi Ind. Dev.     4,900                                 4,900
Corp. Solid Waste Disp. Rev.
(Coastal Refining &
Marketing Proj.) 3.35%, LOC
Banque Nationale de Paris,
VRDN (b)(e)

Sabine River Auth. Poll.
Cont. Rev.:

(Texas Utils. Elec. Co.           4,500                                 4,500
Proj.) Series 1996 B, 2.95%
(AMBAC Insured) (BPA Bank of
New York NA), VRDN (b)(e)

Rfdg. (Texas Utils. Elec. Co.     45,125                                45,125
Proj.) Series 1997 A, 3.3%
(MBIA Insured), LOC Morgan
Guaranty Trust Co., NY, VRDN
(b)(e)

San Antonio Elec. & Gas Rev.:

Bonds 5.25% 2/1/00                4,750                                 4,791

Participating VRDN:

Series 1998 77, 3.34%             1,965                                 1,965
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(b)(f)

Series SG 101, 3.32%              15,625                                15,625
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SG 105, 3.32%              17,080                                17,080
(Liquidity Facility Societe
Generale, France) (b)(f)

Rfdg. Participating VRDN          11,725                                11,725
Series SG 104, 3.32%
(Liquidity Facility Societe
Generale, France) (b)(f)

Series A:

3.5% 9/9/99, CP                   3,200                                 3,200

3.5% 10/7/99, CP                  7,300                                 7,300

San Antonio Hotel Occupancy       4,150                                 4,150
Tax Rev. Participating VRDN
Series SG 51, 3.32%
(Liquidity Facility Societe
Generale, France) (b)(f)

San Antonio Ind. Dev. Auth.       2,300                                 2,300
Ind. Dev. Rev. (LGC Bldg. &
KLN Steel Proj.) Series
1998, 3.45%, LOC Bank of
America NA, VRDN (b)(e)

San Antonio Wtr. Rev. 3.4%        7,100                                 7,100
10/8/99, CP

San Marcos Ind. Dev. Corp.        3,000                                 3,000
Ind. Dev. Rev. (Butler
Manufacturing Co.) Series
1995, 3.4%, LOC Bank of
America NA, VRDN (b)(e)

Socorro Independent School        6,120                                 6,120
District Variable Rate TRAN
4.092% 8/31/00 (b)(g)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Terrell Ind. Dev. Auth. Ind.     $ 5,000                               $ 5,000
Dev. Rev. (Consolidated
Sys.) 3.35%, LOC Wachovia
Bank NA, VRDN (b)(e)

Texas Dept. Hsg. & Cmnty.         1,520                                 1,520
Affairs Mtg. Rev.
Participating VRDN Series PT
9, 3.32% (Liquidity Facility
Merrill Lynch & Co., Inc.)
(b)(f)

Texas Dept. Hsg. & Cmnty.         4,225                                 4,225
Affairs Single Family Mtg.
Participating VRDN Series PT
93, 3.32% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(f)

Texas Gen. Oblig.:

Bonds Series 479 R, 3.7%,         7,600                                 7,600
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.) (e)(f)(g)

TRAN Series 1999 A, 4.5%          210,000                               211,619
8/31/00

Texas Pub. Fin. Auth. Rev.:

Series 93 A:

3.2% 9/15/99, CP                  5,000                                 5,000

3.55% 1/31/00, CP                 3,200                                 3,200

Series B:

3.55% 1/25/00, CP                 13,000                                13,000

3.55% 1/28/00, CP                 3,100                                 3,100

Texas Wtr. Dev. Board Rev.        5,600                                 5,600
Participating VRDN Series
SGA 23, 3.33% (Liquidity
Facility Societe Generale,
France) (b)(f)

Trinity River Auth. Poll.         1,000                                 1,000
Cont. Rev. (Texas Util.
Elec. Co. Proj.) Series 1997
A, 3.3% (MBIA Insured), VRDN
(b)(e)

Univ. of Texas Permanent          5,500                                 5,500
Univ. Fund Bonds Series A,
3.2% tender 1/21/00, CP mode

Univ. of Texas Rev. Fing.
Sys. Series A:

3.05% 9/9/99, CP                  4,992                                 4,992

3.2% 9/7/99, CP                   9,200                                 9,200

3.35% 10/13/99, CP                5,400                                 5,400

3.5% 10/28/99, CP                 7,700                                 7,700

3.55% 1/31/00, CP                 5,000                                 5,000

                                                                        1,070,292

UTAH - 2.5%

Emery County Poll. Cont. Rev.     2,300                                 2,300
Rfdg. (Pacificorp. Proj.)
Series 1994, 3% (AMBAC
Insured) (BPA Bank of Nova
Scotia), VRDN (b)

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Series 1997 B1, 3.5% 1/28/00,     9,300                                 9,300
CP

Series 1997 B2:

3.05% 9/14/99, CP                 5,000                                 5,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

UTAH - CONTINUED

Intermountain Pwr. Agcy. Pwr.
Supply Rev.: - continued

Series 1997 B2: - continued

3.1% 9/16/99, CP                 $ 6,000                               $ 6,000

3.2% 9/15/99, CP                  4,900                                 4,900

3.4% 10/12/99, CP                 6,600                                 6,600

3.45% 1/27/00, CP                 5,500                                 5,500

Series 1997 B3, 3.1% 9/10/99,     9,800                                 9,800
CP

Series 1998 B4:

3.05% 9/8/99, CP                  11,000                                11,000

3.35% 9/10/99, CP                 14,500                                14,500

Series 1998 B5:

3.05% 9/9/99, CP                  2,900                                 2,900

3.4% 10/12/99, CP                 4,400                                 4,400

3.45% 1/27/00, CP                 5,000                                 5,000

3.55% 1/31/00, CP                 12,000                                12,000

Salt Lake County TRAN 4%          11,600                                11,620
12/29/99

Toole City Ind. Dev. Rev.         1,270                                 1,270
(Nelson & Sons Proj. )
Series 1997, 3.45%, LOC Key
Bank, NA, VRDN (b)(e)

Utah Board of Regents Student
Ln. Rev.:

Series 1996 Q, 3.35% (AMBAC       20,500                                20,500
Insured) (BPA Barclays Bank
PLC), VRDN (b)(e)

3.35% (AMBAC Insured) (BPA        13,100                                13,100
Barclays Bank PLC), VRDN
(b)(e)

Utah Gen. Oblig.                  11,000                                11,000
Participating VRDN Series
135, 3.31% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (b)(f)

Utah Hsg. Fin. Agcy.              205                                   205
Participating VRDN Series PT
84B, 3.37% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(e)(f)

                                                                        156,895

VERMONT - 0.2%

Vermont Econ. Dev. Auth. Ind.     1,990                                 1,990
Dev. Rev. (Huber and Suhner
Proj.) 3.45%, LOC Key Bank,
NA, VRDN (b)(e)

Vermont Edl. & Health Bldg.       5,600                                 5,600
Fin. Agcy. Rev. Bonds
(Middlebury College Proj.)
3.15%, tender 5/1/00

Vermont Hsg. Fin. Agcy. Bonds     4,250                                 4,250
Series 10 C, 3.15% 4/28/00
(FSA Insured) (e)

                                                                        11,840

VIRGINIA - 2.4%

Amelia County Ind. Dev. Auth.     4,400                                 4,400
Exempt Facilities Rev.
(Chambers Waste Sys. Proj.)
Series 1991, 3.35%, LOC
Morgan Guaranty Trust Co.,
NY, VRDN (b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Botetourt County Ind. Dev.       $ 1,000                               $ 1,000
Auth. Ind. Dev. Rev.
(Virginia Forge Co. Proj.)
Series 1996, 3.4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

Chesapeake Ind. Dev. Auth.        5,500                                 5,500
Poll. Cont. Rev. (Branch
Group Proj.) Series 1999,
3.4%, LOC Bank of America
NA, VRDN (b)(e)

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.):

Series 1987 A, 3.45% tender       3,400                                 3,400
10/7/99, CP mode

Series 1987 C, 3.45% tender       10,800                                10,800
10/6/99, CP mode

Series B:

3.2% tender 9/15/99, CP mode      3,000                                 3,000

3.45% tender 10/29/99, CP mode    3,000                                 3,000

Dinwiddie County Ind. Dev.        8,900                                 8,900
Auth. Rev. (Chaparral Steel
Proj.) Series 1998 A, 3.1%,
LOC Bank of America NA, VRDN
(b)(e)

Frederick County Ind. Dev.        3,745                                 3,745
Auth. Rev. (Nat'l. Wildlife
Federation Proj.) Series
1996, 3.4%, LOC Bank of
America NA, VRDN (b)(e)

Greensville County Ind. Dev.      1,025                                 1,025
Auth. Rev. (Beach Mold &
Tool Virginia, Inc.) 3.5%,
LOC Bank One, Kentucky NA,
VRDN (b)(e)

Halifax County Ind. Dev.          4,900                                 4,900
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1992, 3.45%
tender 10/7/99, CP mode (e)

Louisa Ind. Dev. Auth. Poll.
Cont. Rev. Bonds (Virginia
Elec. Pwr. Co. Proj.):

Series 1985:

3.05% tender 9/10/99, CP mode     4,425                                 4,425

3.05% tender 9/16/99, CP mode     2,975                                 2,975

3.2% tender 9/15/99, CP mode      6,800                                 6,800

Series 1987, 3.4% tender          6,400                                 6,400
10/12/99, CP mode

Mecklenburg County Ind. Dev.      850                                   850
Auth. Rev. (American Bldg.
Co. Proj.) 3.45%, LOC
Canadian Imperial Bank of
Commerce, VRDN (b)(e)

Norfolk Arpt. Auth. Series B,     17,320                                17,320
3.45% 3/7/00, LOC First
Union Nat'l. Bank, North
Carolina, CP (e)

Peninsula Ports Auth. Port
Facilities Rev. Bonds (CSX
Trans. Proj.) Series 1992:

3.1% tender 9/10/99, LOC Bank     6,450                                 6,450
of Nova Scotia, CP mode

3.4% tender 10/12/99, LOC         2,150                                 2,150
Bank of Nova Scotia,  CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Prince William County Ind.
Dev. Auth. Poll. Cont. Rev.
Bonds (Virginia Elec. Pwr.
Co. Proj.):

3.45% tender 10/6/99, CP mode    $ 3,000                               $ 3,000

3.45% tender 10/7/99, CP mode     1,400                                 1,400

Virginia College Bldg. Auth.      4,945                                 4,951
Edl. Facilities Rev. Bonds
(21st Century College Prog.)
3.5% 2/1/00

Virginia Hsg. Dev. Auth.          18,925                                18,925
Participating VRDN Series RI
A2, 3.35% (Liquidity
Facility Commerzbank AG)
(b)(e)(f)

Virginia Trans. Board Trans.      6,000                                 6,000
Contract Rev. Participating
VRDN RI 99-A6, 3.35%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(f)

York County Ind. Dev. Auth.       4,000                                 4,000
Ind. Dev. Rev. (Philip
Morris Co. Proj.) Series
1991, 3.3%, VRDN (b)

York County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 85:

3.4% tender 10/12/99, CP mode     5,200                                 5,200

3.45% tender 10/6/99, CP mode     12,000                                12,000

                                                                        152,516

WASHINGTON - 3.6%

Chelan County Pub. Util.          5,705                                 5,705
District #1 Rev. Bonds
(Chelan Hydro Consolidated)
Series PA 197, 3.75%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(e)(f)(g)

Kent Gen. Oblig.                  5,070                                 5,070
Participating VRDN Series
SGA 27, 3.33% (Liquidity
Facility Societe Generale,
France) (b)(f)

King County Pub. Hosp.            5,940                                 5,940
District #1 Rev. Rfdg.
Participating VRDN Series PT
170, 3.36% (Liquidity
Facility Banco Santander SA)
(b)(f)

Klickitat County Pub. Corp.       6,900                                 6,900
Ind. Dev. Rev. (Rabanco
Reg'l. Landfill Proj.)
Series 1990, 3.35%, LOC Bank
of America NA, VRDN (b)(e)

Pierce County Econ. Dev.          2,770                                 2,770
Corp. Rev. (Pacific LLC
Proj.) 3.4%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(b)(e)

Port of Seattle Gen. Oblig.:

Series A:

3.1% 9/10/99, LOC Bank of         4,435                                 4,435
America NA, CP

3.35% 10/13/99, LOC Bank of       3,190                                 3,190
America NA, CP

Series B:

3.2% 9/10/99, LOC Bank of         5,000                                 5,000
America NA, CP (e)

3.35% 10/12/99, LOC Bank of       10,625                                10,625
America NA, CP (e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Port of Seattle Gen. Oblig.:
- continued

Series B: - continued

3.45% 10/6/99, LOC Bank of       $ 12,905                              $ 12,905
America NA, CP (e)

3.45% 10/7/99, LOC Bank of        5,340                                 5,340
America NA, CP (e)

Port Skagit County Ind. Dev.      8,500                                 8,500
Corp. Rev. (Etera Proj.)
Series 1998, 3.4%, LOC Bank
of America NA, VRDN (b)(e)

Snohomish Pub. Hosp. District     8,400                                 8,400
#2 Rfdg. (Stevens Heath Care
Proj.) Series 1999, 3.4%,
LOC Bank of America NA, VRDN
(b)

Spokane County School             5,805                                 5,838
District #81 Rfdg. 5.5%
12/1/99

Washington Econ. Dev. Fin.
Auth. Rev.:

(Ferry Brothers, Inc. Proj.)      4,900                                 4,900
3.3%, LOC Key Bank, NA, VRDN
(b)(e)

(Hunter Douglas Proj.) Series     2,200                                 2,200
1997 A, 3.4%, LOC ABN-AMRO
Bank NV, VRDN (b)(e)

Washington Gen. Oblig.:

Bonds:

Series 96C4708, 3%, tender        13,900                                13,900
9/1/99 (Liquidity Facility
Citibank, New York NA) (f)(g)

Series 984702, 3%, tender         12,200                                12,200
9/1/99 (Liquidity Facility
Citibank, New York NA) (f)

Series R 93B, 4.5% 10/1/99        19,400                                19,422

Participating VRDN:

Series 1993 B Class A, 3.31%      13,300                                13,300
(Liquidity Facility
Citibank, New York NA) (b)(f)

Series SG 37, 3.32%               5,580                                 5,580
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGA 35, 3.33%              12,500                                12,500
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGA 36, 3.33%              11,000                                11,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGB 11, 3.34%              6,200                                 6,200
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGB 13, 3.34%              10,000                                10,000
(Liquidity Facility Societe
Generale, France) (b)(f)

Series SGB 9, 3.34%               4,100                                 4,100
(Liquidity Facility Societe
Generale, France) (b)(f)

Washington Health Care            5,000                                 5,000
Facilities Auth. Rev. (Fred
Hutchinson Cancer Ctr.)
Series 96, 3.1%, LOC Morgan
Guaranty Trust Co., NY, VRDN
(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Washington Hsg. Fin. Auth.       $ 6,985                               $ 6,985
Participating VRDN Series
1997 D, 3.45% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(b)(e)(f)

Washington Hsg. Fin.
Commission Multi-family Hsg.
Rev.:

(Eaglepointe Apts.) Series        2,840                                 2,840
1996 A, 3.35% (FSA Insured),
LOC Wells Fargo Bank NA, San
Francisco, VRDN (b)(e)

(Winterhill Apt. Proj.)           4,300                                 4,300
Series 1996 A, 3.35% (FSA
Insured), LOC Wells Fargo
Bank NA, San Francisco, VRDN
(b)(e)

Washington Hsg. Fin.              2,895                                 2,895
Commission Single Family
Mtg. Rev. Participating VRDN
Series PT 86, 3.37%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (b)(e)(f)

                                                                        227,940

WEST VIRGINIA - 1.8%

Grant County Poll. Cont. Rev.     6,700                                 6,700
Bonds (Virginia Elec. Pwr.
Co. Proj.) Series 1994, 3.2%
tender 9/9/99, CP mode

Grant County Solid Waste
Disp. Rev. Bonds (Virginia
Elec.  Pwr. Co. Proj.)
Series 1996:

3.35% tender 10/14/99, CP         6,900                                 6,900
mode (e)

3.45% tender 10/14/99, CP         11,100                                11,100
mode (e)

Marion County Solid Waste
Disp. Rev. (Grant Town
Cogeneration Proj.):

Series 1990 A, 3.4%, LOC          33,500                                33,500
Nat'l. Westminster Bank PLC,
VRDN (b)(e)

Series 1990 B, 3.35%, LOC         10,985                                10,985
Nat'l. Westminster Bank PLC,
VRDN (b)(e)

Series 1990 C, 3.35%, LOC         3,400                                 3,400
Nat'l. Westminster Bank PLC,
VRDN (b)(e)

Series 1990 D, 3.35%, LOC         14,500                                14,500
Nat'l. Westminster Bank PLC,
VRDN (b)(e)

West Virginia Pub. Energy
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.):

3.05% tender 9/10/99, LOC UBS     4,000                                 4,000
AG, CP mode (e)

3.1% tender 9/16/99, LOC UBS      9,500                                 9,500
AG, CP mode (e)

3.35% tender 10/12/99, LOC        8,500                                 8,500
UBS AG, CP mode (e)

3.4% tender 9/20/99, LOC UBS      5,000                                 5,000
AG, CP mode (e)

                                                                        114,085

WISCONSIN - 1.8%

Janesville School District        3,200                                 3,201
TRAN 3.5% 9/30/99

Kettle Moraine School             5,000                                 5,000
District TRAN 3.9% 9/1/99

Menomonee Falls School            3,325                                 3,332
District BAN 4.1% 11/24/99

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WISCONSIN - CONTINUED

Merrill Ind. Dev. Rev. (C&H      $ 5,270                               $ 5,270
Packaging Co., Inc. Proj.)
Series 1996, 3.45%, LOC
Firstar Bank, Milwaukee NA,
VRDN (b)(e)

Milwaukee Gen. Oblig. RAN         8,500                                 8,511
Series 1999 A, 3.5% 2/24/00

Monona Grove Sch. District        6,465                                 6,492
BAN 4.5% 8/1/00

Oak Creek Ind. Dev. Rev.          2,000                                 2,000
(Outlook Packaging, Inc.)
3.4%, LOC Bank of America
NA, VRDN (b)(e)

Platteville Ind. Dev. Rev.        1,450                                 1,450
(Woodward Communications
Proj.) 3.4%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (b)(e)

Prentice Village Ind. Dev.        2,000                                 2,000
Rev. (Blount Proj.) Series
1994, 3.45%, LOC Bank of
America NA, VRDN (b)(e)

Racine Ind. Dev. Rev.             1,525                                 1,525
(Burlington Graphic Sys.)
Series 1994, 3.42%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (b)(e)

River Falls Ind. Dev. Rev.        2,290                                 2,290
(Quadion Corp. Proj.) 3.55%,
LOC US Bank NA Minnesota,
VRDN (b)(e)

Stevens Point School District     5,075                                 5,077
TRAN 3.5% 10/15/99

Sturgeon Bay Ind. Dev. Rev.       1,600                                 1,600
(Marine Travelift Proj.)
Series 1996, 3.45%, LOC
Firstar Bank, Milwaukee NA,
VRDN (b)(e)

Sturtevant Ind. Dev. Rev.         1,860                                 1,860
(Quadra, Inc. Proj.) 3.42%,
LOC Bank One, Wisconsin,
VRDN (b)(e)

Sun Prairie Ind. Rev.             6,600                                 6,600
(Flambeau Corp. Proj.)
Series 1995, 3.45%, LOC
Firstar Bank, Milwaukee NA,
VRDN (b)(e)

Wausau School District TRAN       4,400                                 4,401
3.75% 9/22/99

Wisconsin Gen. Oblig.:

Ctfs. of Prtn. Series A, 3.5%     5,455                                 5,455
9/1/99

Series 1998 B, 3.55% 1/31/00,     13,782                                13,782
CP

Wisconsin Hsg. & Econ. Dev.
Auth. Participating VRDN:

Series PT 207, 3.37%              12,470                                12,470
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (b)(e)(f)

Series 94C4903, 3.36%             8,710                                 8,710
(Liquidity Facility
Citibank,  New York NA)
(b)(e)(f)

Wisconsin Trans. Rev. Series      10,846                                10,846
1997, 3.35% 10/13/99, CP

                                                                        111,872

WYOMING - 0.8%

Laramie County Ind. Dev. Rev.
(Cheyenne Lt. Fuel & Pwr.):

3.4% (AMBAC Insured), VRDN        5,000                                 5,000
(b)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WYOMING - CONTINUED

Laramie County Ind. Dev. Rev.
(Cheyenne Lt. Fuel & Pwr.):
- continued

3.4% (AMBAC Insured), VRDN       $ 3,500                               $ 3,500
(b)(e)

Lincoln County Poll. Cont.
Rev.:

Bonds (Pacificorp Proj.)          3,300                                 3,300
Series 1991, 3.45% tender
10/22/99, LOC UBS AG, CP mode

(Exxon Corp.) Series 1987 A,      5,550                                 5,550
2.9%, VRDN (b)(e)

Series 1997 B, 2.9%, VRDN         2,000                                 2,000
(b)(e)

Sublette County Poll. Cont.       9,650                                 9,650
Rev. (Exxon Corp.) Series
1987 A, 2.8%, VRDN (b)(e)

Wyoming Cmnty. Dev. Auth.         2,790                                 2,790
Participating VRDN Series PT
112, 3.32% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (b)(f)

Wyoming Gen. Fund TRAN 4%         17,200                                17,287
6/27/00

                                                                        49,077

NON STATE SPECIFIC - 0.3%

Clipper Tax-Exempt Trust          2,405                                 2,405
Participating VRDN Series
1995 1, Class A, 3.44%
(Liquidity Facility State
Street Bank & Trust Co.)
(b)(e)(f)

Stephens Equity Trust II          19,081                                19,081
Participating VRDN Series
1996, 3.45%, LOC Republic
Nat'l. Bank, New York (b)(f)

                                                                        21,486

                                 SHARES

OTHER - 4.5%

Municipal Central Cash Fund,      289,545,000                           289,545
3.30% (c)(d)

TOTAL INVESTMENT IN                                                 $ 6,371,687
SECURITIES - 100%

Total Cost for Income Tax Purposes                                  $ 6,371,687


SECURITY TYPE ABBREVIATIONS

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) Security purchased on a delayed delivery or when-issued basis.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(d) The rate quoted is the annualized seven-day yield of the fund at period end.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

SECURITY                       ACQUISITION DATE  COST (000S)

Chelan County Pub. Util.       8/24/99           $ 5,705
District #1 Rev. Bonds
(Chelan Hydro Consolidated)
Series PA 197, 3.75%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)

Harvard Univ. Bonds Series 96  9/1/98 - 11/2/98  $ 22,975
Class A, 3%, tender 9/1/99
(Liquidity Facility
Citibank, New York NA)

Idaho Hsg. & Fin. Assoc.       8/24/99           $ 3,005
Bonds: Series PA 145, 3.75%,
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.)

Series PT 1152, 3.75%, tender  8/24/99           $ 5,335
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)

Nevada Muni. Bonds Series      3/1/99            $ 21,230
962801 Class A, 3%, tender
9/1/99 (Liquidity Facility
Citibank, New York NA)

New York Metro. Trans. Auth.   3/1/99            $ 8,900
Bonds Series 983204, 3%,
tender 9/1/99 (Liquidity
Facility Citibank,  New York
NA)

Socorro Independent School     8/25/99           $ 6,120
District Variable Rate TRAN
4.092% 8/31/00

Texas Gen. Oblig. Bonds        7/1/99            $ 7,600
Series 479 R, 3.7%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)

Washington Gen. Oblig. Bonds   3/1/99            $ 13,900
Series 96C4708, 3%, tender
9/1/99 (Liquidity Facility
Citibank,  New York NA)

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $490,000, all of which will expire on August 31, 2004.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                     AUGUST 31, 1999

ASSETS

Investment in securities, at              $ 6,371,687
value -  See accompanying
schedule

Cash                                       915

Receivable for investments                 73,924
sold

Receivable for fund shares                 104,507
sold

Interest receivable                        36,596

Prepaid expenses                           80

 TOTAL ASSETS                              6,587,709

LIABILITIES

Payable for investments        $ 213,588
purchased Regular delivery

 Delayed delivery               3,665

Payable for fund shares         54,151
redeemed

Distributions payable           277

Accrued management fee          1,444

Other payables and accrued      1,341
expenses

 TOTAL LIABILITIES                         274,466

NET ASSETS                                $ 6,313,243

Net Assets consist of:

Paid in capital                           $ 6,313,842

Accumulated net realized gain              (599)
(loss) on investments

NET ASSETS, for 6,313,834                 $ 6,313,243
shares outstanding

NET ASSET VALUE, offering                  $1.00
price and redemption price
per share ($6,313,243
(divided by) 6,313,834
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS         YEAR
                             ENDED AUGUST 31, 1999

INTEREST INCOME                          $ 187,506

EXPENSES

Management fee                 $ 16,161

Transfer agent fees             9,338

Accounting fees and expenses    581

Non-interested trustees'        19
compensation

Custodian fees and expenses     269

Registration fees               592

Audit                           46

Legal                           20

Miscellaneous                   169

 Total expenses before          27,195
reductions

 Expense reductions             (32)      27,163

NET INTEREST INCOME                       160,343

Realized and Unrealized Gain              (99)
(Loss)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                (1)
unrealized gain from
accretion  of discount

NET REALIZED GAIN (LOSS) ON               (100)
INVESTMENTS

NET INCREASE IN NET ASSETS               $ 160,243
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED AUGUST 31, 1999  TEN MONTHS ENDED AUGUST 31,  YEAR ENDED OCTOBER 31, 1997
                                                             1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 160,343                   $ 123,518                    $ 128,205

 Net realized gain (loss)         (99)                        (7)                          149

 Increase (decrease) in net       (1)                         -                            1
unrealized   gain from
accretion of discount

 NET INCREASE (DECREASE) IN       160,243                     123,511                      128,355
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (160,343)                   (123,518)                    (128,205)
from net interest income

Share transactions at net         23,601,542                  14,582,628                   13,444,798
asset value of $1.00 per
share  Proceeds from sales
of shares

 Reinvestment of                  155,567                     119,242                      123,338
distributions from   net
interest income

 Cost of shares redeemed          (22,512,547)                (13,765,101)                 (13,110,599)

 NET INCREASE (DECREASE) IN       1,244,562                   936,769                      457,537
NET ASSETS  AND SHARES
RESULTING FROM  SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       1,244,462                   936,762                      457,687
IN    NET ASSETS

NET ASSETS

 Beginning of period              5,068,781                   4,132,019                    3,674,332

 End of period                   $ 6,313,243                 $ 5,068,781                  $ 4,132,019


FINANCIAL HIGHLIGHTS

YEARS ENDED AUGUST 31,         1999     1998 C    1997D    1996 D   1995 D   1994 D

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment          .028     .027      .032     .031     .034     .023
Operations Net interest
income

Less Distributions

From net interest  income       (.028)   (.027)    (.032)   (.031)   (.034)   (.023)

Net asset value,  end of       $ 1.000  $ 1.000   $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

TOTAL RETURN B                  2.83%    2.70%     3.28%    3.17%    3.48%    2.33%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in  $ 6,313  $ 5,069   $ 4,132  $ 3,674  $ 3,606  $ 3,495
millions)

Ratio of expenses to average    .47%     .49% A    .49%     .49%     .50%     .52%
net assets

Ratio of net interest income    2.79%    3.20% A   3.23%    3.12%    3.43%    2.31%
to average  net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C FOR THE TEN MONTHS ENDED AUGUST 31, 1998
D FOR THE YEAR ENDED OCTOBER 31

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Fidelity Municipal Money Market Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying

2. OPERATING POLICIES -
CONTINUED

WHEN-ISSUED SECURITIES - CONTINUED

securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments.The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $94,770,000 or 1.5% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .15%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .28% of average net assets.

SUB-ADVISER FEE. As the fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

TRANSFER AGENT AND ACCOUNTING FEES. Effective June 21, 1999 Citibank, N.A. (Citibank) replaced UMB Bank, n.a. as the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED

For the period, the transfer agent fees were equivalent to an annual rate of .16% of average net assets.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. The fund paid premiums of $241,000 to FIDFUNDS, which are being amortized over one year.

4. EXPENSE REDUCTIONS.

The fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $32,000 under this arrangement.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust II and the Shareholders of Fidelity Municipal Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Money Market Fund (a fund of Fidelity Union Street Trust II) at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
October 6, 1999

DISTRIBUTIONS


During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 50.78% of the fund's income dividends was subject to the federal alternative minimum tax.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.

ARIZONA

7373 N. Scottsdale Road
Scottsdale, AZ

CALIFORNIA

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

10100 Santa Monica Blvd.
Los Angeles, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

455 Market Street
San Francisco, CA

950 Northgate Drive
San Rafael, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

COLORADO

1625 Broadway
Denver, CO

CONNECTICUT

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

DELAWARE

222 Delaware Avenue
Wilmington, DE

FLORIDA

4400 N. Federal Highway
Boca Raton, FL

90 Alhambra Plaza
Coral Gables, FL

4090 N. Ocean Boulevard
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

GEORGIA

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

ILLINOIS

One North Franklin Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

INDIANA

4729 East 82nd Street
Indianapolis, IN

MAINE

3 Canal Plaza
Portland, ME

MARYLAND

7401 Wisconsin Avenue
Bethesda, MD

1 West Pennsylvania Ave.
Towson, MD

MASSACHUSETTS

470 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

MICHIGAN

280 North Woodward Ave.
Birmingham, MI

29155 Northwestern Hwy.
Southfield, MI

MINNESOTA

7600 France Avenue South
Edina, MN

MISSOURI

700 West 47th Street
Kansas City, MO

8885 Ladue Road
Ladue, MO

200 North Broadway
St. Louis, MO

NEW JERSEY

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

NEW YORK

1055 Franklin Avenue
Garden City, NY

999 Walt Whitman Road
Melville, L.I., NY

1271 Avenue of the Americas
New York, NY

71 Broadway
New York, NY

350 Park Avenue
New York, NY

NORTH CAROLINA

4611 Sharon Road
Charlotte, NC

OHIO

600 Vine Street
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

OREGON

16850 SW 72 Avenue
Tigard, OR

PENNSYLVANIA

1735 Market Street
Philadelphia, PA

439 Fifth Avenue
Pittsburgh, PA

TENNESSEE

6150 Poplar Road
Memphis, TN

TEXAS

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

1155 Dairy Ashford Street
Houston, TX

701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

UTAH

215 South State Street
Salt Lake City, UT

VIRGINIA

8180 Greensboro Drive
McLean, VA

WASHINGTON

411 108th Avenue, N.E.
Bellevue, WA

511 Pine Street
Seattle, WA

WASHINGTON, DC

1900 K Street, N.W.
Washington, DC

WISCONSIN

595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER

Fidelity Management & Research
  Company
Boston, MA

INVESTMENT SUB-ADVISER

Fidelity Investments Money
Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Diane M. McLaughlin, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Citibank, N.A.
New York, NY
and
Fidelity Service Company, Inc.
Boston, MA

* INDEPENDENT TRUSTEES

MMM-ANN-1099  85620
1.538360.102

CUSTODIAN

Citibank, N.A.
New York, NY

FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS

California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


SPARTAN(REGISTERED TRADEMARK)
MUNICIPAL
MONEY
FUND

ANNUAL REPORT
AUGUST 31, 1999

(2_FIDELITY_LOGOS)(registered trademark)

CONTENTS


PRESIDENT'S MESSAGE    3   Ned Johnson on investing
                           strategies.

PERFORMANCE            4   How the fund has done over
                           time.

FUND TALK              6   The manager's review of fund
                           performance, strategy and
                           outlook.

INVESTMENT CHANGES     8   A summary of major shifts in
                           the fund's investments over
                           the past six months  and one
                           year.

INVESTMENTS            9   A complete list of the fund's
                           investments.

FINANCIAL STATEMENTS   45  Statements of assets and
                           liabilities, operations, and
                           changes in net assets,  as
                           well as financial highlights.

NOTES                  49  Notes to the financial
                           statements.

REPORT OF INDEPENDENT  51  The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS          52

OF SPECIAL NOTE        53

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE
SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT
AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT
INVESTED.

NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.

FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND
EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.

PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)

DEAR SHAREHOLDER:

In late August, just days after making what many market observers felt would be the final interest-rate hike of 1999, Federal Reserve Board Chairman Alan Greenspan re-ignited fears of further increases, calling the continued rise of stocks "inexplicable." He also indicated that stock movements would play a larger role in future monetary policy deliberations. In response, equity and bond markets retreated from solid gains earned earlier in the month.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-8888, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MUNICIPAL MONEY          2.95%        17.90%        32.81%

All Tax-Free Money Market        2.66%        16.16%        n/a
Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on January 14, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 459 money market funds.

AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED AUGUST 31, 1999    PAST 1 YEAR  PAST 5 YEARS  LIFE OF FUND

SPARTAN MUNICIPAL MONEY          2.95%        3.35%         3.34%

All Tax-Free Money Market        2.66%        3.04%         n/a
Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

YIELDS

                               8/30/99  5/31/99  3/1/99  11/30/98  8/31/98



Spartan Municipal  Money Fund  2.94%    2.94%    2.69%   3.01%     3.11%



If Fidelity had not            2.84%    2.84%    2.59%   2.91%     3.01%
reimbursed certain   fund
expenses



All Tax-Free Money Market      2.66%    2.70%    2.42%   2.71%     2.80%
Funds Average



Spartan Municipal Money  Fund  4.59%    4.59%    4.20%   4.70%     4.86%
- Tax-equivalent



If Fidelity had not            4.44%    4.44%    4.05%   4.55%     4.70%
reimbursed certain   fund
expenses



YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 36% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

(checkmark)COMPARING
PERFORMANCE

Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in mind
that the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.

FUND TALK: THE MANAGER'S OVERVIEW

(photograph of Diane McLaughlin)

An interview with Diane McLaughlin, Portfolio Manager of Spartan
Municipal Money Fund

Q. WHAT WAS THE INVESTMENT ENVIRONMENT LIKE DURING THE 12 MONTHS THAT ENDED AUGUST 31, 1999, DIANE?

A. Market observers confronted many issues that have characterized the U.S. economy for some time: strong economic growth, tight labor markets and continued expectations of inflationary pressures. Consumer confidence was at an all-time high, prompting strong consumer spending that fueled economic growth above an annual rate of 3% during the first half of 1999. In addition, unemployment stayed at historically low levels. Low unemployment usually causes employers to raise wages to attract or retain workers, passing on the additional costs in the form of price increases. However, we have yet to see significant evidence that American consumers are paying higher prices. The consumer price index (CPI) increased only about 2% over the past year. Wages have started to creep up, but have been largely offset by increases in productivity. The backdrop at the end of 1998 was similar, but the Federal Reserve Board "eased" monetary policy, cutting short-term interest rates three times because of global instability. As these risks lessened, the markets began to expect the Fed to change course, which it did by raising the rate banks charge each other for overnight loans - known as the fed funds target rate. The Fed did so with two increases of 0.25 percentage points in June and August, bringing the fed funds target rate to 5.25% at the end of the period.

Q. WHAT PROMPTED THE FED TO REVERSE COURSE?

A. Last fall, the Fed rate cuts were a response to global financial instability and aversion to risk, the latter sparked by the near-collapse of a highly leveraged hedge fund. During the first six months of 1999, it became apparent that these negative influences had dissipated. In addition, global economic growth started to trend upward and U.S. exports were expected to improve. In May, these changes prompted the Fed to shift to a "tightening bias" - an inclination toward raising rates to slow growth and head off inflation. With continued robust economic growth and tight labor markets increasing the potential for inflation, the Fed felt the need to act pre-emptively by implementing its rate hike in June. With the additional increase in August, the Fed appeared to be taking away another of the three easings it had implemented in late 1998.

Q. WHAT WAS YOUR STRATEGY WITH THE FUND?

A. The fund started the period with an average maturity of 30 days, shorter than the average of its peers. The strength of the economy resulted in the need for less short-term cash-flow borrowing from municipalities, causing yields to be lower than expected. In late 1998, however, as it became obvious that the Fed would lower rates, I quickly increased the fund's average maturity to lock in higher yields in what would likely be a declining interest-rate environment. As a result, the fund's maturity was more in line with its competitors. I maintained that neutral stance until "note season" - the summer months when many municipalities come to market with one-year, fixed-rate notes. This added supply leads to correspondingly higher yields, as issuers seek to attract buyers. In addition, yields for fixed-rate notes reflected the expectation for higher rates going forward. As a result, I extended the fund's average maturity to 54 days at the end of the period through purchases in the one-year area.

Q. HOW DID THE FUND PERFORM?

A. The fund's seven-day yield on August 31, 1999, was 2.95%, compared to 3.11% 12 months ago. The latest yield was the equivalent of a 4.61% taxable yield for investors in the 36% federal tax bracket. Through August 31, 1999, the fund's 12-month total return was 2.95%, compared to 2.66% for the all tax-free money market funds average, according to IBC Financial Data, Inc.

Q. WHAT IS YOUR OUTLOOK?

A. There is a good chance that before the end of the year the Fed will take away the last of the three 0.25 percentage-point cuts it implemented in late 1998. Broad hints of inflation have sparked these concerns, including overall compensation and unit labor costs, as well as commodity prices. We also saw a slowdown in non-farm productivity in the second quarter. Fed Chairman Alan Greenspan made clear in his July Humphrey-Hawkins testimony before Congress that if productivity slows it may lead to price pressures arising from tight labor markets. One remaining question is whether or not the Fed will wait for signs of inflation to appear before it tightens a third time. Municipal supply and demand imbalance will continue to be a challenge. At the same time, the trend of declining fixed-rate money market municipal issuance is likely to continue. Another consideration that might influence municipal securities is the Year 2000 issue. As one of many factors we look at, we'll be paying close attention to this issue in the months ahead.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FIDELITY DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FIDELITY FUND ARE BASED ON NUMEROUS FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FIDELITY FUND.

(checkmark)FUND FACTS

GOAL: tax-free income with
share-price stability by
investing in high-quality,
short-term municipal
securities

FUND NUMBER: 460

TRADING SYMBOL: FIMXX

START DATE: January 14,
1991

SIZE: as of August 31, 1999,
more than $2.2 billion

MANAGER: Diane McLaughlin,
since 1997; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in
1992

INVESTMENT CHANGES





MATURITY DIVERSIFICATION

DAYS                     % OF FUND'S INVESTMENTS 8/31/99  % OF FUND'S INVESTMENTS 2/28/99  % OF FUND'S INVESTMENTS 8/31/98

  0 - 30                  73.3                             75.8                             81.2

 31 - 90                  7.9                              12.2                             9.6

 91 - 180                 8.1                              4.7                              5.3

181 - 397                 10.7                             7.3                              3.9


WEIGHTED AVERAGE MATURITY

                              8/31/99                          2/28/99                          8/31/98

Spartan Municipal Money Fund  54 DAYS                          35 Days                          30 Days

All Tax-Free Money Market     51 DAYS                          42 Days                          44 Days
Funds Average *



ASSET ALLOCATION (% OF FUND'S
INVESTMENTS)

AS OF AUGUST 31, 1999                                         AS OF FEBRUARY 28, 1999

Variable Rate Demand Notes                                    Variable Rate Demand Notes
(VRDNs)                         57.6%                         (VRDNs)                           64.8%

Commercial Paper (including                                   Commercial Paper (including
CP Mode)                        21.9%                         CP Mode)                          20.4%

Tender Bonds                     5.6%                         Tender Bonds                       5.7%

Municipal Notes                  8.6%                         Municipal Notes                    7.7%

Other Investments                6.3%                         Other Investments                  1.4%

Row: 1, Col: 1, Value: 57.6                                   Row: 1, Col: 1, Value: 64.8
Row: 1, Col: 2, Value: 0.0                                    Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 21.9                                   Row: 1, Col: 3, Value: 20.4
Row: 1, Col: 4, Value: 0.0                                    Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 5.6                                    Row: 1, Col: 5, Value: 5.7
Row: 1, Col: 6, Value: 0.0                                    Row: 1, Col: 6, Value: 0.0
Row: 1, Col: 7, Value: 8.6                                    Row: 1, Col: 7, Value: 7.7
Row: 1, Col: 8, Value: 6.3                                    Row: 1, Col: 8, Value: 1.4





INVESTMENTS AUGUST 31, 1999

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL SECURITIES - 100.0%

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALABAMA - 2.2%

Alabama Ind. Dev. Auth. Rev.     $ 1,175                               $ 1,175
(Well Built Cabinet, Inc.)
3.45%, LOC Amsouth Bank,
Birmingham, VRDN (a)(d)

Ashland Ind. Dev. Board Rev.      675                                   675
(Wellborn Cabinet, Inc.
Proj.) Series 1991 A, 3.45%,
LOC Amsouth Bank,
Birmingham, VRDN (a)(d)

Colbert County Ind. Dev.          2,950                                 2,950
Board Ind. Dev. Rev. (Golden
Poultry Co., Inc. Proj.)
Series 1990, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Columbiana Ind. Dev. Board        6,000                                 6,000
Rev. (NFA Corp. Proj.)
Series 1992 A, 3.45%, LOC
Amsouth Bank, Birmingham,
VRDN (a)(d)

Courtland Ind. Dev. Board         3,000                                 3,000
Rev. (Specialty Minerals,
Inc.) 3.35%, LOC Wachovia
Bank NA, VRDN (a)(d)

Decatur Ind. Dev. Board Ind.      1,285                                 1,285
Dev. Rev. (Monsanto Co.
Proj.) Series 1996, 3.55%,
VRDN (a)(d)

Florence Ind. Dev. Board Ind.     2,025                                 2,025
Dev. Rev. (Robert J. Bevis
Proj.) Series 1990, 3.4%,
LOC Bank of America NA, VRDN
(a)(d)

Jackson Ind. Dev. Board Rev.      3,245                                 3,245
(Specialty Minerals, Inc.)
3.35%, LOC Wachovia Bank NA,
VRDN (a)(d)

Jefferson County Swr. Rev.        10,200                                10,200
Participating VRDN Series
98-124, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

Lafayette Ind. Dev. Rev.          2,100                                 2,100
(Kardoes Rubber Co., Inc.)
3.45%, LOC Amsouth Bank,
Birmingham, VRDN (a)(d)

Mobile Ind. Dev. Board Poll.      6,300                                 6,300
Cont. Rev. (Alabama Pwr. Co.
Proj.) Series C, 3.34%, VRDN
(a)

Montgomery Ind. Dev. Board
Rev.:

(Contech Construction) Series     2,850                                 2,850
1996, 3.5%, LOC Mellon Bank
NA, Pittsburgh, VRDN (a)(d)

(Feldmeier/Alabama Equip.)        1,000                                 1,000
Series 1996, 3.45%,  LOC
Southtrust Bank NA, VRDN
(a)(d)

Phenix City Envir. Impt. Rev.     2,200                                 2,200
Bonds (Mead Coated Board
Proj.) Series 1988, 3.15%
tender 10/13/99, LOC
ABN-AMRO Bank NV, CP mode (d)

Roanoke Ind. Dev. Board:

(Steel Fab, Inc. Proj.)           950                                   950
Series 1997, 3.45%, LOC Bank
of America NA, VRDN (a)(d)

(Wehadkee/Rock Mills Proj.)       1,200                                 1,200
Series 1992, 3.4%,  LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ALABAMA - CONTINUED

Talladega Ind. Dev. Board        $ 450                                 $ 450
Rev. (Wehadkee Yarn Mills
Proj.) Series 1990, 3.4%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Tuscaloosa County Ind. Dev.       1,710                                 1,710
Auth. Rev. (Hanna Steel Co.)
3.45%, LOC Bank of America
NA, VRDN (a)(d)

                                                                        49,315

ALASKA - 0.6%

Alaska Hsg. Fin. Corp.            2,900                                 2,900
Participating VRDN Series
FR/RI 2, 3.4% (Liquidity
Facility Bank of New York
NA) (a)(e)

Valdez Marine Term. Rev.
Rfdg. Bonds (Atlantic
Richfield Co.) Series 1994 A:

3.2% tender 9/15/99, CP mode      3,900                                 3,900

3.55% tender 1/26/00, CP mode     2,600                                 2,600

3.55% tender 1/28/00, CP mode     3,600                                 3,600

                                                                        13,000

ARIZONA - 1.5%

Maricopa County Poll. Cont.
Corp. Rev. Bonds (Southern
California Edison Co.):

Series 1985 C, 3.15% tender       4,800                                 4,800
9/7/99, CP mode

Series 1985 E, 3.55% tender       2,200                                 2,200
1/26/00, CP mode

Series 1985 F, 3.55% tender       2,000                                 2,000
1/26/00, CP mode

Mohave County Ind. Dev. Auth.
Ind. Dev. Rev. Bonds
(Citizens Utils.) Series
1993 E:

3.35% tender 10/13/99, CP         1,100                                 1,100
mode (d)

3.4% tender 10/13/99, CP mode     2,400                                 2,400
(d)

Phoenix Ind. Dev. Auth.           9,390                                 9,390
Participating VRDN Series PT
1082, 3.37% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Phoenix Ind. Dev. Auth. Rev.      1,700                                 1,700
(Plastican Proj.) Series
1997, 3.5%, LOC Fleet Bank
NA, VRDN (a)(d)

Pima County Ind. Dev. Auth.       6,300                                 6,300
Single Family Mtg. Rev.
Bonds Series 1999 A3, 3.2%
12/1/99 (d)

Yavapai County Ind. Dev.
Auth. Ind. Dev. Rev. Bonds
(Citizens Utils.) Series 1993:

3.15% tender 9/10/99, CP mode     2,400                                 2,400
(d)

3.4% tender 10/13/99, CP mode     1,000                                 1,000
(d)

                                                                        33,290

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ARKANSAS - 1.2%

Arkansas Dev. Fin. Auth.         $ 3,000                               $ 3,000
Multi-family Hsg. Rev.
(Kiehl Partners L.P. Proj.)
Series 1998, 3.45%, LOC Bank
One, Louisiana NA, VRDN (a)

Arkansas Dev. Fin. Auth.          3,375                                 3,375
Participating VRDN Series
1998 C, 3.39% (Liquidity
Facility Bank of America NA)
(a)(d)(e)

Arkansas Hosp. Equip. Fin.        3,100                                 3,100
Auth. (Arkansas Hosp. Assoc.
Pooled Fing. Prog.) Series
1998 A, 3.35%, LOC Bank of
America NA, VRDN (a)

Blytheville Ind. Dev. Rev.        9,500                                 9,500
(Arkansas Steel Processing
Proj.) Series 1992, 3.4%,
LOC Cr. Agricole Indosuez,
VRDN (a)(d)

Harrison Ind. Dev. Rev.           2,500                                 2,500
(Rock-Tenn Converting Co.
Proj.) Series 1993, 3.4%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Miller County Solid Waste         3,150                                 3,150
Disp. Rev. (Tyson Foods,
Inc. Proj.) Series 1996,
3.35%, LOC Commerzbank AG,
VRDN (a)(d)

Pine Bluff Ind. Dev. Rev.         2,700                                 2,700
(Rolling Pin Corp. Proj.)
Series 1998, 3.4%, LOC Wells
Fargo Bank NA, San
Francisco, VRDN (a)(d)

                                                                        27,325

CALIFORNIA - 1.2%

California Higher Ed. Student
Ln. Auth. Bonds:

Series 1987 A, 3.18%, tender      20,500                                20,500
5/1/00, LOC Nat'l.
Westminster Bank PLC

Series 1992 A2, 3.18%, tender     2,800                                 2,800
4/1/00, LOC Student Ln.
Marketing Assoc.

California Student Ed. Ln.        3,000                                 3,000
Marketing Corp. Student Ln.
Rev. Rfdg. Bonds Series 1994
A, 3.25%, tender 6/1/00, LOC
State Street Bank & Trust
Co. (d)

Los Angeles Reg'l. Arpt.          1,425                                 1,425
Impt. Rev. (Compagne
Nationale Air France) 3.4%,
LOC Societe Generale,
France, VRDN (a)(d)

                                                                        27,725

COLORADO - 2.2%

Aurora Multi-family Hsg. Rev.     5,100                                 5,100
(Aurora Meadows Apts.)
Series 1996, 3.55% (Fannie
Mae Guaranteed), VRDN (a)(d)

Colorado Springs Util. Sys.
Impt. Rev. Participating VRDN:

Series FR/RI 19, 3.45%            9,115                                 9,115
(Liquidity Facility Bank of
New York NA) (a)(e)

Series SGB 28, 3.34%              17,800                                17,800
(Liquidity Facility Societe
Generale, France) (a)(e)

Colorado Student Oblig. Auth.     5,300                                 5,300
Series 1999 A2, 3.35% (AMBAC
Insured), VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

COLORADO - CONTINUED

Denver City & County Arpt.
Rev. Participating VRDN:

Series 1997 Q, 3.4%              $ 3,160                               $ 3,160
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series PT 249, 3.41%              1,900                                 1,900
(Liquidity Facility Banco
Santander SA) (a)(d)(e)

Douglas County School             2,000                                 2,014
District TAN (Douglas &
Elbert Counties) 4.5% 6/30/00

Monte Vista Swr. Rev. Series      2,620                                 2,620
1992, 3.35%, Ae Stanley
Manufacturing, LOC Wachovia
Bank NA, VRDN (a)(d)

Westminster County                2,600                                 2,600
Multi-family Hsg. Rev. Rfdg.
 (Lakeview Apts.) Series
1997, 3.55%, 68th Avenue
Partners (Fannie Mae
Guaranteed), VRDN (a)(d)

                                                                        49,609

CONNECTICUT - 0.1%

Connecticut Hsg. Fin. Auth.       2,655                                 2,655
Participating VRDN Series
1997 L, 3.45% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(a)(d)(e)

DELAWARE - 0.1%

Delaware Hsg. Auth. Rev.          3,000                                 3,000
Participating VRDN  Series
96C0801, 3.36% (Liquidity
Facility Citibank,  New York
NA) (a)(d)(e)

DISTRICT OF COLUMBIA - 1.0%

District of Columbia Gen.         3,170                                 3,170
Oblig. Participating VRDN
Series ROC#2-99-10, 3.34%
(Liquidity Facility Toronto
Dominion Bank) (a)(e)

District of Columbia Hsg.         2,000                                 2,000
Fin. Agcy. Bonds Series 1999
B, 3.3% 6/15/00 (d)

District of Columbia Hsg.         13,105                                13,105
Fin. Auth. Multi-family Hsg.
Rev. (Mount Vernon Plaza
Apts.) Series 1991, 3.35%,
LOC Bank One, NA, VRDN (a)(d)

District of Columbia Rev.         2,035                                 2,035
(Nat'l. Academy of Sciences
Proj.) Series 1999 C, 3.3%
(AMBAC Insured), VRDN (a)

District of Columbia Wtr. &       3,300                                 3,300
Swr. Auth. Participating
VRDN Series 98-5201, 3.31%
(Liquidity Facility
Citibank, New York NA) (a)(e)

                                                                        23,610

FLORIDA - 4.3%

Broward County Port               7,200                                 7,200
Facilities Rev. Rfdg. (Port
Everglades) Series 1998,
3.35% (AMBAC Insured) (BPA
Bank of Nova Scotia), VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Florida Dept. of Trans.          $ 5,000                               $ 5,000
Participating VRDN Series SG
43, 3.32% (Liquidity
Facility Societe Generale,
France) (a)(e)

Florida Local Govt. Fin.
Commission Series A:

3.2% 9/9/99, LOC First Union      1,845                                 1,845
Nat'l. Bank,  North
Carolina, CP

3.35% 11/10/99, LOC First         2,182                                 2,182
Union Nat'l. Bank, North
Carolina, CP

Florida Muni. Pwr. Agcy.          2,900                                 2,900
Series A, 3.1% 9/16/99, LOC
First Union Nat'l. Bank,
North Carolina, CP

Greater Orlando Aviation          4,795                                 4,795
Auth. Participating VRDN
Series PA 535, 3.37%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Indian River County Hosp.
District Hosp. Rev. Bonds:

Series 1989, 3.4% tender          1,200                                 1,200
10/13/99, LOC Kredietbank,
CP mode

Series 1990, 3.1% tender          2,000                                 2,000
9/10/99, LOC Kredietbank NV,
LOC Kredietbank, CP mode

Jacksonville Poll. Cont. Rev.     2,950                                 2,950
Rfdg. Bonds (Florida Pwr. &
Lt. Co. Proj.) Series 1994,
3.55% tender 1/26/00, CP mode

Jacksonville River City           1,800                                 1,800
Renaissance Prog. 3.55%
1/26/00, CP

Lee County Hosp. Board Hosp.      8,100                                 8,100
Rev. Bonds (Lee Memorial
Hosp. Proj.) Series 1997 B,
3.4% tender 11/10/99, CP mode

Miami Dade County School          15,800                                15,875
District TAN Series 1999, 4%
6/28/00

Orange County Hsg. Fin. Auth.     2,665                                 2,665
Multi-family Hsg. Rev. (Wtr.
View Club) Series 1997 D,
3.3%, LOC Key Bank, NA, VRDN
(a)(d)

Palm Beach County Hsg. Dev.       5,355                                 5,355
Corp. Multi-family Rev.
(Caribbean Villas Proj.)
Series 1998, 3.3% (Fannie
Mae Guaranteed), VRDN (a)(d)

Saint Lucie County Poll.          7,000                                 7,000
Cont. Rev. Rfdg. Bonds
(Florida Pwr. & Lt. Co.
Proj.) Series 1994 A, 3.55%
tender 1/26/00, CP mode

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.):

Series A:

3.2% tender 9/15/99               4,300                                 4,300
(Liquidity Facility SunTrust
Bank, Central FL NA), CP mode

3.5% tender 9/3/99 (Liquidity     2,300                                 2,300
Facility SunTrust Bank,
Central FL NA), CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

FLORIDA - CONTINUED

Sarasota County Pub. Hosp.
District Rev. Bonds
(Sarasota Memorial Hosp.): -
continued

Series B, 3.05% tender           $ 3,050                               $ 3,050
9/10/99, LOC SunTrust Bank,
Central FL NA, CP mode

Seminole County School            4,050                                 4,071
District TAN 4% 7/28/00

Sunshine State Govt. Fing.        2,800                                 2,800
Commission Rev. Bonds
Series 1986, 3.2% tender
1/21/00 (AMBAC Insured)
(Liquidity Facility UBS AG)
(Liquidity Facility Toronto
Dominion Bank) CP mode

Tampa Sports Auth. Rev.           6,300                                 6,300
Participating VRDN Series
SGA 61, 3.1% (Liquidity
Facility Societe Generale,
France) (a)(e)

West Orange Memorial Hosp.        3,600                                 3,600
Tax District Rev. Bonds
Series 1991 A2, 3.5% tender
9/9/99, LOC RaboBank
Nederland Coop. Central, CP
mode

                                                                        97,288

GEORGIA - 5.0%

Cherokee County Dev. Auth.        2,000                                 2,000
Rev. (Blue Circle
Aggregates, Inc.) Series
1997, 3.4%, LOC Den Danske
Bank Group AS, VRDN (a)(d)

Cobb County Hsg. Auth.            1,100                                 1,100
Multi-family Hsg. Rev.
(Williamstown Apts.) 3.35%,
Savannah Park LP, LOC
Wachovia Bank NA, VRDN (a)(d)

Crisp County Solid Waste          7,200                                 7,200
Mgmt. Auth. Rev. Series
1998, 3.4% (FSA Insured),
VRDN (a)(d)

Dekalb County Dev. Auth. Ind.     1,810                                 1,810
Dev. Rev. (Qualex Proj.)
3.45%, LOC Comerica Bank,
Texas, VRDN (a)(d)

DeKalb County Multi-family        2,000                                 2,000
Hsg. Rev. (Eales Trace
Apts.) Series 1996, 3.3%,
LOC Key Bank, NA, VRDN (a)(d)

Floyd County Gen. Oblig. TAN      2,000                                 2,001
3.35% 12/31/99

Fulton County Hsg. Auth.          4,470                                 4,470
Multi-family Hsg. Rev. Rfdg.
(Champions Green Apts.
Proj.) Series 1994 B, 3.35%,
 LOC Southtrust Bank NA,
VRDN (a)

Georgia Gen. Oblig.               5,440                                 5,440
Participating VRDN Class A,
3.31% (Liquidity Facility
Citibank, New York NA) (a)(e)

Georgia Muni. Elec. Auth.         4,300                                 4,300
Bonds (Gen. Resolution
Proj.)  Series 1985 B, 3.35%
tender 10/13/99, LOC Morgan
Guaranty Trust Co., NY, CP
mode

Georgia Port Auth. Rev.:

(Colonel's Island Term.)          1,700                                 1,700
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

(Mayor's Point Term.) Series      2,700                                 2,700
1992, 3.4%, LOC SunTrust
Bank of Atlanta, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Greene County Dev. Auth. Ind.    $ 1,450                               $ 1,450
Dev. Rev. (Chipman-Union,
Inc. Proj.) Series 1991,
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Gwinnett County Dev. Auth.
Ind. Dev. Rev.:

(Curtis 1000, Inc. Proj.)         4,060                                 4,060
Series 1996, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

(Klockner Namasco Corp.)          1,800                                 1,800
3.4%, LOC Bank of America
NA, VRDN (a)(d)

(O'Neal Steel, Inc.) 3.4%,        500                                   500
LOC Bank of America NA, VRDN
(a)(d)

(Sheperd Construction Co.,        900                                   900
Inc.) 3.4%, LOC SunTrust
Bank of Atlanta, VRDN (a)(d)

Gwinnett County Hsg. Auth.        4,300                                 4,300
Multi-family Hsg. Rev.
(Herrington Woods Apt.)
Series 1996 A, 3.3%, LOC Key
Bank, NA, VRDN (a)(d)

Henry County Dev. Auth. Solid     5,600                                 5,600
Waste Rev. (Atlas Roofing
Corp. Proj.) Series 1997,
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Jenkins County Dev. Auth.         1,400                                 1,400
Ind. Rev. (Metal Industries,
Inc.) 3.4%, LOC Bank of
America NA, VRDN (a)(d)

Macon Bibb County Ind. Auth.      5,700                                 5,700
Dev. (Diamond Plastics Corp.
Proj.) Series 1999, 3.4%,
LOC Bank of America NA, VRDN
(a)(d)

Metro. Atlanta Rapid Transit      3,390                                 3,390
Auth. Sales Tax Rev.
Participating VRDN Series
59, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

Paulding County Ind. Bldg.        2,350                                 2,350
Auth. Rev. (Cadillac
Products, Inc.) Series 1994,
3.4%, LOC Bank One NA,
Michigan, VRDN (a)(d)

Pierce County Ind. Dev. &         1,310                                 1,310
Bldg. Auth. Ind. Dev. Rev.
(American Egg Products,
Inc.) Series 1989, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Richmond County Dev. Auth.        10,000                                10,000
Solid Waste Disp. Rev.
(Evergreen Nylon Recycling
Proj.) Series 1998, 3.3%,
LOC Banque Nationale de
Paris, VRDN (a)(d)

Savannah Econ. Dev. Auth. Rev.:

(Home Depot, Inc.) Series         15,600                                15,600
1995 A, 3.4%, VRDN (a)(d)

(Kaolin Term., Inc.) 3.4%,        10,200                                10,200
LOC Bank of America NA, VRDN
(a)(d)

Savannah Port Auth. Rev.          4,100                                 4,100
(Pier 1 Imports, Inc.) 3.4%,
 LOC Bank One, Texas NA,
VRDN (a)(d)

Summerville Ind. Dev. Auth.       4,000                                 4,000
Facility Rev. (Image Ind.,
Inc. Proj.) Series 1997,
3.4%, LOC First Union Nat'l.
Bank, North Carolina, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

GEORGIA - CONTINUED

Vienna Dev. Auth. Ind. Dev.      $ 900                                 $ 900
Rev. (Mid-Georgia Processing
Co.) 3.4%, LOC Bank of
America NA, VRDN (a)(d)

Worth County Ind. Dev. Auth.      1,155                                 1,155
Ind. Dev. Rev. Rfdg.
(Seabrook Peanut Co. Proj.)
Series 1996 B, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (a)

                                                                        113,436

HAWAII - 1.1%

Hawaii Arpt. Sys. Rev.            16,790                                16,790
Participating VRDN Series PT
190A, 3.37% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Hawaii Dept. of Budget & Fin.
Spl. Purp. Rev. Bonds
(Citizens Utils. Proj.):

Series 1988 A, 3.35% tender       2,600                                 2,600
9/8/99, CP mode (d)

Series 1988 C, 3.35% tender       2,415                                 2,415
9/8/99, CP mode (d)

Hawaii Hsg. Fin. & Dev. Corp.     2,285                                 2,285
Participating VRDN  Series
PT 35, 3.37% (Liquidity
Facility Banque Nationale de
Paris) (a)(d)(e)

                                                                        24,090

IDAHO - 0.6%

Idaho TAN Series 1999, 4.25%      7,200                                 7,249
6/30/00

Idaho Hsg. & Fin. Assoc.:

Bonds Series PA 145, 3.75%,       2,694                                 2,694
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.) (d)(e)(f)

Participating VRDN Series PT      2,500                                 2,500
247, 3.37% (Liquidity
Facility Banco Santander SA)
(a)(d)(e)

                                                                        12,443

ILLINOIS - 4.8%

Belvidere Ind. Dev. Rev. (R &     2,200                                 2,200
D Thiel, Inc. Proj.) Series
1996, 3.45%, LOC US Bank NA
Minnesota, VRDN (a)(d)

Carol Stream Multi-family         1,415                                 1,415
Rev. (Saint Charles Square
Proj.) 3.4% (Fannie Mae
Guaranteed), VRDN (a)(d)

Chicago Gas Supply Rev.:

Bonds (The Peoples Gas Lt. &      1,975                                 1,975
Coke Co.) 3.2%, tender
12/1/99 (d)

Participating VRDN Series PT      5,995                                 5,995
213, 3.37% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Chicago Sales Tax Rev.            1,570                                 1,570
Participating VRDN Series
1998 92, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Chicago School Reform Board
of Ed. Participating VRDN:

Series 1997 E, 3.4%              $ 3,125                               $ 3,125
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series 1998 115, 3.34%            8,400                                 8,400
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

Chicago Wtr. Rev.                 6,500                                 6,500
Participating VRDN Series
1997 V, 3.4% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina) (a)(e)

City of Rolling Meadows Solid     8,000                                 8,000
Waste Disp. Rev. (BFI Waste
Sys. of North America)
Series 99, 3.35%, LOC
Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)

Danville Ind. Dev. Rev.           5,300                                 5,300
(Freight Car Svcs., Inc.
Proj.) 3.45%, LOC Chase
Manhattan Bank, VRDN (a)(d)

Decatur Wtr. Rev. Bonds           2,100                                 2,100
Series 1985, 3.95% tender
10/6/99, LOC Sumitomo Bank
Ltd. Japan, CP mode

Dupage Wtr. Commission Rfdg.      3,500                                 3,500
Participating VRDN Series
97C1301, 3.31% (Liquidity
Facility Citibank, New York
NA) (a)(e)

Glendale Heights                  1,500                                 1,500
Participating VRDN Series PT
106, 3.36% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Illinois Dev. Fin. Auth. Ind.
Dev. Rev.:

(Belmont Steel Proj.) Series      3,500                                 3,500
1991, 3.5%, LOC LaSalle
Nat'l. Bank, Chicago, VRDN
(a)(d)

(Camcraft Proj.) Series 1993,     300                                   300
3.5%, Bertsche Family LP,
LOC American Nat'l. Bank &
Trust, Chicago, VRDN (a)(d)

(Chicago Fineblanking Corp.       2,400                                 2,400
Proj.) 3.45%, LOC Bank One
NA, Michigan, VRDN (a)(d)

(Cloverhill Pastry Vend)          400                                   400
3.5%, LOC American Nat'l.
Bank & Trust, Chicago, VRDN
(a)(d)

(Grayhill, Inc. Proj.) Series     1,035                                 1,035
1995 B, 3.4%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

(Mapes & Sprowl Steel Ltd.        1,839                                 1,839
Proj.) Series 1996 A, 3.4%,
LOC LaSalle Nat'l. Bank,
Chicago, VRDN (a)(d)

(Yale-South Haven Proj.)          2,100                                 2,100
Series 1994, 3.42%, LOC Bank
One, Indiana NA, VRDN (a)(d)

Illinois Dev. Fin. Auth.          1,100                                 1,100
Multi-family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series
1993, 3.2% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Illinois Dev. Fin. Auth.
Poll. Cont. Rev.:

Series B, 3.35% (MBIA             3,100                                 3,100
Insured), VRDN (a)(d)

Series C, 3.35% (MBIA             7,800                                 7,800
Insured), VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

ILLINOIS - CONTINUED

Illinois Dev. Fin. Auth. Rev.    $ 6,300                               $ 6,300
Rfdg. (Rich Products, Corp.
Proj.)  Series 1988, 3.4%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Illinois Edl. Facilities
Auth. Rev. Participating VRDN:

Series 1997 U, 3.4%               4,535                                 4,535
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Series 981302, 3.31%              4,500                                 4,500
(Liquidity Facility
Citibank, New York NA) (a)(e)

Illinois Health Facilities
Auth. Rev.:

Bonds (SMM Health Care Proj.)
Series 1998 B:

3.1% tender 9/9/99 (MBIA          3,500                                 3,500
Insured), CP mode

3.6% tender 1/27/00 (MBIA         2,100                                 2,100
Insured), CP mode

(Resurrection Health Care)        5,600                                 5,600
Series 1999A, 3.05% (FSA
Insured), VRDN (a)

Lisle Village Multi-family        2,200                                 2,200
Hsg. Rev. (Devonshire of
Lisle Proj.) Series 1991,
3.35%, LOC Freddie Mac, VRDN
(a)(d)

Mundelein Ind. Dev. Rev.          500                                   500
(Print-O-Tape Proj.) Series
1997, 3.4%, LOC Harris Trust
& Savings Bank, Chicago,
VRDN (a)(d)

Univ. of Illinois Rev.            3,000                                 3,000
Participating VRDN Series SG
65, 3.32% (Liquidity
Facility Societe Generale,
France) (a)(e)

Woodridge Dupage Will & Cook      1,000                                 1,000
County Ind. Dev. Rev.
(McDavid Knee Guard Proj.)
Series 1996, 3.45%, Land
Trust #6886, LOC Firstar
Bank, Milwaukee NA, VRDN
(a)(d)

                                                                        108,389

INDIANA - 3.5%

Columbus Rev. Rfdg.               2,300                                 2,300
(Rock-Tenn Co. Mill
Division) Series 1995, 3.4%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Crawford County Econ. Dev.        2,100                                 2,100
Rev. (Jasper Engine Exchange
Proj.) Series 1997, 3.4%,
Realty Inc., LOC PNC Bank
NA, VRDN (a)(d)

Hebron Econ. Dev. Rev.            3,175                                 3,175
(Aarons Misty Glen Apt.
Proj.) Series 1996 A, 3.42%,
LOC Fed. Home Ln. Bank,
Indianapolis, VRDN (a)(d)

Indiana Bond Bank Rev.            3,000                                 3,000
Participating VRDN Series PT
281, 3.32% (Liquidity
Facility Banco Santander SA)
(a)(e)

Indiana Dev. Auth. Solid
Waste Disp. Rev. Bonds (Pure
Air on the Lake):

Series 1990 A, 3.05% tender       2,900                                 2,900
9/9/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (d)

Series 1991A, 3.15% tender        12,400                                12,400
10/14/99, LOC Nat'l.
Westminster Bank PLC, CP
mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

INDIANA - CONTINUED

Indiana Dev. Fin. Auth.          $ 6,800                               $ 6,800
Envir. Rev. Rfdg. (PSI
Energy Proj.) Series 1998,
3.05%, LOC Morgan Guaranty
Trust Co., NY, VRDN (a)(d)

Indiana Hsg. Fin. Auth.           5,150                                 5,150
Participating VRDN Series
1997 H, 3.45% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(a)(d)(e)

Indiana Office Bldg.              1,700                                 1,700
Commission Series A, 3.2%
9/27/99 (Liquidity Facility
Bank One NA, Michigan), CP

Indianapolis Arpt. Auth. Rev.     5,000                                 5,000
Participating VRDN Series
SGA 31, 3.33% (Liquidity
Facility Societe Generale,
France) (a)(e)

Indianapolis Econ. Dev. Rev.:

(EPI Printers, Inc. Proj.)        1,975                                 1,975
Series 1995, 3.45%, Vib
Inc.,  LOC Comerica Bank,
Detroit, VRDN (a)(d)

(US, LLC Proj.) Series 1996,      775                                   775
3.42%, LOC Bank One, Indiana
NA, VRDN (a)(d)

Indianapolis Gas Util. Sys.
Rev.:

3.15% 9/16/99, CP                 3,000                                 3,000

3.55% 1/26/00, CP                 5,600                                 5,600

Indianapolis Ind. Dev. Rev.       2,700                                 2,700
(SOHL Assoc. LLC Proj.)
Series 1995, 3.5%, LOC
BankBoston NA, VRDN (a)(d)

Lawrence County Ind. Dev.         1,400                                 1,400
Rev. (D&M Tool Proj.) 3.44%,
 LOC Huntington Nat'l. Bank,
Columbus, VRDN (a)(d)

Lebanon Econ. Dev. Rev.           1,685                                 1,685
(White Castle Sys., Inc.
Proj.) 3.42%, LOC Bank One,
NA, VRDN (a)(d)

Logansport Ind. Dev. Rev.         1,200                                 1,200
(Nelson Tube Co.) Series
1996, 3.44%, LOC Huntington
Nat'l. Bank, Columbus, VRDN
(a)(d)

Muncie Ind. Dev. Rev.             1,000                                 1,000
(Diamond Plastics Corp.)
Series 1996, 3.45%, LOC Bank
of America NA, VRDN (a)(d)

Petersburg Solid Waste Disp.      5,600                                 5,600
Rev. (Indianapolis Pwr. &
Lt. Co.) Series 1995 C,
3.4%, VRDN (a)(d)

Saint Joseph County Econ.         1,265                                 1,265
Dev. Auth. Rev. (Pin Oak
Apts. Proj.) 3.4%, LOC Fed.
Home Ln. Bank, Indianapolis,
VRDN (a)(d)

South Bend Cmnty. School          3,600                                 3,604
Corp. TAN 3.5% 12/31/99

Sullivan Poll. Cont. Rev.
Bonds (Hoosier Energy Rural
Elec. Coop.):

Series 85 L1, 3.55% tender        2,700                                 2,700
1/26/00 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

Series 85 L3 3.05% tender         1,400                                 1,400
9/10/99 (Nat'l. Rural Util.
Coop. Fin. Corp.
Guaranteed), CP mode

                                                                        78,429

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

IOWA - 0.5%

Clinton Ind. Dev. Rev.           $ 3,000                               $ 3,000
(Sethness Prods. Co.) 3.45%,
LOC Northern Trust Co.,
Chicago, VRDN (a)(d)

Iowa Fin. Auth. Ind. Dev.         4,000                                 4,000
Rev. (Graphco Industries
Proj.) Series 1999, 3.45%,
LOC Bank of America NA, VRDN
(a)(d)

Waterloo Ind. Dev. Rev.           5,000                                 5,000
(O'Neal Metals, Inc. Proj.)
3.45%, LOC Bank of America
NA, VRDN (a)(d)

                                                                        12,000

KANSAS - 0.9%

Burlington Poll. Cont. Rev.       6,225                                 6,225
Bonds Series 1985C 1, 3.55%
tender 1/25/00 (Nat'l. Rural
Util. Coop. Fin. Corp.
Guaranteed), CP mode

Olathe Indl. Rev. (Garmin         3,445                                 3,445
Int'l., Inc.) Series 1995,
3.4%,  LOC Bank of America
NA, VRDN (a)(d)

Wichita Arpt. Facilities Rev.     1,400                                 1,400
(Cessna Citation) 3.4%,  LOC
Westdeutsche Landesbank
Girozentrale, VRDN (a)(d)

Wichita Gen. Oblig. BAN 4%        3,300                                 3,309
2/24/00

Wichita Solid Waste Disp.         4,950                                 4,950
Rev. (Weyerhaeuser Co.
Proj.) 3.35%, VRDN (a)(d)

                                                                        19,329

KENTUCKY - 2.4%

Carroll County Solid Waste        3,935                                 3,935
Disp. Rev. (Celotex Corp.
Proj.) Series 1999, 3.4%,
LOC Bank of America NA, VRDN
(a)(d)

Cynthiana Ind. Dev. Rev.          1,650                                 1,650
(E.D. Bullard Co. Proj.)
Series 1992, 3.45%, LOC Bank
of America NA, VRDN (a)(d)

Franklin County Ind. Bldg.        2,045                                 2,045
Rev. (Certified Tool &
Manufacturing) 3.42%, LOC
Bank One, Illinois NA, VRDN
(a)(d)

Jefferson County Ind. Bldg.       1,550                                 1,550
Rev. (Commercial
Lithographics Co.) 3.4%, LOC
PNC Bank NA, VRDN (a)(d)

Jefferson County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co.):

Series 1996 A:

3.4% tender 10/8/99, CP mode      4,400                                 4,400

3.55% tender 1/26/00, CP mode     3,000                                 3,000

Series 1997 A, 3.1% tender        2,500                                 2,500
9/16/99, CP mode (d)

Kentucky Asset Liability
Commission Agcy. Fund Rev.
Bonds Series 1998 A:

3.15% tender 9/10/99, LOC         1,500                                 1,500
Commerzbank AG, CP mode

3.45% tender 10/6/99, LOC         3,045                                 3,045
Commerzbank AG, CP mode

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

KENTUCKY - CONTINUED

Kentucky Hsg. Corp. Hsg. Rev.    $ 2,400                               $ 2,400
Bonds Series 1999 C, 3.2%,
tender 12/31/99 (d)

Louisville & Jefferson County
Reg'l. Arpt. Auth. Sys. Rev.:

Series 1996 A, 3.35%, LOC         11,850                                11,850
Nat'l. City Bank, Kentucky,
VRDN (a)(d)

3.35%, LOC Nat'l. City Bank,      2,850                                 2,850
Kentucky, VRDN (a)(d)

Mc Craken County Ind. Bldg.       2,800                                 2,800
Rev. (Tyler Mountain Wtr.
Proj.) Series 1996, 3.42%,
LOC Bank One, Kentucky NA,
VRDN (a)(d)

Scott County Ind. Bldg. Rev.      2,750                                 2,750
(Ropak Corp. Proj.) Series
1994, 3.42%, LOC Bank One,
NA, VRDN (a)(d)

Trimble County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co.):

Series 1992 A:

3.2% tender 9/15/99, CP mode      2,500                                 2,500

3.5% tender 1/27/00, CP mode      2,000                                 2,000

Series 1996 A, 3.45% tender       2,300                                 2,300
11/19/99, CP mode

Walton Ind. Bldg. Rev.            1,400                                 1,400
(Clarion Manufacturing Corp.
of America) 3.47%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)(d)

                                                                        54,475

LOUISIANA - 0.7%

De Quincy Rev. (Recycle Inc.      3,650                                 3,650
South. Proj.) Series 1995,
3.4%, LOC Fleet Bank NA,
VRDN (a)(d)

Jefferson Parish Home Mtg.        4,000                                 4,000
Auth. Single Family Mtg.
Rev. Bonds Series B2, 3.65%
6/1/00 (d)

New Orleans Aviation Board        7,000                                 7,000
Rev. Series 1997 A, 3.4%
(MBIA Insured), VRDN (a)(d)

Saint James Parish Gen.           1,000                                 1,000
Oblig. (American Iron Prod.
Proj.) Series 1997, 3.45%,
LOC Bank of America NA, VRDN
(a)(d)

                                                                        15,650

MAINE - 0.4%

Fort Fairfield Rev. (Atlantic     2,000                                 2,000
Custom Processors) Series
1998, 3.4%, LOC PNC Bank NA,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MAINE - CONTINUED

Maine Hsg. Auth. Mtg.            $ 2,310                               $ 2,310
Purchase Rev. Participating
VRDN Series 1997 V, 3.37%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Maine Pub. Util. Fin. Pub.        5,000                                 5,000
Util. Rev. Rfdg. Series
1996, 3.35%, LOC Bank of New
York NA, VRDN (a)(d)

                                                                        9,310

MARYLAND - 2.1%

Howard County Econ. Dev. Rev.     4,300                                 4,300
(Pace, Inc. Proj.) 3.4%,
LOC Bank of America NA, VRDN
(a)(d)

Maryland Cmnty. Dev.              11,635                                11,635
Administration Dept.
Participating VRDN Series PT
36, 3.37% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)

Maryland Econ. Dev. Auth.         2,000                                 2,000
Rev. (Grafco Ind. Ltd.)
Series 1996, 3.4%, LOC Bank
of America NA, VRDN (a)(d)

Maryland Gen. Oblig.              4,945                                 4,945
Participating VRDN Series
1998 1, 3.36% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Maryland Ind. Dev. Fing.          2,500                                 2,500
Auth. Econ. Dev. Rev.
(Townsend Culinary
Facilities) Series 1996,
3.35%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Montgomery County Hsg.            20,300                                20,300
Opportunity Commission Hsg.
Rev. Series 1997 I, 3.45%,
Wisconsin Park Associates,
LP,  LOC Key Bank, NA, VRDN
(a)(d)

Prince George's County Econ.      2,070                                 2,070
Dev. Rev. (Cintas Corp. #41
Proj.) 3.4%, LOC PNC Bank
NA, VRDN (a)(d)

                                                                        47,750

MASSACHUSETTS - 0.6%

Hingham Gen. Oblig. BAN 3.75%     6,200                                 6,202
9/30/99

Massachusetts Tpk. Auth.          6,600                                 6,600
Western Tpk. Rev.
Participating VRDN Series
1997 N, 3.42% (Liquidity
Facility Bank of America NA)
(a)(e)

                                                                        12,802

MICHIGAN - 1.4%

Michigan Hosp. Fin. Auth.         4,100                                 4,100
Rev. Participating VRDN
Series 1997 X, 3.4%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(e)

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          5,200                                 5,232

Series B2, 4.25% 8/25/00, LOC     6,830                                 6,874
Morgan Guaranty  Trust Co.,
NY

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MICHIGAN - CONTINUED

Michigan Strategic Fund Poll.    $ 4,450                               $ 4,450
Cont. Rev. Bonds (Dow
Chemical Co. Proj.) Series
1988, 3.05% tender 9/8/99,
CP mode (d)

Michigan Strategic Fund Solid     1,000                                 1,000
Waste Disp. Rev. (Great
Lakes Recovery) 3.35%, LOC
Bank One NA, Michigan, VRDN
(a)(d)

Wayne Charter County Arpt.        5,800                                 5,800
Rev. Participating VRDN
Series 1998 68, 3.39%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(d)(e)

Wayne-Westland Cmnty. Schools     3,400                                 3,400
Participating VRDN Series
56, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

                                                                        30,856

MINNESOTA - 0.9%

Chaska Ind. Dev. Rev. Rfdg.       1,425                                 1,425
(Pies, Inc. Proj.) Series
1994, 3.4%, LOC SunTrust
Bank of Atlanta, VRDN (a)(d)

Minnesota Hsg. Fin. Agcy.
Single Family Mtg. Rev.:

Bonds:

Series 1998 G, 3.55%, tender      3,300                                 3,300
8/14/00 (d)

Series F, 3.2% 6/1/00 (d)         3,750                                 3,750

Series G, 3.7%, tender 6/29/00    3,200                                 3,200

Participating VRDN Series PT      3,600                                 3,600
114, 3.32% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Minnesota Pub. Facilities         2,800                                 2,800
Auth. Wtr. Poll. Cont. Rev.
Participating VRDN Series
1999 1, 3.34% (Liquidity
Facility Commerzbank AG)
(a)(e)

Sauk Rapids Ind. Dev. Rev.        2,385                                 2,385
(Bermo, Inc. & Berdass
Properties) Series 1996 A,
3.45%, LOC Firstar Bank,
Milwaukee NA, VRDN (a)(d)

                                                                        20,460

MISSISSIPPI - 0.4%

DeSoto County Ind. Dev. Rev.      2,400                                 2,400
(Flavorite Labs. Proj.)
Series 1991 B, 3.55%, LOC
First Tennessee Bank NA,
Memphis, VRDN (a)(d)

Mississippi Bus. Fin. Corp.
Ind. Dev. Rev.:

(Calgon Carbon Corp.) Series      1,000                                 1,000
1997, 3.4%, LOC PNC Bank NA,
VRDN (a)(d)

(Pillowtex Corp. Proj.)           2,300                                 2,300
Series 1992, 3.4%, LOC Bank
of America NA, VRDN (a)(d)

Mississippi Home Corp.            2,600                                 2,600
Multi-family Hsg. Rev.
(Colony Park Apts.) Series
1998 I, 3.45%, LOC Amsouth
Bank, Birmingham, VRDN (a)(d)

                                                                        8,300

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

MISSOURI - 0.8%

Lees Summit Ind. Dev. Rev.       $ 2,300                               $ 2,300
(BHA Technical, Inc. Proj.)
Series 1998 A, 3.4%, LOC
Bank of America NA, VRDN (a)

Missouri Dev. Fin. Board Ind.     2,550                                 2,550
Dev. Rev. (LA Grange
Foundry) Series 1996, 3.45%,
LOC Harris Trust & Savings
Bank, Chicago, VRDN (a)(d)

Missouri Envir. Impt. &           8,200                                 8,200
Energy Resource Auth. Rev.
Rfdg. (Kansas City Pwr. &
Lt. Co.) Series 1992, 3.25%,
VRDN (a)

Missouri Higher Ed. Ln. Auth.     4,600                                 4,600
Student Ln. Rev. Series 1990
A, 3.35%, LOC Nat'l.
Westminster Bank PLC, VRDN
(a)(d)

                                                                        17,650

MONTANA - 0.1%

Montana Board of Hsg.
Participating VRDN:

Series PT 87, 3.37%               965                                   965
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 158, 3.37%              1,580                                 1,580
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

                                                                        2,545

NEBRASKA - 0.5%

Nebraska Invt. Fin. Auth.         4,995                                 4,995
Single Family Hsg. Rev.
Participating VRDN Series
1998 J, 3.39% (Liquidity
Facility Bank of America NA)
(a)(d)(e)

Nebraska Pub. Pwr. District
Rev. Series A:

3.65% 2/1/00, CP                  2,100                                 2,100

3.65% 2/17/00, CP                 5,000                                 5,000

                                                                        12,095

NEVADA - 1.1%

Clark County Poll. Cont. Rev.     3,100                                 3,100
Bonds (Southern California
Edison) Series 1987 A, 3.1%
tender 9/16/99, CP mode (d)

Las Vegas Valley Wtr.             2,000                                 2,000
District Series A, 3.15%
9/10/99,  LOC Westdeutsche
Landesbank Girozentrale, CP

Nevada Director of Dept.          2,085                                 2,085
Commerce Ind. Dev. Rev.
(Primex Corp.) 3.42%, LOC
Bank One, Indiana NA, VRDN
(a)(d)

Nevada Gen. Oblig.                7,600                                 7,600
Participating VRDN Series
SGB 97 31, 3.34% (Liquidity
Facility Societe Generale,
France) (a)(e)

Nevada Hsg. Division Bonds        6,000                                 6,000
Series 2, 3.55% 3/31/00 (d)

Nevada Muni. Bonds Series         3,200                                 3,200
962801 Class A, 3%, tender
9/1/99 (Liquidity Facility
Citibank, New York NA) (e)(f)

                                                                        23,985

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW HAMPSHIRE - 1.6%

New Hampshire Bus. Fin. Auth.
Poll. Cont. Rev. Bonds (New
England Pwr. Co.) Series
1990 A:

3.15% tender 9/8/99, CP mode     $ 14,300                              $ 14,300
(d)

3.4% tender 10/25/99, CP mode     4,000                                 4,000
(d)

New Hampshire Bus. Fin. Auth.     4,600                                 4,600
Ind. Dev. Rev. (Wiggins
Airways Proj.) Series 1998,
3.4%, LOC BankBoston NA,
VRDN (a)(d)

New Hampshire Bus. Fin. Auth.     6,800                                 6,800
Solid Waste Disp. Rev.
(Lonza Biologies, Inc.
Proj.) 3.35%, LOC Deutsche
Bank AG, VRDN (a)(d)

New Hampshire Hsg. Fin. Auth.     1,100                                 1,100
Multi-family Hsg. Rev. Rfdg.
(Nashua-Oxford Proj.) Series
1990, 3.4% (Continental
Casualty Co. Guaranteed),
VRDN (a)

New Hampshire Hsg. Fin. Auth.
Single Family Mtg. Rev.
Participating VRDN:

Series 1997 B, 3.45%              3,195                                 3,195
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(d)(e)

Series PA 351, 3.37%              2,565                                 2,565
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

                                                                        36,560

NEW JERSEY - 0.7%

New Jersey Higher Ed. Auth.       2,260                                 2,260
Participating VRDN Series
1998 18, 3.29% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

Woodbridge Township Gen.          14,000                                14,061
Oblig. BAN 3.9% 7/28/00

                                                                        16,321

NEW MEXICO - 0.2%

Dona Ana County Ind. Dev.         1,800                                 1,800
Rev. (Karr Tool &
Manufacturing Proj.) Series
1996, 3.45%, LOC Firstar
Bank, Milwaukee NA, VRDN
(a)(d)

Espanol Ind. Dev. Rev.            3,330                                 3,330
(Nambee Mills, Inc. Proj.)
Series A, 3.5%, LOC Nat'l.
City Bank, Indiana, VRDN
(a)(d)

                                                                        5,130

NEW YORK - 1.6%

New York Metro. Trans. Auth.      4,100                                 4,100
Bonds Series 983204, 3%,
tender 9/1/99 (Liquidity
Facility Citibank, New York
NA) (e)(f)

New York Metro. Trans. Auth.      5,500                                 5,500
Trans. Facilities Rev.
Series CP 1, 3.45% 1/13/00,
LOC ABN-AMRO Bank NV, CP

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NEW YORK - CONTINUED

New York State Local Govt.       $ 2,800                               $ 2,800
Assistance Corp. Series 1995
C, 3.15% (New York State
Gen. Oblig. Guaranteed), LOC
Landesbank Hessen-Thuringen,
VRDN (a)

New York State Mtg. Agcy.
Participating VRDN:

Series 1997 J, 3.4%               6,320                                 6,320
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(d)(e)

Series FR/RI 24, 3.4%             1,000                                 1,000
(Liquidity Facility Bank of
New York NA) (a)(d)(e)

New York State Thruway Auth.      2,100                                 2,109
Hwy. & Bridge Trust Fund
Bonds Series B, 4% 4/1/00

Niagara Falls RAN Lot 1, 3.5%     7,900                                 7,903
12/10/99 (AMBAC Insured)

Northport-East Northport          7,000                                 7,031
Union Free School District
TAN Series 1999-2000, 4%
6/30/00

                                                                        36,763

NEW YORK & NEW JERSEY - 0.8%

Port Auth. of New York & New
Jersey Participating VRDN:

Series 6, 3.32% (Liquidity        17,470                                17,470
Facility Societe Generale,
France) (a)(d)(e)

Series SG 117, 3.32%              1,600                                 1,600
(Liquidity Facility Societe
Generale, France) (a)(d)(e)

                                                                        19,070

NORTH CAROLINA - 1.5%

Buncombe County Ind.              1,800                                 1,800
Facilities & Poll. Cont.
Fin. Auth. Rev. (Gold Star
Coating) Series 1997, 3.4%,
LOC Comerica Bank, Detroit,
VRDN (a)(d)

Catawba County Ind.               2,000                                 2,000
Facilities & Poll. Cont.
Fin. Auth. (Kroehler
Furniture Proj.) Series
1998, 3.5%, LOC Nat'l. City
Bank, VRDN (a)(d)

Columbus County Ind.              5,000                                 5,000
Facilities & Poll. Cont.
Fin. Auth. (Conflandey
Proj.) 3.45%, LOC Banque
Nationale de Paris, VRDN
(a)(d)

Henderson County Ind.             1,700                                 1,700
Facilities & Poll. Cont.
Fin. Auth. Rev. (American
Coating Technologies) 3.4%,
LOC Bank of America NA, VRDN
(a)(d)

Mecklenburg County Ind.           2,700                                 2,700
Facilities & Poll. Cont.
Fin. Auth. Rev. (Stefano
Foods, Inc.) Series 1996,
3.4%, LOC Bank of America
NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

NORTH CAROLINA - CONTINUED

North Carolina Eastern Muni.
Pwr. Agcy.:

3.45% 10/7/99, LOC Canadian      $ 3,200                               $ 3,200
Imperial Bank of Commerce, CP

3.55% 10/4/99, LOC Canadian       2,900                                 2,900
Imperial Bank of Commerce, CP

Piedmont Triad Arpt. Auth.        9,700                                 9,700
Spl. Facilities Rev. (Triad
Int'l. Maintenance Corp.
Proj.) Series 1989, 3.45%,
LOC Citibank, New York NA,
VRDN (a)(d)

Surry County Ind. Facilities      800                                   800
& Poll. Cont. Rev. (Intex
Corp.) 3.4%, LOC Bank of
America NA, VRDN (a)(d)

Wake County Ind. Facilities &     2,955                                 2,955
Poll. Cont. Fin. Agcy. Ind.
Dev. Rev. (Carolina Ind.
LLC) Series 1997, 3.4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

                                                                        32,755

NORTH DAKOTA - 0.3%

Fargo Ind. Dev. Rev. (Owen        1,000                                 1,000
Ind., Inc. Proj.) Series
1997, 3.45%, LOC Mellon Bank
NA, Pittsburgh, VRDN (a)(d)

Hebron Ind. Dev. Rev. (Dacco,     1,500                                 1,500
Inc. Proj.) 3.45%, LOC US
Bank NA Minnesota, VRDN
(a)(d)

North Dakota Hsg. Fin. Agcy.      3,400                                 3,400
Rev. Bonds Series C, 3.2%
4/1/00 (d)

Oliver County Participating       1,500                                 1,500
VRDN Series 1998-12, 3.34%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(e)

                                                                        7,400

OHIO - 1.8%

Cincinnati Student Ln. Fdg.       3,700                                 3,700
Corp. Student Ln. Rev.
Series 1998 A2, 3.35% (BPA
Bank of America NA), VRDN
(a)(d)

Franklin County Ind. Dev.         3,400                                 3,400
Rev. (Berwick Steel Co.)
4.2%,  LOC Sanwa Bank Ltd.,
VRDN (a)

Franklin Multi-family Rev.        1,650                                 1,650
Bonds (260 East Naghten
Street Proj.) 3.85%, tender
8/1/00, LOC Fifth Third
Bank, Cincinnati (d)

Middletown Ind. Dev. Rev.         500                                   500
(Pilot Chemical Proj.)
3.42%,  LOC Bank One, NA,
VRDN (a)(d)

Ohio Hsg. Fin. Agcy. Mtg.
Rev. Participating VRDN:

Series 1999 Q, 3.39%              9,295                                 9,295
(Liquidity Facility Bank of
America NA) (a)(e)

Series PT 241, 3.37%              9,455                                 9,455
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OHIO - CONTINUED

Ohio Hsg. Fin. Agcy.             $ 1,000                               $ 1,000
Multi-family Hsg. Rev.
(Pedco Invt. Willowlakes
Apt.) Series A, 3.42%, LOC
Bank One, NA, VRDN (a)(d)

Ohio Ind. Dev. Rev. (Masashi      990                                   990
Nagai/Snair Co.) Series 1998
A, 3.3%, LOC Bank One, NA,
VRDN (a)(d)

Ohio Wtr. Dev. Auth. Poll.        6,500                                 6,500
Cont. Rev. Bonds (Duquesne
Lt. Co. Proj.) 3.2% tender
9/9/99, LOC Toronto Dominion
Bank, CP mode (d)

Oregon City Gen. Oblig. BAN       2,550                                 2,555
Series 1999 I, 3.5% 5/4/00

Summit County Ind. Dev. Rev.      965                                   965
(Ganzhorn Properties Proj.)
3.42%, LOC Bank One, NA,
VRDN (a)(d)

                                                                        40,010

OKLAHOMA - 1.8%

Oklahoma Dev. Fin. Auth. Rev.:

(Hosp. Assoc. Pool Ln. Prog.)     14,300                                14,300
Series 1999 A, 3.35%
(Liquidity Facility
Landesbank Hessen-Thuringen)
VRDN (a)

(Shawnee Fdg. LP) Series          2,000                                 2,000
1996, 3.4%, LOC Bank of Nova
Scotia, VRDN (a)(d)

Oklahoma Hsg. Fin. Auth.:

Participating VRDN:

Series 1996 G, 3.37%              1,380                                 1,380
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Series PT 104, 3.37%              1,840                                 1,840
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

Series PT 167, 3.37%              2,555                                 2,555
(Liquidity Facility Banque
Nationale de Paris) (a)(d)(e)

Single Family Mtg. Rev. Bonds     3,040                                 3,040
(Home Ownership Ln. Prog.)
Series 1998 C, 3.55%, tender
9/1/99 (FGIC Guaranteed) (d)

Oklahoma Ind. Fin. Auth.          7,600                                 7,600
Bonds Series L, 3.3%, tender
11/1/99, LOC Landesbank
Hessen-Thuringen (d)

Tulsa Ind. Auth. Ind. Dev.        5,000                                 5,000
Rev. (Southwest United Ind.,
Inc./Southwest Aeroservices
Proj.) Series 1998, 3.45%,
LOC Bank of America NA, VRDN
(a)(d)

Tulsa Int'l. Arpt. Gen. Rev.      3,145                                 3,145
Participating VRDN Series
1997 B1, 3.44% (Liquidity
Facility Bank of America NA)
(a)(d)(e)

                                                                        40,860

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

OREGON - 0.8%

Lane County Swr. Disp. Rev.      $ 7,100                               $ 7,100
(Weyerhauser Co. Proj.)
3.35%, VRDN (a)(d)

Oregon Econ. Dev. Dept. Solid     3,000                                 3,000
Waste Disp. Rev.
(Weyerhaeuser Co. Proj.)
Series CL, 3.35%, VRDN (a)(d)

Oregon Econ. Dev. Rev.:

(Behlen Manufacturing Co.         1,900                                 1,900
Proj.) Series 172, 3.5%,
LOC Nat'l. Bank of Canada,
VRDN (a)(d)

(Cascade Steel) Series 176,       1,500                                 1,500
3.35%, LOC Commerzbank AG,
VRDN (a)(d)

Port Umatilla Ltd. Oblig.         700                                   700
Rev. (Hermiston Foods Proj.)
Series 1989, 3.5%, LOC US
Bank NA Minnesota, VRDN
(a)(d)

Portland Econ. Dev. Rev.          3,100                                 3,100
(Columbia Aluminum
Recycling) 3.4%, LOC US Bank
NA Minnesota, VRDN (a)(d)

                                                                        17,300

PENNSYLVANIA - 2.9%

Berks County Ind. Dev. Auth.      1,335                                 1,335
Ind. Dev. Rev. (Continental
Assurance Co. Proj.) Series
82, 3.4% (Continental
Casualty Co. Guaranteed),
VRDN (a)

Carbon County Ind. Dev. Auth.
Resource Recovery Rev. Bonds
(Panther Creek Partners
Proj.):

Series 1990A:

3.2% tender 9/13/99, LOC          5,000                                 5,000
Nat'l. Westminster Bank PLC,
CP mode (d)

3.25% tender 10/8/99, LOC         2,000                                 2,000
Nat'l. Westminster Bank PLC,
CP mode (d)

Series 1991A:

3.1% tender 9/16/99, LOC          1,475                                 1,475
Nat'l. Westminster Bank PLC,
CP mode (d)

3.2% tender 9/15/99, LOC          5,300                                 5,300
Nat'l. Westminster Bank PLC,
CP mode (d)

Crawford County Ind. Dev.         3,000                                 3,000
Auth. Rev. (Clear Lake
Lumber, Inc. Proj.) Series
1997, 3.4%, LOC PNC Bank NA,
VRDN (a)(d)

Delaware County Ind. Dev.         1,600                                 1,600
Auth. Bonds Series 1988 A,
3.15% tender 9/10/99 (FGIC
Insured) (Liquidity Facility
FGIC-SPI) CP mode

Erie County Ind. Dev. Auth.       1,500                                 1,500
Rev. (Carlisle Corp. Proj.)
Series 1993, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Northumberland County Ind.       $ 2,085                               $ 2,085
Dev. Auth. Rev. (Furman
Farms, Inc. Proj.) 3.4%, LOC
First Union Nat'l. Bank,
North Carolina, VRDN (a)(d)

Pennsylvania Econ. Dev. Fing.
Auth. Ind. Dev. Rev.:

(BPS Dev. Proj.) Series 1989      150                                   150
D3, 3.4%, LOC PNC Bank NA,
VRDN (a)(d)

(C&D Charter Pwr. Sys.)           900                                   900
Series 1991 D6, 3.4%, LOC
PNC Bank NA, VRDN (a)(d)

(Giffen, Schlaegle &              475                                   475
Pirillia) Series 1992 A3,
3.4%,  LOC PNC Bank NA, VRDN
(a)(d)

(Johnstown Corp. Proj.) 3.4%,     110                                   110
LOC PNC Bank NA, VRDN (a)(d)

Series 1994 B3, 3.4%, Dodge       1,400                                 1,400
Regupol, Inc., LOC PNC Bank
NA, VRDN (a)(d)

Series 1995 D10, 3.4%, Phb,       1,000                                 1,000
Inc., LOC PNC Bank NA, VRDN
(a)(d)

Series 1995 D4, 3.4%,             1,000                                 1,000
Electrical Device
Manufacturing Corp., LOC PNC
Bank NA, VRDN (a)(d)

Series 1997 B3, 3.4%,             1,500                                 1,500
Hennessey Products, Inc.,
LOC PNC Bank NA, VRDN (a)(d)

Series 1997 B4, 3.4%, Howard      1,600                                 1,600
Industries, LOC PNC Bank NA,
VRDN (a)(d)

Pennsylvania Higher Ed.           8,500                                 8,500
Assistance Agcy. Student Ln.
Rev. Series 1999 A, 3.35%
(AMBAC Insured) (BPA Cr.
Swiss First Boston, Inc.),
VRDN (a)(d)

Philadelphia Gen. Oblig. TRAN     6,400                                 6,438
Series A 1999- 2000, 4.25%
6/30/00

Philadelphia Hosp. & Higher       1,500                                 1,500
Ed. Facilities Auth. Health
Sys. Rev. Bonds (Jefferson
Health Sys. Proj.) Series
1999 B, 3.25%, tender 3/31/00

Philadelphia Ind. Dev. Rev.       2,300                                 2,300
(30th Street Station Proj.)
3.35% (MBIA Insured), VRDN
(a)(d)

Venango Ind. Dev. Auth.
Resouce Recovery Rev. Bonds
(Scrubgrass Proj.):

Series 1990 A:

3.3% tender 10/8/99, LOC          4,050                                 4,050
Nat'l. Westminster Bank PLC,
CP mode (d)

3.55% tender 1/28/00, LOC         2,700                                 2,700
Nat'l. Westminster Bank PLC,
CP mode (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

PENNSYLVANIA - CONTINUED

Venango Ind. Dev. Auth.
Resouce Recovery Rev. Bonds
(Scrubgrass Proj.): -
continued

Series 1990 B:

3.05% tender 9/8/99, LOC         $ 7,050                               $ 7,050
Nat'l. Westminster Bank PLC,
CP mode (d)

3.45% tender 2/23/00, LOC         1,500                                 1,500
Nat'l. Westminster Bank PLC,
CP mode (d)

                                                                        65,468

SOUTH CAROLINA - 4.3%

Abbeville City Ind. Dev. Rev.     4,000                                 4,000
(Springs Ind., Inc. Proj.)
3.35%, LOC Wachovia Bank NA,
VRDN (a)(d)

Berkeley County Poll. Cont.       3,900                                 3,900
Facilities Rev. (Alumax,
Inc. Proj.) 3.34%, LOC Royal
Bank of Canada, VRDN (a)

Dorchester County Ind. Dev.       6,650                                 6,650
Rev. (SYN Strand, Inc.)
Series 1994, 3.35%, LOC
Wachovia Bank NA, VRDN (a)(d)

Lancaster County Ind. Dev.        1,500                                 1,500
Rev. (Synteen Technologies,
Inc. Proj.) Series 1997,
3.45%, LOC Bank of America
NA, VRDN (a)(d)

Marion County Ind. Dev. Rev.      2,840                                 2,840
(New South, Inc. Proj.)
Series 1994, 3.45%, LOC Bank
of America NA, VRDN (a)(d)

Orangeburg County Solid Waste     3,595                                 3,595
Disp. Facilities Rev.
Participating VRDN Series
1997 B, 3.45% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(a)(d)(e)

South Carolina Hsg. Fin. &        5,535                                 5,535
Dev. Auth. Mtg. Rev.
Participating VRDN Series PT
270, 3.37% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

South Carolina Jobs Econ.
Dev. Auth. Rev.:

(Alexander Mach, Inc. Proj.)      2,300                                 2,300
Series 1994, 3.45%, LOC Bank
of America NA, VRDN (a)(d)

(Alfmeier Corp.) 3.35%, LOC       3,500                                 3,500
Bayerische Landesbank
Girozentrale, VRDN (a)(d)

(Chambers Richland Co.            2,000                                 2,000
Landfill) Series 1997, 3.4%,
LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

(Drake Molding Corp. Proj.)       5,595                                 5,595
Series 1995, 3.3%, LOC First
of America Bank NA, VRDN
(a)(d)

(Foundry, Steel, Champion         3,000                                 3,000
Tooling and Machining)
Series 1996, 3.35%, LOC
Wachovia Bank NA, VRDN (a)(d)

(Keys Printing Co.) 3.35%,        3,500                                 3,500
LOC Wachovia Bank NA, VRDN
(a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

SOUTH CAROLINA - CONTINUED

South Carolina Jobs Econ.
Dev. Auth. Rev.: - continued

(Mohawk Ind., Inc.):

Series 1997 B, 3.45%, LOC        $ 1,200                               $ 1,200
First Union Nat'l. Bank,
North Carolina, VRDN (a)(d)

3.45%, LOC First Union Nat'l.     1,000                                 1,000
Bank, North Carolina, VRDN
(a)(d)

3.45%, LOC First Union Nat'l.     2,325                                 2,325
Bank, North Carolina, VRDN
(a)(d)

(Paxar Corp. Proj.) Series        6,000                                 6,000
1996, 3.35%, LOC Wachovia
Bank NA, VRDN (a)(d)

(Ring Missouri LP Proj.)          2,200                                 2,200
Series 1999, 3.4%, LOC
SunTrust Bank, Nashville NA,
VRDN (a)(d)

(Titan Wheel Int'l. Proj.)        9,500                                 9,500
Series 1995, 3.45%, LOC Bank
of America NA, VRDN (a)(d)

(Turnils North America Proj.)     2,100                                 2,100
Series 1999, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

(Wellman, Inc. Proj.) 3.35%,      7,500                                 7,500
LOC Wachovia Bank NA, VRDN
(a)(d)

South Carolina Ports Auth.        2,025                                 2,025
Participating VRDN 3.45%
(Liquidity Facility
Bayerische Hypo-und
Vereinsbank AG) (a)(d)(e)

South Carolina Pub. Svc.          7,800                                 7,800
Auth. Rev. 3.4% 9/13/99, CP

South Carolina Trans.             2,200                                 2,202
Infrastructure Bonds Series
1998 A, 4% 10/1/99 (MBIA
Insured)

Spatanburg County Ind. Dev.       1,000                                 1,000
Rev. (Prym-Dritz Corp.
Proj.) 3.35%, LOC Wachovia
Bank NA, VRDN (a)(d)

Union County Ind. Dev. Auth.      4,000                                 4,000
Rev. (Fed. Paper Board
Proj.) 3.35%, LOC Wachovia
Bank NA, VRDN (a)(d)

                                                                        96,767

SOUTH DAKOTA - 0.4%

South Dakota Hsg. Dev. Auth.:

Series 1997 E, 3.5%, VRDN         1,545                                 1,545
(a)(d)

Series 1998 I, 3.2% 12/2/99       5,300                                 5,300
(d)

Series 1999 C, 3.2% 4/7/00 (d)    2,000                                 2,000

                                                                        8,845

TENNESSEE - 3.3%

Chattanooga Ind. Dev. Board       1,500                                 1,500
Ind. Rev. (Burner Systems
Int'l., Inc.) 3.4%, LOC Bank
of America NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Claiborne County Ind. Dev.       $ 1,600                               $ 1,600
Board Ind. Dev. Rev. (Royal
Sterilization Sys.) 3.55%,
LOC First Tennessee Bank NA,
VRDN (a)(d)

Cumberland County Ind. Dev.       1,000                                 1,000
Board Ind. Dev. Rev. (Delbar
Products, Inc. Proj.) 3.4%,
LOC PNC Bank NA, VRDN (a)(d)

Jackson Ind. Dev. Board Solid     5,000                                 5,000
Waste Disp. Rev. (Florida
Steel Corp. Proj.) Series
1995, 3.4%, LOC Bank of
America NA, VRDN (a)(d)

Knox County Health & Ed. Hsg.     14,600                                14,600
Facilities Board Rev. 3.35%
(Liquidity Facility
Landesbank
Hessen-Thuringen), VRDN (a)

McMinn County Ind. Dev. Board     4,700                                 4,700
Solid Waste Disp. Fac. Rev.
(Bowater, Inc. Proj.) Series
1999, 3.35%, LOC Wachovia
Bank NA, VRDN (a)(d)

McMinn County Ind. Dev. Board     2,100                                 2,100
Ind. Rev. (Southern Ionics,
Inc. Proj.) 3.45%, LOC
Southtrust Bank NA, VRDN
(a)(d)

Memphis-Shelby County Ind.        3,200                                 3,200
Poll. Cont. Rev. (Birmingham
Steel) Series 1996, 3.4%,
LOC PNC Bank NA, VRDN (a)(d)

Metro. Govt. of Nashville &       3,500                                 3,500
Davidson County
Participating VRDN Series
SGA 11, 3.33% (Liquidity
Facility Societe Generale,
France) (a)(e)

Morristown Ind. Dev. Board
Ind. Dev. Rev.:

(BOS Automotive Prod.) 3.4%,      3,000                                 3,000
LOC Bayerische Hypo-und
Vereinsbank AG, VRDN (a)(d)

(Lakeway Container, Inc.          1,900                                 1,900
Proj.) Series 1993, 3.55%,
LOC First Tennessee Bank NA,
VRDN (a)(d)

Savannah Ind. Dev. Corp. Ind.     3,000                                 3,000
Dev. Rev. (Shiloh Foods
Proj.) 3.4%, LOC Bank of
America NA, VRDN (a)(d)

Shelby County Participating       5,930                                 5,930
VRDN Series SGB 21, 3.34%
(Liquidity Facility Societe
Generale, France) (a)(e)

Signal Mountain Health Ed.        1,700                                 1,700
Health Facilities Bonds
(Alexian Village Proj.)
Series 1999, 3.3%, tender
2/29/00 (FSA Insured) (BPA
First Nat'l. Bank, Chicago)

South Pittsburg Ind. Dev.         1,600                                 1,600
Board Rev. (Lodge
Manufacturing Proj.) 3.4%,
LOC SunTrust Bank, Nashville
NA, VRDN (a)(d)

Tennessee Hosp. Dev. Agcy.        5,765                                 5,765
Participating VRDN Series PT
25, 3.37% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)

Tennessee Hsg. Dev. Agcy.:

Participating VRDN:

Series PT 59A, 3.37%              3,720                                 3,720
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 59B, 3.37%              3,950                                 3,950
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TENNESSEE - CONTINUED

Tennessee Hsg. Dev. Agcy.: -
continued

Bonds Series 1999 2C, 3.57%      $ 3,400                               $ 3,400
8/15/00 (d)

Trenton Ind. Dev. Rev.            2,045                                 2,045
(Dyersburg Fabrics, Inc.)
Series 1990, 3.4%, LOC
SunTrust Bank of Atlanta,
VRDN (a)(d)

Williamson County Ind. Dev.       1,500                                 1,500
Board Rev. (Telco, Inc.)
Series 1996, 3.45%, LOC Bank
of America NA, VRDN (a)(d)

                                                                        74,710

TEXAS - 17.6%

Austin Combined Util. Sys.
Rev. Series A:

3.1% 9/10/99, LOC Morgan          1,700                                 1,700
Guaranty Trust Co., NY, CP

3.15% 9/10/99, LOC Morgan         2,900                                 2,900
Guaranty Trust Co., NY, CP

3.2% 9/14/99, LOC Morgan          1,726                                 1,726
Guaranty Trust Co., NY, CP

3.4% 10/8/99, LOC Morgan          1,700                                 1,700
Guaranty Trust Co., NY, CP

Austin Gen. Oblig.                3,800                                 3,800
Participating VRDN Series
99-2, 3.34% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(e)

Bell County Ind. Dev. Corp.       1,680                                 1,680
Ind. Dev. Rev. (Metal Sales
Manufacturing Corp.) 3.42%,
LOC Star Bank NA, VRDN (a)(d)

Brazos Hbr. Ind. Dev. Corp.       4,940                                 4,940
Poll. Cont. Rev. Bonds  (Dow
Chemical Co.) Series 1986,
3.55% tender 1/28/00, CP mode

Brazos River Auth. Poll.
Cont. Rev. Rfdg. Bonds
(Texas Util. Elec. Proj.):

Series 1994A, 3.05% tender        3,000                                 3,000
9/9/99, LOC Canadian
Imperial Bank of Commerce,
CP mode (d)

Series B, 3.45% tender            1,700                                 1,700
9/30/99, LOC Canadian
Imperial Bank of Commerce,
CP mode (d)

Brazos River Hbr. Navigation
District:

Bonds (Dow Chemical Co. Proj.):

Series 1988:

3.1% tender 9/8/99, CP mode       3,150                                 3,150
(d)

3.5% tender 1/21/00, CP mode      2,000                                 2,000
(d)

Series 1991:

3.15% tender 9/15/99, CP mode     2,400                                 2,400

3.45% tender 10/13/99, CP mode    21,000                                21,000

3.5% tender 9/1/99, CP mode       4,900                                 4,900

Series 1992:

3.1% tender 9/9/99, CP mode       5,000                                 5,000
(d)

3.1% tender 9/16/99, CP mode      8,590                                 8,590
(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Brazos River Hbr. Navigation
District: - continued

(Dow Chemical Co. Proj.):

Series 1992 A, 3.15%, VRDN       $ 1,600                               $ 1,600
(a)(d)

Series 1993, 3.15%, VRDN          1,400                                 1,400
(a)(d)

Series 1996, 3.15%, VRDN          2,100                                 2,100
(a)(d)

Series 1998, 3.15%, VRDN          500                                   500
(a)(d)

Series 1999, 3.15%, VRDN          600                                   600
(a)(d)

Brownsville Ind. Dev. Corp.       1,000                                 1,000
Rev. Rfdg. (Rich-Seapak
Corp. Proj.) Series 1997,
3.4%, LOC SunTrust Bank of
Atlanta, VRDN (a)(d)

Brownsville Util. Sys. Rev.       2,000                                 2,000
Series A, 3.2% 9/13/99,  LOC
Toronto Dominion Bank, CP

Camp County Ind. Dev. Corp.       3,800                                 3,800
Envir. Fac. Rev. (Pilgrim's
Pride Corp. Proj.) Series
1999, 3.35%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

Cleburne Ind. Dev. Corp. Ind.     1,575                                 1,575
Dev. Rev. (Southwestern
Analytical Chemical) 3.5%,
LOC Nat'l. City Bank, VRDN
(a)(d)

Dallas Area Rapid Transit         2,600                                 2,600
Sales Tax Rev. Series B,
3.25% 9/14/99, LOC
Bayerische Landesbank
Girozentrale, LOC
Westdeutsche Landesbank
Girozentrale, CP

Dallas Wtr. & Swr. Sys. Rev.
Series B:

3.2% 9/10/99, CP                  5,000                                 5,000

3.25% 9/17/99, CP                 1,310                                 1,310

3.5% 10/28/99, CP                 3,000                                 3,000

El Paso Ind. Dev. Auth. Rev.      1,200                                 1,200
(Camden Wire Co., Inc.)
Series 1996, 3.5%, LOC Chase
Manhattan Bank of Delaware,
VRDN (a)(d)

Fort Worth Wtr. & Swr. Rev.       1,700                                 1,700
Series B, 3.35% 10/14/99, CP

Georgetown Ind. Dev. Corp.        2,700                                 2,700
Rev. (Chatsworth Prods.,
Inc.) Series 1996, 3.42%,
LOC Bank One, Texas NA, VRDN
(a)(d)

Grand Prairie Ind. Dev. Auth.     900                                   900
Ind. Dev. Rev.
(Precision/API Ketema Proj.)
Series 1996, 3.45%, LOC HSBC
Bank USA, VRDN (a)(d)

Greater East Texas Higher Ed.
Auth. Student Ln. Rev.:

Bonds:

Series 1993 B:

3%, tender 2/1/00, LOC            24,000                                24,000
Student Ln. Marketing Assoc.
(d)

3.25%, tender 6/1/00, LOC         7,000                                 7,000
Student Ln. Marketing Assoc.
(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Greater East Texas Higher Ed.
Auth. Student Ln. Rev.: -
continued

Bonds:

Series 1995 A, 3.15%, tender     $ 3,400                               $ 3,400
5/1/00, LOC Student Ln.
Marketing Assoc. (d)

Rfdg. Bonds:

Series 1992 A, 3.55%, tender      4,300                                 4,300
9/1/99, LOC Student Ln.
Marketing Assoc.

Series 1992 B, 3.6%, tender       4,900                                 4,900
9/1/99, LOC Student Ln.
Marketing Assoc. (d)

Greater Texas Student Ln.         2,800                                 2,800
Corp. Rev. Bonds Series 1998
A, 3%, tender 2/1/00, LOC
Student Ln. Marketing Assoc.
(d)

Gulf Coast Waste Disp. Auth.
Poll. Cont. & Solid Waste
Disp. Rev.:

(Air Products Proj.) Series       15,700                                15,700
1999, 3.35%, LOC First
Nat'l. Bank, Chicago, VRDN
(a)(d)

(Amoco Oil Co. Proj.):

Series 1996, 3.05%, VRDN          3,600                                 3,600
(a)(d)

3.05%, VRDN (a)(d)                6,100                                 6,100

Harlingen Ind. Dev. Auth.         3,500                                 3,500
Ind. Dev. Rev. (Gibbs-Texas
Die Casting) 3.5%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Harris County Gen. Oblig.
Series A:

3.3% 10/8/99, CP                  1,633                                 1,633

3.5% 9/2/99, CP                   3,026                                 3,026

Harris County Health              5,300                                 5,300
Facilities Dev. (Texas Med.
Ctr. Proj.) Series 1999 B,
3.35% (FSA Insured), VRDN (a)

Houston Arpt. Sys. Rev.
Participating VRDN:

Series PA-503, 3.37%              1,200                                 1,200
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PA-526, 3.37%              7,605                                 7,605
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT-1102, 3.41%             2,200                                 2,200
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Houston Gen. Oblig.:

Participating VRDN Series SGA     4,630                                 4,630
28, 3.33% (Liquidity
Facility Societe Generale,
France) (a)(e)

Series C, 3.35% 10/14/99, CP      5,000                                 5,000

Houston Wtr. & Swr. Sys. Rev.:

Participating VRDN Series         4,025                                 4,025
FR/RI 5, 3.4% (Liquidity
Facility Bank of New York
NA) (a)(e)

Series A, 3.15% 9/1/99, CP        12,500                                12,500

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Lower Colorado River Auth.       $ 4,600                               $ 4,600
Rev. 3.45% 10/29/99, CP

Matagorda County Navigation       3,360                                 3,360
District #1 Participating
VRDN Series 1989 D, 3.37%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(d)(e)

Mineral Wells Ind. Dev. Corp.     2,900                                 2,900
Rev. (Electronic
Interconnects) Series 1997,
3.45%, LOC HSBC Bank USA,
VRDN (a)(d)

North Central Texas Health
Facilities Dev. Corp. Rev.
Bonds (Dallas Methodist
Hosp.) Series 1998:

3.55% tender 1/25/00 (AMBAC       15,000                                15,000
Insured) (Liquidity Facility
Rabobank Nederland Corp.
Central) CP mode

3.55% tender 1/31/00 (AMBAC       3,700                                 3,700
Insured) (Liquidity Facility
Rabobank Nederland Corp.
Central) CP mode

3.6% tender 10/13/99 (AMBAC       2,200                                 2,200
Insured) (Liquidity Facility
Rabobank Nederland Corp.
Central) CP mode

Plano Health Facilities Dev.      3,300                                 3,300
Corp. Hosp. Rev. Bonds
(Childrens & Presbyterian
Health Care Ctr.) 3.55%
tender 2/24/00 (MBIA
Insured) (BPA Chase Bank of
Texas NA), CP mode

San Antonio Elec. & Gas Rev.:

Participating VRDN:

Series SG 101, 3.32%              4,000                                 4,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SG 105, 3.32%              4,420                                 4,420
(Liquidity Facility Societe
Generale, France) (a)(e)

Series A:

3.45% 9/9/99, CP                  8,500                                 8,500

3.5% 10/7/99, CP                  2,600                                 2,600

San Antonio Ind. Dev. Auth.       1,000                                 1,000
Ind. Dev. Rev. (LGC Bldg. &
KLN Steel Proj.) Series
1998, 3.45%, LOC Bank of
America NA, VRDN (a)(d)

San Antonio Wtr. Rev.             4,000                                 4,000
Participating VRDN Series
964306, Class A, 3.31%
(Liquidity Facility
Citibank, New York NA) (a)(e)

San Marcos Ind. Dev. Corp.        3,250                                 3,250
Ind. Dev. Rev. (Butler
Manufacturing Co.) Series
1995, 3.4%, LOC Bank of
America NA, VRDN (a)(d)

Socorro Independent School        2,380                                 2,380
District Variable Rate TRAN
4.092% 8/31/00 (a)(f)

Southwest Higher Ed. Auth.        2,100                                 2,100
Rev. (Southern Methodist
Univ.) 3%, LOC Landesbank
Hessen-Thuringen, VRDN (a)

Sunbelt Ind. Dev. Corp. Rev.      2,200                                 2,200
(Fort Dearborn Lithograph)
Series 1995, 3.45%, LOC Bank
One NA, Michigan, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

TEXAS - CONTINUED

Terrell Ind. Dev. Auth. Ind.     $ 1,600                               $ 1,600
Dev. Rev. (Consolidated
Sys.) 3.35%, LOC Wachovia
Bank NA, VRDN (a)(d)

Texas Gen. Oblig. TRAN Series     80,000                                80,619
1999 A, 4.5% 8/31/00

Texas Pub. Fin. Auth. Rev.:

Series 93 A, 3.55% 1/31/00, CP    1,800                                 1,800

Series B, 3.5% 1/27/00, CP        2,400                                 2,400

Univ. of Texas Permanent          2,100                                 2,100
Univ. Fund Bonds Series A,
3.2% tender 1/21/00, CP mode

Univ. of Texas Rev.:

Participating VRDN Series         9,000                                 9,000
98-97, 3.34% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

Fing. Sys. Series A, 3.55%        6,233                                 6,233
1/31/00, CP

                                                                        398,852

UTAH - 1.7%

Intermountain Pwr. Agcy. Pwr.
Supply Rev.:

Series 1997 B2:

3.2% 9/15/99, CP                  1,800                                 1,800

3.4% 10/12/99, CP                 2,500                                 2,500

3.45% 1/27/00, CP                 2,300                                 2,300

3.55% 1/31/00, CP                 2,000                                 2,000

Series 1997 B3, 3.4%              10,200                                10,200
10/14/99, CP

Series 1998 B4:

3.05% 9/8/99, CP                  4,000                                 4,000

3.35% 9/10/99, CP                 5,400                                 5,400

Series 1998 B5, 3.4%              1,300                                 1,300
10/12/99, CP

Salt Lake County TRAN 4%          4,400                                 4,408
12/29/99

Utah Gen. Oblig.                  4,000                                 4,000
Participating VRDN Series
135, 3.31% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(e)

Utah Hsg. Fin. Agcy.
Participating VRDN:

Series PT 84A, 3.37%              925                                   925
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

Series PT 84B, 3.37%              550                                   550
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

                                                                        39,383

VERMONT - 0.3%

Vermont Econ. Dev. Auth. Ind.     1,390                                 1,390
Dev. Rev. (Huber and Suhner
Proj.) 3.45%, LOC Key Bank,
NA, VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VERMONT - CONTINUED

Vermont Edl. & Health Bldg.      $ 1,840                               $ 1,840
Fin. Agcy. Rev. Bonds
(Middlebury College Proj.)
3.15%, tender 5/1/00

Vermont Hsg. Fin. Agcy.           3,120                                 3,120
Participating VRDN Series
PF-2, 3.37% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(d)(e)

                                                                        6,350

VIRGINIA - 2.8%

Botetourt County Ind. Dev.        1,695                                 1,695
Auth. Ind. Dev. Rev.
(Virginia Forge Co. Proj.)
Series 1996, 3.4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Chesterfield County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.):

Series 1987 A, 3.15% tender       7,750                                 7,750
9/9/99, CP mode

Series 1987 C:

3.45% tender 10/6/99, CP mode     3,200                                 3,200

3.45% tender 10/7/99, CP mode     1,000                                 1,000

Series B:

3.1% tender 9/9/99, CP mode       1,300                                 1,300

3.2% tender 9/15/99, CP mode      3,000                                 3,000

3.45% tender 10/29/99, CP mode    1,830                                 1,830

Frederick County Ind. Dev.        5,005                                 5,005
Auth. Rev. (Nat'l. Wildlife
Federation Proj.) Series
1996, 3.4%, LOC Bank of
America NA, VRDN (a)(d)

Greensville County Ind. Dev.
Auth. Dev. Rev. (Beach Mold
& Tool Virginia, Inc.):

Series 1996 A, 3.5%, LOC Bank     1,770                                 1,770
One, Kentucky NA, VRDN (a)(d)

Series 1996 B, 3.5%, LOC Bank     2,350                                 2,350
One, Kentucky NA, VRDN (a)(d)

Greensville County Ind. Dev.      1,135                                 1,135
Auth. Rev. (Beach Mold &
Tool Virginia, Inc.) 3.5%,
LOC Bank One, Kentucky NA,
VRDN (a)(d)

Halifax County Ind. Dev.
Auth. Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 1992:

3.25% tender 9/9/99, CP mode      1,500                                 1,500
(d)

3.5% tender 10/6/99, CP mode      13,100                                13,100
(d)

Mecklenburg County Ind. Dev.      4,970                                 4,970
Auth. Rev. (American Bldg.
Co. Proj.) 3.45%, LOC
Canadian Imperial Bank of
Commerce, VRDN (a)(d)

Norfolk Arpt. Auth. Series B,     6,400                                 6,400
3.45% 3/7/00, LOC First
Union Nat'l. Bank, North
Carolina, CP (d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

VIRGINIA - CONTINUED

Virginia College Bldg. Auth.     $ 1,800                               $ 1,802
Edl. Facilities Rev. Bonds
(21st Century College Prog.)
3.5% 2/1/00

York County Ind. Dev. Auth.
Poll. Cont. Rev. Bonds
(Virginia Elec. Pwr. Co.
Proj.) Series 85:

3.45% tender 10/6/99, CP mode     5,700                                 5,700

                                                                        63,507

WASHINGTON - 4.3%

Chelan County Pub. Util.          3,200                                 3,200
District #1 Rev. Bonds
(Chelan Hydro Consolidated)
Series PA 197, 3.75%, tender
2/24/00 (Liquidity Facility
Merrill Lynch & Co., Inc.)
(d)(e)(f)

Pierce County Econ. Dev.          3,000                                 3,000
Corp. Rev. (Pacific LLC
Proj.) 3.4%, LOC Wells Fargo
Bank NA, San Francisco, VRDN
(a)(d)

Port Grays Hbr. Ind. Dev.
Corp. Solid Waste Disp. Rev.:

(Pacific Veneer, Weyerhaeuser     2,365                                 2,365
Co.) Series 1993, 3.35%,
VRDN (a)(d)

(Weyerhaeuser Co. Proj.)          9,650                                 9,650
3.35%, VRDN (a)(d)

Port Longview Ind. Dev. Corp.     22,400                                22,400
Solid Waste Disp. Rev.
(Weyerhaeuser Co. Proj.)
Series 1993, 3.35%, VRDN
(a)(d)

Port of Seattle Gen. Oblig.       1,700                                 1,700
Series A, 3.35% 10/13/99,
LOC Bank of America NA, CP

Seattle Ltd. Tax Gen. Oblig.      2,600                                 2,600
Participating VRDN Series
SGB 12, 3.34% (Liquidity
Facility Societe Generale,
France) (a)(e)

Snohomish Pub. Hosp. District     3,000                                 3,000
#2 Rfdg. (Stevens Heath Care
Proj.) Series 1999, 3.4%,
LOC Bank of America NA, VRDN
(a)

Washington Econ. Dev. Fin.        1,300                                 1,300
Auth. Rev. (Hunter Douglas
Proj.) Series 1997 A, 3.4%,
LOC ABN-AMRO Bank NV, VRDN
(a)(d)

Washington Gen. Oblig.:

Bonds:

Series 96C4708, 3%, tender        3,440                                 3,440
9/1/99 (Liquidity Facility
Citibank, New York NA) (e)(f)

Series 984702, 3%, tender         12,500                                12,500
9/1/99 (Liquidity Facility
Citibank, New York NA) (e)

Series R 93 B 1, 4.5% 10/1/99     5,875                                 5,882

Participating VRDN:

Series SG 34, 3.33%               3,255                                 3,255
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGA 35, 3.33%              8,990                                 8,990
(Liquidity Facility Societe
Generale, France) (a)(e)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WASHINGTON - CONTINUED

Washington Gen. Oblig.: -
continued

Participating VRDN:

Series SGB 11, 3.34%             $ 3,595                               $ 3,595
(Liquidity Facility Societe
Generale, France) (a)(e)

Series SGB 9, 3.34%               5,000                                 5,000
(Liquidity Facility Societe
Generale, France) (a)(e)

Washington Hsg. Fin. Auth.        4,200                                 4,200
Participating VRDN Series
1997 D, 3.45% (Liquidity
Facility First Union Nat'l.
Bank, North Carolina)
(a)(d)(e)

Washington Hsg. Fin.              1,975                                 1,975
Commission Single Family
Mtg. Rev. Participating VRDN
Series PT 86, 3.37%
(Liquidity Facility Merrill
Lynch & Co., Inc.) (a)(d)(e)

                                                                        98,052

WEST VIRGINIA - 1.1%

Grant County Poll. Cont. Rev.
Bonds (Virginia Elec. Pwr.
Co. Proj.):

Series 1986, 3.2% tender          1,300                                 1,300
9/10/99, CP mode (d)

Series 1994, 3.2% tender          3,300                                 3,300
9/9/99, CP mode

Grant County Solid Waste
Disp. Rev. Bonds (Virginia
Elec. Pwr. Co. Proj.) Series
1996:

3.35% tender 10/14/99, CP         2,600                                 2,600
mode (d)

3.45% tender 10/14/99, CP         3,900                                 3,900
mode (d)

West Virginia Econ. Dev.          5,500                                 5,500
Auth. Ind. Rev. (Smith Svc.,
Inc. Proj.) Series 1999,
3.44%, LOC Huntington Nat'l.
Bank, Columbus, VRDN (a)(d)

West Virginia Pub. Energy
Auth. Energy Rev. Bonds
(Morgantown Energy Assoc.):

3.1% tender 9/16/99, LOC UBS      3,300                                 3,300
AG, CP mode (d)

3.35% tender 10/12/99, LOC        2,650                                 2,650
UBS AG, CP mode (d)

3.45% tender 10/6/99, LOC UBS     3,100                                 3,100
AG, CP mode (d)

                                                                        25,650

WISCONSIN - 2.8%

Appleton Ind. Dev. Rev.           600                                   600
(Pensar Corp. Proj.) Series
1993, 3.42%, LOC Bank One,
Wisconsin, VRDN (a)(d)

Ashwaubenon Ind. Dev. Rev.        1,750                                 1,750
(Tufco Proj.) Series 1992,
3.42%, LOC Bank One,
Wisconsin, VRDN (a)(d)

Butler Ind. Dev. Rev.             2,450                                 2,450
(Western States Envelope
Co.) Series 1996, 3.45%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WISCONSIN - CONTINUED

Hartford Cmnty. Dev. Auth.       $ 2,190                               $ 2,190
Ind. Dev. Rev. (TNT/Larpen
Supply Proj.) 3.42%, LOC
Bank One, Wisconsin, VRDN
(a)(d)

Janesville School District        1,400                                 1,400
TRAN 3.5% 9/30/99

Merrill Ind. Dev. Rev. (C&H       930                                   930
Packaging Co., Inc. Proj.)
Series 1996, 3.45%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

Milwaukee Gen. Oblig. RAN         3,000                                 3,004
Series 1999 A, 3.5% 2/24/00

Mukwonago School District BAN     3,000                                 3,003
3.75% 11/1/99

Oak Creek Ind. Dev. Rev.          2,000                                 2,000
(Outlook Packaging, Inc.)
3.4%,  LOC Bank of America
NA, VRDN (a)(d)

Platteville Ind. Dev. Rev.        1,450                                 1,450
(Woodward Communications
Proj.) 3.4%, LOC Harris
Trust & Savings Bank,
Chicago, VRDN (a)(d)

Pleasant Prairie Village Ind.     4,800                                 4,800
Dev. Rev. (Muskie
Enterprises, Inc. Proj.)
Series 1995, 3.4%, LOC
Harris Trust & Savings Bank,
Chicago, VRDN (a)(d)

Prentice Village Ind. Dev.        1,200                                 1,200
Rev. (Blount Proj.) Series
1994, 3.45%, LOC Bank of
America NA, VRDN (a)(d)

Raymond Ind. Dev. Rev.            2,270                                 2,270
(Richard S. Werner, Inc.
Proj.) Series 1996, 3.42%,
LOC Bank One, Wisconsin,
VRDN (a)(d)

Rhinelander Ind. Rev.:

(American Plastics Co., Inc.      3,395                                 3,395
Proj.) Series 1996, 3.45%,
LOC Firstar Bank, Milwaukee
NA, VRDN (a)(d)

(Red Arrow Prod. Co., Inc.)       5,600                                 5,600
Series 1994, 3.42%, LOC Bank
One, Wisconsin, VRDN (a)(d)

Southeast Wisconsin               5,405                                 5,405
Participating VRDN Series PT
1091, 3.36% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

Sturgeon Bay Ind. Dev. Rev.       1,100                                 1,100
(Marine Travelift Proj.)
Series 1996, 3.45%, LOC
Firstar Bank, Milwaukee NA,
VRDN (a)(d)

Sturtevant Ind. Dev. Rev.         1,300                                 1,300
(Quadra, Inc. Proj.) 3.42%,
LOC Bank One, Wisconsin,
VRDN (a)(d)

Wausau School District TRAN       1,900                                 1,900
3.75% 9/22/99

Wisconsin Gen. Oblig.             9,680                                 9,680
Participating VRDN Series
944904, Class A, 3.36%
(Liquidity Facility
Citibank, New York NA)
(a)(d)(e)

Wisconsin Hsg. & Econ. Dev.       6,000                                 6,000
Auth. Bonds Series 1999 I,
3.55% 8/15/00 (CDC Funding
Corp. Guaranteed) (d)

Wisconsin Hsg. & Econ. Dev.       2,300                                 2,300
Auth. Participating VRDN
Series 94C4903, 3.36%
(Liquidity Facility
Citibank, New York NA)
(a)(d)(e)

                                                                        63,727

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT (000S)               VALUE (NOTE 1) (000S)

WYOMING - 0.2%

Lincoln County Poll. Cont.       $ 3,200                               $ 3,200
Rev. (Exxon Corp.) Series
1987 A, 2.9%, VRDN (a)(d)

Wyoming Cmnty. Dev. Auth.         1,655                                 1,655
Participating VRDN Series PT
112, 3.32% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(e)

                                                                        4,855

NON STATE SPECIFIC - 1.2%

Clipper Tax-Exempt Trust          21,483                                21,483
Participating VRDN Series
1995 1, Class A, 3.44%
(Liquidity Facility State
Street Bank & Trust Co.)
(a)(d)(e)

Stephens Equity Trust III         5,299                                 5,299
Participating VRDN Series
1996, 3.55%, LOC Bayerische
Hypo-und Vereinsbank AG
(a)(d)(e)

                                                                        26,782

                                 SHARES

OTHER - 3.8%

Municipal Central Cash Fund,      84,970,460                            84,970
3.30% (b)(c)

TOTAL INVESTMENT IN                                                $ 2,260,898
SECURITIES - 100%

Total Cost for Income Tax Purposes                                 $ 2,260,900


SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP  - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

 Additional information on each holding  is as follows:

SECURITY                      ACQUISITION DATE  COST (000S)

Chelan County Pub. Util.      8/24/99           $ 3,200
District #1 Rev. Bonds
(Chelan Hydro Consolidated)
Series  PA 197, 3.75%,
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.)

Idaho Hsg. & Fin. Assoc.      8/24/99           $ 2,694
Bonds Series PA 145, 3.75%,
tender 2/24/00 (Liquidity
Facility Merrill Lynch &
Co., Inc.)

Nevada Muni. Bonds Series     3/1/99            $ 3,200
962801 Class A, 3%, tender
9/1/99 (Liquidity Facility
Citibank, New York NA)

New York Metro. Trans. Auth.  3/1/99            $ 4,100
Bonds Series 983204, 3%,
tender 9/1/99 (Liquidity
Facility Citibank, New York
NA)

Socorro Independent School    8/25/99           $ 2,380
District Variable Rate TRAN
4.092% 8/31/00

Washington Gen. Oblig. Bonds  3/1/99            $ 3,440
Series 96C4708, 3%, tender
9/1/99 (Liquidity Facility
Citibank, New York NA)

INCOME TAX INFORMATION

At August 31, 1999, the fund had a capital loss carryforward of approximately $316,000 of which $1,000, $46,000, $26,000, $125,000,
$14,000, $95,000 and $9,000 will expire on August 31, 2001, 2002,
2003, 2004, 2005, 2006 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT
PER-SHARE AMOUNT)                   AUGUST 31, 1999

ASSETS

Investment in securities, at            $ 2,260,898
value -  See accompanying
schedule

Receivable for investments               23,569
sold

Receivable for fund shares               5,930
sold

Interest receivable                      12,177

 TOTAL ASSETS                            2,302,574

LIABILITIES

Payable to custodian bank      $ 64

Payable for investments         80,616
purchased

Payable for fund shares         4,334
redeemed

Distributions payable           465

Accrued management fee          749

Other payables and accrued      12
expenses

 TOTAL LIABILITIES                       86,240

NET ASSETS                              $ 2,216,334

Net Assets consist of:

Paid in capital                         $ 2,216,678

Accumulated net realized gain            (344)
(loss) on investments

NET ASSETS, for 2,216,676               $ 2,216,334
shares outstanding

NET ASSET VALUE, offering                $1.00
price and redemption price
per share ($2,216,334
(divided by) 2,216,676
shares)

STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS      YEAR
                          ENDED AUGUST 31, 1999

INTEREST INCOME                        $ 73,457

EXPENSES

Management fee               $ 11,105

Non-interested trustees'      8
compensation

 Total expenses before        11,113
reductions

 Expense reductions           (2,373)   8,740

NET INTEREST INCOME                     64,717

NET REALIZED GAIN (LOSS) ON             (14)
INVESTMENTS

NET INCREASE IN NET ASSETS             $ 64,703
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS             YEAR ENDED AUGUST 31, 1999  YEAR ENDED AUGUST 31, 1998

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 64,717                    $ 77,293

 Net realized gain (loss)         (14)                        (7)

 NET INCREASE (DECREASE) IN       64,703                      77,286
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (64,717)                    (77,293)
from net interest income

Share transactions at net         2,581,058                   3,264,344
asset value of $1.00 per
share Proceeds from sales of
shares

 Reinvestment of                  59,578                      74,889
distributions from net
interest income

 Cost of shares redeemed          (2,701,588)                 (3,391,043)

 NET INCREASE (DECREASE) IN       (60,952)                    (51,810)
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE)       (60,966)                    (51,817)
IN NET ASSETS

NET ASSETS

 Beginning of period              2,277,300                   2,329,117

 End of period                   $ 2,216,334                 $ 2,277,300


FINANCIAL HIGHLIGHTS

YEARS ENDED AUGUST 31,           1999     1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000
of period

Income from Investment            .029     .033     .033     .034     .035
Operations Net interest
income

Less Distributions

From net interest income          (.029)   (.033)   (.033)   (.034)   (.035)

Net asset value, end of period   $ 1.000  $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN A, B                 2.95%    3.40%    3.38%    3.41%    3.59%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 2,216  $ 2,277  $ 2,329  $ 2,380  $ 2,206
(in millions)

Ratio of expenses to average      .40% C   .40% C   .40% C   .40% C   .40% C
net assets

Ratio of expenses to average      .39% D   .39% D   .40%     .39% D   .40%
net assets after expense
reductions

Ratio of net interest income      2.91%    3.35%    3.33%    3.36%    3.53%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1999


1. SIGNIFICANT ACCOUNTING POLICIES.

Spartan Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from

2. OPERATING POLICIES -
CONTINUED

RESTRICTED SECURITIES - CONTINUED

registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $19,014,000 or 0.9% of net assets.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $14,500 for the period.

SUB-ADVISER FEE. As the fund's investment sub-adviser, FIMM, a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other money market funds advised by FMR or its affiliates, has entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, effective January 1, 1999. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. The fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, FMR has borne the cost of the fund's premium payable to FIDFUNDS.

4. EXPENSE REDUCTIONS.

FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above an annual rate of .40% of average net assets. For the period, the reimbursement reduced the expenses by $2,225,000.

In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $148,000 under these arrangements.

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Union Street Trust II and the Shareholders of Spartan Municipal Money Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Municipal Money Fund (a fund of Fidelity Union Street Trust
II) at August 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Municipal Money Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP

Boston, Massachusetts
October 6, 1999

DISTRIBUTIONS


During fiscal year ended 1999, 100% of the fund's income dividends was free from federal income tax, and 59.48% of the fund's income dividends was subject to the federal alternative minimum tax.

OF SPECIAL NOTE


INTRODUCING FIDELITY'S NEW, REORGANIZED PROSPECTUS

Recently, the SEC issued new disclosure requirements for all mutual fund prospectuses. While Fidelity could have complied by simply following the new requirements, we saw a different opportunity. We saw the chance to create a brand new prospectus: one that is better organized, easier to use and more informative than ever.

The new format of the Fidelity mutual fund prospectus puts the information you need to make informed investment decisions right at your fingertips. In the opening pages, you will find the SEC-mandated summary that highlights the fund's investment objectives, strategies and risks. There's also an easy-to-read performance chart and fee table right up front.

Inside, you will find additional features we've introduced to make the fund prospectus a more useful tool. In our new Shareholder Information section, for example, we have provided practical, beneficial information - from how to buy or sell shares, key contact information, investment services, ways to set up your account and more - all in one convenient location.

We invite you to spend a moment and review our new prospectus. It is designed to help make your investment decision easier, no matter which of the Fidelity funds you invest in.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

BY PHONE

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(PHONE_GRAPHIC)FIDELITY AUTOMATED
SERVICE TELEPHONE (FASTSM)
1-800-544-5555

PRESS

1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC

Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.

* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A
GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE
ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED
OR GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE
PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS

BUYING SHARES

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

SELLING SHARES

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

OVERNIGHT EXPRESS

Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75039-5587

GENERAL CORRESPONDENCE

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISER

Fidelity Investments
Money Management, Inc.
Merrimack, NH

OFFICERS

Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Diane M. McLaughlin, Vice President
Stanley N. Griffith, Assistant
Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Matthew N. Karstetter, Deputy Treasurer
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES

Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD

J. Gary Burkhead
Abigail P. Johnson

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA
  and
Citibank, N.A.
New York, NY

* INDEPENDENT TRUSTEES

SMM-ANN-1099  85606
1.536690.102

CUSTODIAN

Citibank, N.A.
New York, NY

FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS

California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal
Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market

THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE

Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
 Telephone (FASTSM)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(fidelity_logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com